   As filed with the Securities and Exchange Commission on November 6, 2008



                                                             File Nos. 333-51950

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 23


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 186


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752



                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President

                      MetLife Investors Insurance Company

                                Irvine, CA 92614

                                 (949) 223-5680


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                         1275 Pennsylvania Avenue, N.W.

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on November 10, 2008 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

    This registration statement incorporates by reference the Prospectus dated April 28, 2008, and the supplement dated April 28, 2008 to the Prospectus dated April 28, 2008, included in Post-Effective Amendment No. 22/Amendment No.
179 to the registration statement on Form N-4 (File No. 333-51950/811-05200) filed on April 22, 2008 pursuant to paragraph (a) (1) of Rule 485.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED NOVEMBER 10, 2008
                                       TO
               PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement describes certain new investment portfolios for the Series/Class XC, VA, L, L - 4 Year, and C products issued by MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectuses dated April 28, 2008 (as supplemented). Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1. SSGA GROWTH AND INCOME ETF PORTFOLIO AND SSGA GROWTH ETF PORTFOLIO

The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) of Met Investors Series Trust are expected to be available on or about November 10, 2008. In the "Investment Portfolio Expenses" table under "Met Investors Series Trust," add the following:

                                                                            TOTAL                     NET TOTAL
                                         12B-1/               ACQUIRED     ANNUAL      CONTRACTUAL     ANNUAL
                             MANAGEMENT  SERVICE    OTHER     FUND FEES   PORTFOLIO  EXPENSE SUBSIDY  PORTFOLIO
                                FEES      FEES    EXPENSES  AND EXPENSES  EXPENSES     OR DEFERRAL    EXPENSES
                             ----------  -------  --------  ------------  ---------  ---------------  ---------
SSgA Growth and Income
ETF Portfolio*+                 0.33%      0.25%    0.09%       0.20%        0.87%        0.00%          0.87%

SSgA Growth ETF Portfolio*+     0.33%      0.25%    0.08%       0.22%        0.88%        0.00%          0.88%

* The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

                                                                     SUPP-MS1108

+ The Management Fee has been restated to reflect an amended management fee agreement that became effective as of September 2, 2008.

In Appendix B, "Participating Investment Portfolios," add the following to the list of portfolios under "MET INVESTORS SERIES TRUST":

     SSGA GROWTH AND INCOME ETF PORTFOLIO

     SUBADVISER: SSgA Funds Management, Inc.

     INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

     SSGA GROWTH ETF PORTFOLIO

     SUBADVISER: SSgA Funds Management, Inc.

     INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

2. MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO

The Met/Dimensional International Small Company Portfolio (Class B) of Metropolitan Series Fund, Inc. is expected to be available on or about November 10, 2008. In the "Investment Portfolio Expenses" table under "Metropolitan Series Fund, Inc.," add the following:

                                                                    TOTAL                     NET TOTAL
                                 12B-1/               ACQUIRED     ANNUAL      CONTRACTUAL     ANNUAL
                     MANAGEMENT  SERVICE    OTHER     FUND FEES   PORTFOLIO  EXPENSE SUBSIDY  PORTFOLIO
                        FEES      FEES    EXPENSES  AND EXPENSES  EXPENSES     OR DEFERRAL    EXPENSES
                     ----------  -------  --------  ------------  ---------  ---------------  ---------
Met/Dimensional
International Small
Company Portfolio**     0.85%      0.25%    0.30%      0.00%         1.40%        0.00%          1.40%

** The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008.

In Appendix B, "Participating Investment Portfolios," add the following to the list of portfolios under "METROPOLITAN SERIES FUND, INC.":

     MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO

     SUBADVISER: Dimensional Fund Advisors LP

     INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

3. INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," add the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio under option (A). Under option (B), add the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio to Platform 2 and the
Met/Dimensional International Small Company Portfolio to Platform 4.

4. DESCRIPTIONS OF THE ASSET ALLOCATION PORTFOLIOS

In the "INVESTMENT OPTIONS" section, after the "Description of the MetLife Asset Allocation Program" section, add the following:

DESCRIPTION OF THE AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS

The following three American Funds Asset Allocation Portfolios (Class C) are each a portfolio of the Met Investors Series Trust. Met Investors Advisory is the investment manager of the American Funds Asset Allocation Portfolios.

AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS
------------------------------------------
     American Funds Moderate Allocation Portfolio
     American Funds Balanced Allocation Portfolio
     American Funds Growth Allocation Portfolio

Each portfolio was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class 1 shares of certain funds of American Funds Insurance Series(R) that invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives, policies, investment process and portfolio analytical and management personnel. Periodically, Met Investors Advisory will evaluate each portfolio's allocation among equity, fixed income and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. At the same time, Met Investors Advisory will also consider whether to make changes with respect to the underlying investment portfolios, such as selecting one or more new underlying investment portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)

DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by Franklin Templeton, which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio. Met

Investors Advisory is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. Met Investors Advisory will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying investment portfolios in which it invests.)

DESCRIPTION OF THE SSGA ETF PORTFOLIOS

The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. Met Investors Advisory is the investment manager of the SSgA ETF Portfolios.

Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.

Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large-, mid- and small-capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). SSgA Funds Management, Inc. ("SSgA Funds Management"), the portfolios' sub-adviser, establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other things, the historical performance of each ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.

SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income and cash/cash equivalents including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 343-8496
Irvine, CA 92614

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED NOVEMBER 10, 2008
                                      TO
            PROSPECTUSES DATED APRIL 28, 2008 AND NOVEMBER 10, 2008
                               (AS SUPPLEMENTED)

This supplement modifies information in the prospectuses dated April 28, 2008 for the Series S variable annuity contracts and November 10, 2008 for the Series XTRA variable annuity contracts issued by MetLife Investors USA Insurance Company and the prospectuses dated April 28, 2008 for the Series/Class VA, XC, L, L - 4 Year and C variable annuity contracts issued by MetLife Investors USA Insurance Company and MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. GUARANTEED MINIMUM INCOME BENEFIT PLUS II - GUARANTEED PRINCIPAL OPTION

In the state of Washington, the Guaranteed Principal Option feature is not available with the Guaranteed Minimum Income Benefit Plus II (GMIB Plus II). Disregard all references to the Guaranteed Principal Adjustment in the "Living Benefits" section and the Guaranteed Minimum Income Benefit Examples Appendix.

2. LIFETIME WITHDRAWAL GUARANTEE II - GUARANTEED PRINCIPAL ADJUSTMENT

In the state of Washington, the Guaranteed Principal Adjustment feature is not available with the Lifetime Withdrawal Guarantee II (LWG II). Disregard all references to the Guaranteed Principal Adjustment in the "Living Benefits" section and the Guaranteed Withdrawal Benefit Examples Appendix.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                        (800) 343-8496
Irvine, CA 92614

                                                                  SUPP-MSWA1108

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                                    CLASS XC

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2008, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2008, AS REVISED NOVEMBER 10, 2008.


SAI-1108MOXC

TABLE OF CONTENTS                                                         PAGE


COMPANY.................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     2
CUSTODIAN...............................     3
DISTRIBUTION............................     3
CALCULATION OF PERFORMANCE INFORMATION       4
  .
     Total Return.......................     4
     Historical Unit Values.............     4
     Reporting Agencies.................     5
ANNUITY PROVISIONS......................     5
     Variable Annuity...................     5
     Fixed Annuity......................     6
     Mortality and Expense Guarantee....     7
     Legal or Regulatory Restrictions        7
  on Transactions  .
TAX STATUS OF THE CONTRACTS.............     7
CONDENSED FINANCIAL INFORMATION.........     9
FINANCIAL STATEMENTS....................    43

COMPANY

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2007, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2007, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


We are licensed to do business in the District of Columbia and all states except New Hampshire and New York.


We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.



The financial statements of MetLife Investors Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for income taxes, as required by new accounting guidance adopted on January 1, 2007, and includes an explanatory paragraph referring to the fact that the Company's 2006 and 2005 financial statements have been restated), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

The consolidated financial statements of General American Life Insurance Company (the "Guarantor") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Guarantor changed its method of accounting for deferred acquisition costs, and for income taxes, as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans as required by accounting guidance adopted on December 31, 2006), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Tampa, Florida 33602-5827.




CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:




                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2005             $76,214,486              $0
2006             $92,747,340              $0
2007             $93,279,104              $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2007 ranged from $4,671,999 to $8,808. The amount of commissions paid to selected selling firms during 2007 ranged from $31,715,674 to $0. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2007 ranged from $36,387,673 to $8,808. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


A.G. Edwards & Sons, Inc.

Commonwealth
Edward Jones


HSBC Brokerage
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger
RBC Dain Rauscher, Inc.
Stifel, Nicolaus & Company, Incorporated
UBS Financial Services

U.S. Bancorp Investments, Inc.

Wachovia Securities, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including certain death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge are currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations.

These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated Enhanced Death Benefit, GMIB, GWB or GMAB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee.

     The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements;

therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2007. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.


CLASS XC

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644         11.951741         188,983.5826
  01/01/2005    to  12/31/2005       11.951741         13.230588         192,469.8754
  01/01/2006    to  12/31/2006       13.230588         15.056884         196,663.5853
  01/01/2007    to  12/31/2007       15.056884         15.267724         183,925.9084
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.929396             655.0284
  01/01/2002    to  12/31/2002       10.929396          8.805453         175,758.5084
  01/01/2003    to  12/31/2003        8.805453         11.690181         890,875.6228
  01/01/2004    to  12/31/2004       11.690181         13.858377         689,649.6331
  01/01/2005    to  12/31/2005       13.858377         15.573010         541,506.2615
  01/01/2006    to  12/31/2006       15.573010         19.738183         508,578.8353
  01/01/2007    to  12/31/2007       19.738183         19.196255         468,248.8267
============   ==== ==========       =========         =========       ==============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.984994           1,723.3141
  01/01/2002    to  12/31/2002       10.984994          9.636340         273,094.9744
  01/01/2003    to  12/31/2003        9.636340         11.959724         728,304.0743
  01/01/2004    to  12/31/2004       11.959724         13.457712         472,313.4662
  01/01/2005    to  12/31/2005       13.457712         14.304925         355,196.8526
  01/01/2006    to  12/31/2006       14.304925         16.136462         303,858.9772
  01/01/2007    to  12/31/2007       16.136462         15.440795         309,684.9867
============   ==== ==========       =========         =========       ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        7.790814          7.293775          68,577.6242
  01/01/2002    to  12/31/2002        7.293775          5.177286         609,227.4429
  01/01/2003    to  12/31/2003        5.177286          6.666256       1,444,785.3500
  01/01/2004    to  12/31/2004        6.666256          7.110320       2,197,732.7570
  01/01/2005    to  12/31/2005        7.110320          7.943847       1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847          7.678353       1,645,430.2590
  01/01/2007    to  12/31/2007        7.678353          7.723216       1,432,771.5576
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246771         10.621157                0.0000
  01/01/2006    to  12/31/2006       10.621157         11.135542          274,472.5365
  01/01/2007    to  12/31/2007       11.135542         10.305387          214,294.0251
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644         10.322142                0.0000
  01/01/2007    to  12/31/2007       10.322142         12.980214           26,979.7464
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185         13.951241          211,867.7916
  01/01/2002    to  12/31/2002       13.951241         13.644245          961,841.5750
  01/01/2003    to  12/31/2003       13.644245         15.992320        1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320         17.014558        1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558         16.986823        1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823         18.238141        1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141         19.113056        1,099,384.7378
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.909345         41.312239          333,795.0812
  01/01/2002    to  12/31/2002       41.312239         33.272684        1,033,883.0189
  01/01/2003    to  12/31/2003       33.272684         42.786777        1,593,251.7660
  01/01/2004    to  12/31/2004       42.786777         47.407274        1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274         48.215337        1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337         55.863563        1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563         56.989263        1,028,082.7548
============   ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.845599            8,879.6874
  01/01/2002    to  12/31/2002       11.845599          8.446962          354,541.9517
  01/01/2003    to  12/31/2003        8.446962         11.538078          728,480.7931
  01/01/2004    to  12/31/2004       11.538078         12.078766          635,631.1567
  01/01/2005    to  12/31/2005       12.078766         12.863783          950,432.5565
  01/01/2006    to  12/31/2006       12.863783         14.448465          777,132.0016
  01/01/2007    to  12/31/2007       14.448465         15.784081          623,331.2147
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.189120          8.050186           45,232.6746
  01/01/2002    to  12/31/2002        8.050186          6.270402          304,328.7950
  01/01/2003    to  12/31/2003        6.270402          7.668982          574,092.5202
  01/01/2004    to  11/19/2004        7.668982          7.860884          411,757.7047
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644         10.460946            4,310.7289
  01/01/2007    to  12/31/2007       10.460946         14.056678           37,369.9794
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526          8.364799           41,049.8664
  01/01/2002    to  12/31/2002        8.364799          7.256874          522,387.8148
  01/01/2003    to  12/31/2003        7.256874          9.425479          874,528.2853
  01/01/2004    to  12/31/2004        9.425479         11.084222        1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222         12.698204        1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204         15.829203        1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203         17.646923        1,169,698.7894
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041611         10.134443           77,162.0693
  01/01/2002    to  12/31/2002       10.134443         10.077868          745,567.9878
  01/01/2003    to  12/31/2003       10.077868          9.955999          890,691.6762
  01/01/2004    to  12/31/2004        9.955999          9.855432          509,470.6728
  01/01/2005    to  04/30/2005        9.855432          9.860283            3,411.3696
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644         12.812153          166,923.8607
  01/01/2005    to  12/31/2005       12.812153         14.277527          535,190.5442
  01/01/2006    to  12/31/2006       14.277527         19.322711          431,641.1974
  01/01/2007    to  12/31/2007       19.322711         16.152793          318,515.9311
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.579774          8.450379          135,716.3939
  01/01/2002    to  12/31/2002        8.450379          6.255898        1,116,165.0721
  01/01/2003    to  12/31/2003        6.255898          7.909106        2,898,933.3130
  01/01/2004    to  12/31/2004        7.909106          8.277517        2,529,877.5500
  01/01/2005    to  12/31/2005        8.277517          8.526290        1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290          9.025889        1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889         10.145899        1,461,057.7979
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.418489        1,218,441.4730
  01/01/2004    to  12/31/2004       10.418489         11.170963          852,071.8889
  01/01/2005    to  12/31/2005       11.170963         11.141080          579,488.0413
  01/01/2006    to  12/31/2006       11.141080         11.001649          528,394.1723
  01/01/2007    to  12/31/2007       11.001649         11.989080          474,331.6052
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075038         10.515687           72,154.0372
  01/01/2002    to  12/31/2002       10.515687         11.304919        2,135,803.4105
  01/01/2003    to  12/31/2003       11.304919         11.598744        3,129,998.9400
  01/01/2004    to  12/31/2004       11.598744         11.976661        2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661         12.045993        2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993         12.384722        2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722         13.102425        2,253,473.7136
============   ==== ==========       =========         =========        ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564767          9.979690            7,434.6246
============   ==== ==========       =========         =========        ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        6.761758          6.081488           63,122.0696
  01/01/2002    to  12/31/2002        6.081488          2.947164          248,653.0442
  01/01/2003    to  12/31/2003        2.947164          4.567923          384,195.3425
  01/01/2004    to  12/31/2004        4.567923          4.299219          486,242.6251
  01/01/2005    to  12/31/2005        4.299219          4.694924          368,658.4428
  01/01/2006    to  12/31/2006        4.694924          4.865207          307,457.7590
  01/01/2007    to  12/31/2007        4.865207          6.293680          250,181.0592
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046          8.220557          107,325.0956
  01/01/2002    to  12/31/2002        8.220557          4.525032          874,509.3435
  01/01/2003    to  12/31/2003        4.525032          6.081870        2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870          7.048322        1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322          7.947436        1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436          8.299611        1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611          9.602874        1,137,931.2798
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.218733          262,587.9067
  01/01/2003    to  12/31/2003        8.218733         11.433062        1,022,632.1470
  01/01/2004    to  12/31/2004       11.433062         14.226210          749,621.5910
  01/01/2005    to  12/31/2005       14.226210         16.160130          675,892.4241
  01/01/2006    to  12/31/2006       16.160130         17.983664          622,328.8281
  01/01/2007    to  12/31/2007       17.983664         17.153385          554,229.9754
============   ==== ==========       =========         =========        ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644         11.096411          160,260.3155
  01/01/2005    to  12/31/2005       11.096411         12.155042          124,124.2139
  01/01/2006    to  12/31/2006       12.155042         12.682656          117,467.0038
  01/01/2007    to  12/31/2007       12.682656         15.486352          123,761.6709
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644         10.458340         233,041.5843
  01/01/2006    to  12/31/2006       10.458340         11.939126         432,481.7855
  01/01/2007    to  12/31/2007       11.939126         11.450048         396,995.8450
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.860067          9.947469         573,196.9846
  01/01/2006    to  12/31/2006        9.947469         10.230456         815,314.8727
  01/01/2007    to  12/31/2007       10.230456         10.546583       1,101,164.9748
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756         10.136771         167,899.0385
  01/01/2002    to  12/31/2002       10.136771          8.320551       1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551         10.699997       2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997         11.802287       3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287         12.786459       3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459         14.389697       3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697         14.780208       2,577,501.1009
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163646         11.924478          49,663.5375
  01/01/2002    to  12/31/2002       11.924478         10.665887         684,030.8054
  01/01/2003    to  12/31/2003       10.665887         13.883167       1,602,593.0700
  01/01/2004    to  12/31/2004       13.883167         14.973492       1,026,421.6470
  01/01/2005    to  12/31/2005       14.973492         16.158995         867,876.2326
  01/01/2006    to  12/31/2006       16.158995         17.830257         790,359.5308
  01/01/2007    to  12/31/2007       17.830257         16.296121         695,047.3958
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.615315         525,650.4510
  01/01/2003    to  12/31/2003        7.615315          9.714878       1,062,291.4680
  01/01/2004    to  12/31/2004        9.714878         10.409513         892,343.7227
  01/01/2005    to  12/31/2005       10.409513         11.625804         816,190.2397
  01/01/2006    to  12/31/2006       11.625804         11.724679         814,130.3729
  01/01/2007    to  12/31/2007       11.724679         12.845133         619,641.8715
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.843650           10,152.7946
  01/01/2002    to  12/31/2002       10.843650          8.264381          322,250.4764
  01/01/2003    to  12/31/2003        8.264381         10.395014          529,148.8849
  01/01/2004    to  12/31/2004       10.395014         11.275442          537,950.0067
  01/01/2005    to  12/31/2005       11.275442         11.578333          515,068.8129
  01/01/2006    to  12/31/2006       11.578333         13.121585          414,812.5866
  01/01/2007    to  12/31/2007       13.121585         13.550452          357,212.0648
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136         15.351902                0.0000
  01/01/2006    to  12/31/2006       15.351902         15.692541              943.5295
  01/01/2007    to  12/31/2007       15.692541         16.056909            1,017.6624
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301164         10.687313          777,671.6506
  01/01/2005    to  12/31/2005       10.687313         11.604154          899,364.1233
  01/01/2006    to  12/31/2006       11.604154         12.972623          932,223.4427
  01/01/2007    to  12/31/2007       12.972623         13.127531          801,086.3843
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101328         10.391330        3,996,359.1880
  01/01/2005    to  12/31/2005       10.391330         10.949726        5,127,061.1608
  01/01/2006    to  12/31/2006       10.949726         12.061156        5,254,087.6894
  01/01/2007    to  12/31/2007       12.061156         12.441938        5,357,936.7469
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941459         10.107486          179,571.4468
  01/01/2005    to  12/31/2005       10.107486         10.387940          619,534.0776
  01/01/2006    to  12/31/2006       10.387940         11.099798          639,937.3383
  01/01/2007    to  12/31/2007       11.099798         11.563424          812,162.4307
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241214         10.602224        3,727,116.6000
  01/01/2005    to  12/31/2005       10.602224         11.380836        5,704,736.6098
  01/01/2006    to  12/31/2006       11.380836         12.717038        5,940,772.0373
  01/01/2007    to  12/31/2007       12.717038         13.096001        5,626,447.2583
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011402         10.227688        1,174,171.0680
  01/01/2005    to  12/31/2005       10.227688         10.645573        1,733,038.4828
  01/01/2006    to  12/31/2006       10.645573         11.543319        1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319         12.058129        2,371,941.0372
============   ==== ==========       =========         =========        ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.943726         200,639.3919
  01/01/2005    to  12/31/2005       11.943726         13.208544         307,360.8379
  01/01/2006    to  12/31/2006       13.208544         15.016817         418,104.5508
  01/01/2007    to  12/31/2007       15.016817         15.211790         415,804.5835
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.728055         502,035.9448
  01/01/2004    to  12/31/2004       11.728055         13.889348         733,353.6073
  01/01/2005    to  12/31/2005       13.889348         15.592262         643,962.4400
  01/01/2006    to  12/31/2006       15.592262         19.742895         742,984.0450
  01/01/2007    to  12/31/2007       19.742895         19.181531         687,008.4094
============   ==== ==========       =========         =========         ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         11.998433         263,550.1272
  01/01/2004    to  12/31/2004       11.998433         13.487739         224,052.4404
  01/01/2005    to  12/31/2005       13.487739         14.322557         160,332.2470
  01/01/2006    to  12/31/2006       14.322557         16.140250         154,272.9954
  01/01/2007    to  12/31/2007       16.140250         15.428895         144,273.1358
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        5.505944          6.697139         707,471.8090
  01/01/2004    to  12/31/2004        6.697139          7.136100         781,225.4021
  01/01/2005    to  12/31/2005        7.136100          7.964706         525,101.1448
  01/01/2006    to  12/31/2006        7.964706          7.690836         495,540.0535
  01/01/2007    to  12/31/2007        7.690836          7.727995         422,370.8947
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246575         10.619411               0.0000
  01/01/2006    to  12/31/2006       10.619411         11.122610          59,256.6729
  01/01/2007    to  12/31/2007       11.122610         10.283068          71,461.8140
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562         10.315213           2,215.1197
  01/01/2007    to  12/31/2007       10.315213         12.958474         117,424.9721
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.066264         652,133.2433
  01/01/2004    to  12/31/2004       16.066264         17.076098         685,346.9420
  01/01/2005    to  12/31/2005       17.076098         17.031269         537,149.8991
  01/01/2006    to  12/31/2006       17.031269         18.267637         542,621.3729
  01/01/2007    to  12/31/2007       18.267637         19.124730         519,702.0840
============   ==== ==========       =========         =========         ============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         42.984805         334,537.2375
  01/01/2004    to  12/31/2004       42.984805         47.578964         429,989.9089
  01/01/2005    to  12/31/2005       47.578964         48.341721         351,515.8593
  01/01/2006    to  12/31/2006       48.341721         55.954181         341,504.5455
  01/01/2007    to  12/31/2007       55.954181         57.024330         308,668.0904
============   ==== ==========       =========         =========         ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674         11.575448         303,307.8198
  01/01/2004    to  12/31/2004       11.575448         12.105739         468,862.0298
  01/01/2005    to  12/31/2005       12.105739         12.879664         362,246.6080
  01/01/2006    to  12/31/2006       12.879664         14.451878         329,252.6982
  01/01/2007    to  12/31/2007       14.451878         15.771940         291,662.2626
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.704481         135,372.7607
  01/01/2004    to  11/19/2004        7.704481          7.890285         166,048.9595
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562         10.453918           3,471.4578
  01/01/2007    to  12/31/2007       10.453918         14.033128          81,889.3680
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.469098         216,291.5659
  01/01/2004    to  12/31/2004        9.469098         11.124362         522,437.5979
  01/01/2005    to  12/31/2005       11.124362         12.727210         405,795.7495
  01/01/2006    to  12/31/2006       12.727210         15.829364         403,883.4304
  01/01/2007    to  12/31/2007       15.829364         17.620509         445,604.3010
============   ==== ==========       =========         =========         ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.096666         10.002057         107,542.8246
  01/01/2004    to  12/31/2004       10.002057          9.891100         253,746.9493
  01/01/2005    to  04/30/2005        9.891100          9.892743               0.0000
============   ==== ==========       =========         =========         ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         12.803566         163,702.3876
  01/01/2005    to  12/31/2005       12.803566         14.253740         136,325.5664
  01/01/2006    to  12/31/2006       14.253740         19.271313         157,880.1882
  01/01/2007    to  12/31/2007       19.271313         16.093623         149,821.9519
============   ==== ==========       =========         =========         ============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.945738         1,199,037.8673
  01/01/2004    to  12/31/2004        7.945738          8.307522         1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522          8.548668           994,431.8974
  01/01/2006    to  12/31/2006        8.548668          9.040556           971,145.3829
  01/01/2007    to  12/31/2007        9.040556         10.152174           883,697.9359
============   ==== ==========       =========         =========         ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.411529           736,447.3370
  01/01/2004    to  12/31/2004       10.411529         11.152314           986,886.9436
  01/01/2005    to  12/31/2005       11.152314         11.111391           778,414.1933
  01/01/2006    to  12/31/2006       11.111391         10.961391           713,291.4137
  01/01/2007    to  12/31/2007       10.961391         11.933208           682,836.8400
============   ==== ==========       =========         =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.652364           706,866.7231
  01/01/2004    to  12/31/2004       11.652364         12.019969           763,670.5952
  01/01/2005    to  12/31/2005       12.019969         12.077499           699,133.5903
  01/01/2006    to  12/31/2006       12.077499         12.404736           849,038.1120
  01/01/2007    to  12/31/2007       12.404736         13.110413           719,451.5509
============   ==== ==========       =========         =========         ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564450          9.978019             6,824.1118
============   ==== ==========       =========         =========         ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        3.305316          4.589108           136,427.2265
  01/01/2004    to  12/31/2004        4.589108          4.314826           312,990.2164
  01/01/2005    to  12/31/2005        4.314826          4.707273           199,315.4728
  01/01/2006    to  12/31/2006        4.707273          4.873139           208,861.1208
  01/01/2007    to  12/31/2007        4.873139          6.297612           297,168.9507
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.110051           711,884.3786
  01/01/2004    to  12/31/2004        6.110051          7.073886           539,705.6911
  01/01/2005    to  12/31/2005        7.073886          7.968314           522,229.9930
  01/01/2006    to  12/31/2006        7.968314          8.313116           501,887.7220
  01/01/2007    to  12/31/2007        8.313116          9.608835           502,456.6517
============   ==== ==========       =========         =========         ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.454065           510,324.5346
  01/01/2004    to  12/31/2004       11.454065         14.238069           658,400.3957
  01/01/2005    to  12/31/2005       14.238069         16.157491           582,506.2236
  01/01/2006    to  12/31/2006       16.157491         17.962804           632,083.8801
  01/01/2007    to  12/31/2007       17.962804         17.116257           590,073.6714
============   ==== ==========       =========         =========         ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.088963         163,554.1683
  01/01/2005    to  12/31/2005       11.088963         12.134782         122,346.8702
  01/01/2006    to  12/31/2006       12.134782         12.648888         121,994.0982
  01/01/2007    to  12/31/2007       12.648888         15.429601         147,231.5203
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562         10.451325          22,966.7521
  01/01/2006    to  12/31/2006       10.451325         11.919227          85,062.7874
  01/01/2007    to  12/31/2007       11.919227         11.419472          96,248.9567
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.892445          9.973519         458,380.6783
  01/01/2006    to  12/31/2006        9.973519         10.247024         687,210.1040
  01/01/2007    to  12/31/2007       10.247024         10.553046       1,015,568.2644
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.749521         812,394.0970
  01/01/2004    to  12/31/2004       10.749521         11.845032       1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032         12.819984       1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984         14.413047       1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047         14.789310       1,315,469.2794
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.947388         619,951.3971
  01/01/2004    to  12/31/2004       13.947388         15.027679         769,904.3927
  01/01/2005    to  12/31/2005       15.027679         16.201314         750,785.7937
  01/01/2006    to  12/31/2006       16.201314         17.859135         844,703.5159
  01/01/2007    to  12/31/2007       17.859135         16.306100         761,548.8160
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.732750         509,533.6949
  01/01/2004    to  12/31/2004        9.732750         10.418212         663,087.6564
  01/01/2005    to  12/31/2005       10.418212         11.623927         515,598.7796
  01/01/2006    to  12/31/2006       11.623927         11.711098         513,916.9419
  01/01/2007    to  12/31/2007       11.711098         12.817358         492,311.6930
============   ==== ==========       =========         =========       ==============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.428700           163,727.6214
  01/01/2004    to  12/31/2004       10.428700         11.300646           287,263.4410
  01/01/2005    to  12/31/2005       11.300646         11.591091           396,623.4327
  01/01/2006    to  12/31/2006       11.591091         13.120340           392,218.9338
  01/01/2007    to  12/31/2007       13.120340         13.532831           377,287.7898
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212         15.181339               490.4303
  01/01/2006    to  12/31/2006       15.181339         15.502724            25,596.8450
  01/01/2007    to  12/31/2007       15.502724         15.846744            29,409.6249
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629         10.685617           496,059.1309
  01/01/2005    to  12/31/2005       10.685617         11.590752           933,205.2691
  01/01/2006    to  12/31/2006       11.590752         12.944726         1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726         13.086132         1,026,255.7098
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803         10.389680         3,598,348.2350
  01/01/2005    to  12/31/2005       10.389680         10.937077         7,366,079.1747
  01/01/2006    to  12/31/2006       10.937077         12.035216        10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216         12.402700        12,389,849.2039
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942         10.105881            89,756.6426
  01/01/2005    to  12/31/2005       10.105881         10.375938           551,207.4189
  01/01/2006    to  12/31/2006       10.375938         11.075921           918,626.7875
  01/01/2007    to  12/31/2007       11.075921         11.526954         1,598,877.3764
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681         10.600541         3,639,293.8540
  01/01/2005    to  12/31/2005       10.600541         11.367691         6,735,952.1977
  01/01/2006    to  12/31/2006       11.367691         12.689689         9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689         13.054701        12,268,807.7092
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881         10.226064         1,315,354.3950
  01/01/2005    to  12/31/2005       10.226064         10.633274         2,644,268.1902
  01/01/2006    to  12/31/2006       10.633274         11.518490         3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490         12.020101         4,956,840.2576
============   ==== ==========       =========         =========        ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521         11.939720         269,252.5508
  01/01/2005    to  12/31/2005       11.939720         13.197536         349,356.2707
  01/01/2006    to  12/31/2006       13.197536         14.996823         366,355.5134
  01/01/2007    to  12/31/2007       14.996823         15.183900         272,368.6003
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.925670              10.0000
  01/01/2002    to  12/31/2002       10.925670          8.789245          23,744.1676
  01/01/2003    to  12/31/2003        8.789245         11.651185         614,792.3152
  01/01/2004    to  12/31/2004       11.651185         13.791399         844,731.6342
  01/01/2005    to  12/31/2005       13.791399         15.474588         837,023.8301
  01/01/2006    to  12/31/2006       15.474588         19.584134         745,520.9303
  01/01/2007    to  12/31/2007       19.584134         19.017716         627,653.5260
============   ==== ==========       =========         =========       ==============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.981256           1,158.6675
  01/01/2002    to  12/31/2002       10.981256          9.618604          12,911.9264
  01/01/2003    to  12/31/2003        9.618604         11.919827         422,071.7829
  01/01/2004    to  12/31/2004       11.919827         13.392661         368,115.1203
  01/01/2005    to  12/31/2005       13.392661         14.214507         308,960.7342
  01/01/2006    to  12/31/2006       14.214507         16.010503         278,322.4644
  01/01/2007    to  12/31/2007       16.010503         15.297171         242,339.9123
============   ==== ==========       =========         =========       ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        7.790426          7.285235           5,330.5546
  01/01/2002    to  12/31/2002        7.285235          5.163465          89,241.3611
  01/01/2003    to  12/31/2003        5.163465          6.638491         936,260.0392
  01/01/2004    to  12/31/2004        6.638491          7.070062       2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062          7.887068       1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068          7.612069       1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069          7.645002       1,041,174.5476
============   ==== ==========       =========         =========       ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246477         10.618538          28,040.4414
  01/01/2006    to  12/31/2006       10.618538         11.116150         367,326.8825
  01/01/2007    to  12/31/2007       11.116150         10.271927         243,054.4120
============   ==== ==========       =========         =========       ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521         10.311750             156.2923
  01/01/2007    to  12/31/2007       10.311750         12.947617          80,801.0690
============   ==== ==========       =========         =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495         13.934910           41,643.4787
  01/01/2002    to  12/31/2002       13.934910         13.607857          183,438.0434
  01/01/2003    to  12/31/2003       13.607857         15.925780        1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780         16.918301        1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301         16.865474        1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474         18.080789          883,966.3053
  01/01/2007    to  12/31/2007       18.080789         18.919602          722,771.4459
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.907383         41.263886           62,136.3978
  01/01/2002    to  12/31/2002       41.263886         33.183838          193,615.0006
  01/01/2003    to  12/31/2003       33.183838         42.608637          694,811.9466
  01/01/2004    to  12/31/2004       42.608637         47.138957          782,579.5836
  01/01/2005    to  12/31/2005       47.138957         47.870784          706,835.4937
  01/01/2006    to  12/31/2006       47.870784         55.381470          634,180.4254
  01/01/2007    to  12/31/2007       55.381470         56.412292          488,664.9173
============   ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.841568               60.8234
  01/01/2002    to  12/31/2002       11.841568          8.431404           49,027.0668
  01/01/2003    to  12/31/2003        8.431404         11.499598          381,795.2233
  01/01/2004    to  12/31/2004       11.499598         12.020385          597,576.0166
  01/01/2005    to  12/31/2005       12.020385         12.782480          817,804.6238
  01/01/2006    to  12/31/2006       12.782480         14.335678          626,501.9730
  01/01/2007    to  12/31/2007       14.335678         15.637262          585,719.6194
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.188716          8.040755            3,993.1489
  01/01/2002    to  12/31/2002        8.040755          6.253646           38,626.0334
  01/01/2003    to  12/31/2003        6.253646          7.637036          224,000.1853
  01/01/2004    to  11/19/2004        7.637036          7.817754          212,619.4835
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521         10.450406            9,664.2596
  01/01/2007    to  12/31/2007       10.450406         14.021368           75,218.3346
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093          8.354994            2,838.0714
  01/01/2002    to  12/31/2002        8.354994          7.237479           78,810.0767
  01/01/2003    to  12/31/2003        7.237479          9.386204          329,880.9111
  01/01/2004    to  12/31/2004        9.386204         11.021453          907,434.3050
  01/01/2005    to  12/31/2005       11.021453         12.607434        1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434         15.680393        1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393         17.454683          828,521.3989
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041115         10.122589           10,516.7910
  01/01/2002    to  12/31/2002       10.122589         10.050994          226,239.9556
  01/01/2003    to  12/31/2003       10.050994          9.914562          253,610.2645
  01/01/2004    to  12/31/2004        9.914562          9.799660          229,972.3926
  01/01/2005    to  04/30/2005        9.799660          9.799690            2,245.9017
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521         12.799274          214,119.3092
  01/01/2005    to  12/31/2005       12.799274         14.241861          441,658.2120
  01/01/2006    to  12/31/2006       14.241861         19.245665          320,390.7743
  01/01/2007    to  12/31/2007       19.245665         16.064120          249,511.4729
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.579351          8.440489           10,882.6021
  01/01/2002    to  12/31/2002        8.440489          6.239188          183,738.0480
  01/01/2003    to  12/31/2003        6.239188          7.876171        1,617,537.5980
  01/01/2004    to  12/31/2004        7.876171          8.230659        2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659          8.465353        1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353          8.947983        1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983         10.043168        1,441,276.4124
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.408048          905,824.8266
  01/01/2004    to  12/31/2004       10.408048         11.142998        1,303,099.0940
  01/01/2005    to  12/31/2005       11.142998         11.096573        1,077,939.2457
  01/01/2006    to  12/31/2006       11.096573         10.941314          951,956.8605
  01/01/2007    to  12/31/2007       10.941314         11.905367          761,114.7117
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.074541         10.503380            7,939.7406
  01/01/2002    to  12/31/2002       10.503380         11.274776          350,470.5383
  01/01/2003    to  12/31/2003       11.274776         11.550473        1,496,751.5824
  01/01/2004    to  12/31/2004       11.550473         11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891         11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923         12.277851        1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851         12.969788        1,393,983.3777
============   ==== ==========       =========         =========        ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564292          9.977183            9,938.1847
============   ==== ==========       =========         =========        ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        6.761420          6.074341            1,856.7190
  01/01/2002    to  12/31/2002        6.074341          2.939266           12,119.9922
  01/01/2003    to  12/31/2003        2.939266          4.548861          164,020.3205
  01/01/2004    to  12/31/2004        4.548861          4.274839          426,221.9721
  01/01/2005    to  12/31/2005        4.274839          4.661325          372,468.2153
  01/01/2006    to  12/31/2006        4.661325          4.823166          339,909.0895
  01/01/2007    to  12/31/2007        4.823166          6.229901          296,934.7843
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667          8.210931            6,367.6263
  01/01/2002    to  12/31/2002        8.210931          4.512937          148,563.8294
  01/01/2003    to  12/31/2003        4.512937          6.056532        1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532          7.008410        1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410          7.890626        1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626          8.227961          894,709.4546
  01/01/2007    to  12/31/2007        8.227961          9.505627          924,956.0286
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.210477           42,984.0519
  01/01/2003    to  12/31/2003        8.210477         11.404493          722,639.6064
  01/01/2004    to  12/31/2004       11.404493         14.169346          832,311.1906
  01/01/2005    to  12/31/2005       14.169346         16.071495          750,702.2762
  01/01/2006    to  12/31/2006       16.071495         17.858290          704,913.6963
  01/01/2007    to  12/31/2007       17.858290         17.008110          491,512.3578
============   ==== ==========       =========         =========        ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521         11.085242          190,130.9966
  01/01/2005    to  12/31/2005       11.085242         12.124664          136,071.5114
  01/01/2006    to  12/31/2006       12.124664         12.632037          137,547.2820
  01/01/2007    to  12/31/2007       12.632037         15.401303          129,885.6461
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521         10.447819           73,067.2632
  01/01/2006    to  12/31/2006       10.447819         11.909290          147,636.9975
  01/01/2007    to  12/31/2007       11.909290         11.404215          160,904.1045
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.799354          9.876390          447,409.0187
  01/01/2006    to  12/31/2006        9.876390         10.142173          864,570.9573
  01/01/2007    to  12/31/2007       10.142173         10.439815          856,002.8871
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255         10.124913           16,457.1567
  01/01/2002    to  12/31/2002       10.124913          8.298345          202,643.9669
  01/01/2003    to  12/31/2003        8.298345         10.655482        1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482         11.735525        2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525         12.695134        2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134         14.265570        1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570         14.630624        1,485,940.4058
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163146         11.910526            5,807.5593
  01/01/2002    to  12/31/2002       11.910526         10.637413          108,947.6561
  01/01/2003    to  12/31/2003       10.637413         13.825385          790,096.7979
  01/01/2004    to  12/31/2004       13.825385         14.888758          751,116.7984
  01/01/2005    to  12/31/2005       14.888758         16.043544          672,683.9022
  01/01/2006    to  12/31/2006       16.043544         17.676407          585,909.8382
  01/01/2007    to  12/31/2007       17.676407         16.131145          436,474.4776
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.607663          116,797.5739
  01/01/2003    to  12/31/2003        7.607663          9.690594          693,976.7877
  01/01/2004    to  12/31/2004        9.690594         10.367887        1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887         11.562016          829,752.7829
  01/01/2006    to  12/31/2006       11.562016         11.642913          734,085.5057
  01/01/2007    to  12/31/2007       11.642913         12.736327          586,119.8675
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.839954           16,945.1694
  01/01/2002    to  12/31/2002       10.839954          8.249162           58,698.7199
  01/01/2003    to  12/31/2003        8.249162         10.360344          175,602.3744
  01/01/2004    to  12/31/2004       10.360344         11.220948          238,445.5579
  01/01/2005    to  12/31/2005       11.220948         11.505159          288,646.7270
  01/01/2006    to  12/31/2006       11.505159         13.019175          345,337.9029
  01/01/2007    to  12/31/2007       13.019175         13.424435          284,178.8531
============   ==== ==========       =========         =========       ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382         15.096769                0.0000
  01/01/2006    to  12/31/2006       15.096769         15.408678           12,178.5029
  01/01/2007    to  12/31/2007       15.408678         15.742695           18,483.9709
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300361         10.684769          770,710.4046
  01/01/2005    to  12/31/2005       10.684769         11.584057        1,453,588.0931
  01/01/2006    to  12/31/2006       11.584057         12.930800        1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800         13.065482        1,412,136.3213
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100540         10.388855        4,952,534.8100
  01/01/2005    to  12/31/2005       10.388855         10.930758       10,550,036.2918
  01/01/2006    to  12/31/2006       10.930758         12.022266       13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266         12.383127       16,411,173.0140
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940683         10.105078           98,200.4986
  01/01/2005    to  12/31/2005       10.105078         10.369941          410,833.9250
  01/01/2006    to  12/31/2006       10.369941         11.064002          614,186.3552
  01/01/2007    to  12/31/2007       11.064002         11.508762        1,111,839.0685
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240415         10.599700        4,070,272.4060
  01/01/2005    to  12/31/2005       10.599700         11.361125        8,659,604.2002
  01/01/2006    to  12/31/2006       11.361125         12.676036       11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036         13.034100       15,838,198.3746
============   ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010620         10.225252        1,018,815.0550
  01/01/2005    to  12/31/2005       10.225252         10.627130        2,765,842.5590
  01/01/2006    to  12/31/2006       10.627130         11.506096        3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096         12.001131        4,928,840.2004
============   ==== ==========       =========         =========       ===============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         11.931716         133,009.4275
  01/01/2005    to  12/31/2005       11.931716         13.175555         127,028.8005
  01/01/2006    to  12/31/2006       13.175555         14.956929         133,000.0339
  01/01/2007    to  12/31/2007       14.956929         15.128293         120,066.3037
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.923190             238.7124
  01/01/2002    to  12/31/2002       10.923190          8.778461          34,160.0234
  01/01/2003    to  12/31/2003        8.778461         11.625277         380,772.7126
  01/01/2004    to  12/31/2004       11.625277         13.746952         430,732.8361
  01/01/2005    to  12/31/2005       13.746952         15.409353         354,309.2494
  01/01/2006    to  12/31/2006       15.409353         19.482154         312,515.3022
  01/01/2007    to  12/31/2007       19.482154         18.899669         285,968.3884
============   ==== ==========       =========         =========         ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.978760          10,541.2587
  01/01/2002    to  12/31/2002       10.978760          9.606799          37,804.5906
  01/01/2003    to  12/31/2003        9.606799         11.893317         252,033.9427
  01/01/2004    to  12/31/2004       11.893317         13.349490         199,024.9843
  01/01/2005    to  12/31/2005       13.349490         14.154574         156,263.8409
  01/01/2006    to  12/31/2006       14.154574         15.927114         147,604.3052
  01/01/2007    to  12/31/2007       15.927114         15.202206         127,382.0185
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        7.790167          7.279536          65,463.3365
  01/01/2002    to  12/31/2002        7.279536          5.154251         166,911.1376
  01/01/2003    to  12/31/2003        5.154251          6.620031         659,293.7894
  01/01/2004    to  12/31/2004        6.620031          7.043338         568,209.4072
  01/01/2005    to  12/31/2005        7.043338          7.849430         433,969.7607
  01/01/2006    to  12/31/2006        7.849430          7.568189         375,516.3553
  01/01/2007    to  12/31/2007        7.568189          7.593294         357,066.5919
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246282         10.616793           2,002.7801
  01/01/2006    to  12/31/2006       10.616793         11.103240          15,165.4620
  01/01/2007    to  12/31/2007       11.103240         10.249680          19,468.6499
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438         10.304828           3,867.0656
  01/01/2007    to  12/31/2007       10.304828         12.925932          30,466.2269
============   ==== ==========       =========         =========         ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958037         13.924032        23,513.6885
  01/01/2002    to  12/31/2002       13.924032         13.583639       107,698.4759
  01/01/2003    to  12/31/2003       13.583639         15.881558       598,811.8673
  01/01/2004    to  12/31/2004       15.881558         16.854422       627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051       418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644       377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730       338,864.3287
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.906073         41.231685        30,484.5085
  01/01/2002    to  12/31/2002       41.231685         33.124735        96,188.7420
  01/01/2003    to  12/31/2003       33.124735         42.490294       341,376.5167
  01/01/2004    to  12/31/2004       42.490294         46.960946       344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491       292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441       288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968       250,298.3204
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.838879         2,176.0544
  01/01/2002    to  12/31/2002       11.838879          8.421029        75,923.5912
  01/01/2003    to  12/31/2003        8.421029         11.473990       260,483.4454
  01/01/2004    to  12/31/2004       11.473990         11.981598       340,065.9128
  01/01/2005    to  12/31/2005       11.981598         12.728544       284,898.6440
  01/01/2006    to  12/31/2006       12.728544         14.260960       246,871.7946
  01/01/2007    to  12/31/2007       14.260960         15.540130       212,706.1786
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.188447          8.034479        38,364.8937
  01/01/2002    to  12/31/2002        8.034479          6.242515       102,732.6144
  01/01/2003    to  12/31/2003        6.242515          7.615832       193,664.6165
  01/01/2004    to  11/19/2004        7.615832          7.789155       264,344.9394
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438         10.443386         3,848.0428
  01/01/2007    to  12/31/2007       10.443386         13.997877        29,645.1320
============   ==== ==========       =========         =========       ============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.738807          8.348474           20,284.9095
  01/01/2002    to  12/31/2002        8.348474          7.224602           79,376.4973
  01/01/2003    to  12/31/2003        7.224602          9.360152          222,073.2009
  01/01/2004    to  12/31/2004        9.360152         10.979856          426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118          342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096          310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567          278,333.0576
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.040784         10.114681           40,482.2793
  01/01/2002    to  12/31/2002       10.114681         10.033111          166,400.6075
  01/01/2003    to  12/31/2003       10.033111          9.887032          304,112.7764
  01/01/2004    to  12/31/2004        9.887032          9.762657           93,724.0831
  01/01/2005    to  04/30/2005        9.762657          9.759505                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         12.790697          147,425.6869
  01/01/2005    to  12/31/2005       12.790697         14.218141          133,742.7889
  01/01/2006    to  12/31/2006       14.218141         19.194490          132,911.5595
  01/01/2007    to  12/31/2007       19.194490         16.005296          120,966.0584
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.579068          8.433892           62,431.3684
  01/01/2002    to  12/31/2002        8.433892          6.228069          283,782.0988
  01/01/2003    to  12/31/2003        6.228069          7.854290        1,094,970.7307
  01/01/2004    to  12/31/2004        7.854290          8.199570        1,170,419.1560
  01/01/2005    to  12/31/2005        8.199570          8.424977          892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595          910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273          808,015.5291
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.401088          608,509.8350
  01/01/2004    to  12/31/2004       10.401088         11.124393          827,824.6975
  01/01/2005    to  12/31/2005       11.124393         11.067004          552,429.7063
  01/01/2006    to  12/31/2006       11.067004         10.901273          537,207.9281
  01/01/2007    to  12/31/2007       10.901273         11.849895          437,638.2083
============   ==== ==========       =========         =========        ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.074208         10.495175        84,050.5665
  01/01/2002    to  12/31/2002       10.495175         11.254708       292,866.2732
  01/01/2003    to  12/31/2003       11.254708         11.518393       789,557.8663
  01/01/2004    to  12/31/2004       11.518393         11.863917       812,494.9265
  01/01/2005    to  12/31/2005       11.863917         11.902882       646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117       585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116       542,542.4162
============   ==== ==========       =========         =========       ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563975          9.975512         4,599.8967
============   ==== ==========       =========         =========       ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        6.761195          6.069589        29,610.6961
  01/01/2002    to  12/31/2002        6.069589          2.934022        51,289.3483
  01/01/2003    to  12/31/2003        2.934022          4.536216       122,905.1606
  01/01/2004    to  12/31/2004        4.536216          4.258682       283,167.5172
  01/01/2005    to  12/31/2005        4.258682          4.639082       230,903.0364
  01/01/2006    to  12/31/2006        4.639082          4.795367       163,244.9070
  01/01/2007    to  12/31/2007        4.795367          6.187776       161,648.8623
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614414          8.204508        63,188.7244
  01/01/2002    to  12/31/2002        8.204508          4.504875       202,939.8126
  01/01/2003    to  12/31/2003        4.504875          6.039673       756,611.6907
  01/01/2004    to  12/31/2004        6.039673          6.981901       591,807.1868
  01/01/2005    to  12/31/2005        6.981901          7.852952       598,574.9466
  01/01/2006    to  12/31/2006        7.852952          8.180513       573,069.1221
  01/01/2007    to  12/31/2007        8.180513          9.441318       445,288.8641
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.204986        41,589.6497
  01/01/2003    to  12/31/2003        8.204986         11.385490       502,413.5804
  01/01/2004    to  12/31/2004       11.385490         14.131572       462,454.9926
  01/01/2005    to  12/31/2005       14.131572         16.012689       377,094.0003
  01/01/2006    to  12/31/2006       16.012689         17.775216       345,165.9059
  01/01/2007    to  12/31/2007       17.775216         16.911972       299,209.1362
============   ==== ==========       =========         =========       ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         11.077804        98,920.2506
  01/01/2005    to  12/31/2005       11.077804         12.104461        77,624.4304
  01/01/2006    to  12/31/2006       12.104461         12.598415        69,911.0420
  01/01/2007    to  12/31/2007       12.598415         15.344884        57,361.9080
============   ==== ==========       =========         =========       ============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811           40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440           89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762           97,140.7244
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.759091          9.829291          137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745          359,479.0254
  01/01/2007    to  12/31/2007       10.083745         10.369242          711,766.0045
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.195919         10.116997           98,674.2839
  01/01/2002    to  12/31/2002       10.116997          8.283563          298,086.7589
  01/01/2003    to  12/31/2003        8.283563         10.625867          846,109.7706
  01/01/2004    to  12/31/2004       10.625867         11.691186        1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573        1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373        1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708          927,884.0979
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.162814         11.901244           48,232.2937
  01/01/2002    to  12/31/2002       11.901244         10.618492          203,954.4481
  01/01/2003    to  12/31/2003       10.618492         13.787013          646,623.9795
  01/01/2004    to  12/31/2004       13.787013         14.832557          539,145.4642
  01/01/2005    to  12/31/2005       14.832557         15.967065          422,064.0253
  01/01/2006    to  12/31/2006       15.967065         17.574617          362,659.5132
  01/01/2007    to  12/31/2007       17.574617         16.022131          318,593.9459
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.602564           81,514.1250
  01/01/2003    to  12/31/2003        7.602564          9.674439          416,549.8094
  01/01/2004    to  12/31/2004        9.674439         10.340233          480,073.4891
  01/01/2005    to  12/31/2005       10.340233         11.519694          397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731          361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321          327,248.8920
============   ==== ==========       =========         =========        ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.837498            3,279.2139
  01/01/2002    to  12/31/2002       10.837498          8.239034           65,683.2682
  01/01/2003    to  12/31/2003        8.239034         10.337295          201,383.4761
  01/01/2004    to  12/31/2004       10.337295         11.184770          243,847.2311
  01/01/2005    to  12/31/2005       11.184770         11.455096          206,098.9303
  01/01/2006    to  12/31/2006       11.455096         12.947028          179,713.2007
  01/01/2007    to  12/31/2007       12.947028         13.333947          150,974.1653
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974         14.929039               55.3420
  01/01/2006    to  12/31/2006       14.929039         15.222294            2,816.2629
  01/01/2007    to  12/31/2007       15.222294         15.536642            7,259.2480
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299826         10.683074          854,286.2431
  01/01/2005    to  12/31/2005       10.683074         11.570684        1,085,604.0976
  01/01/2006    to  12/31/2006       11.570684         12.903002          982,017.6110
  01/01/2007    to  12/31/2007       12.903002         13.024293          602,080.7795
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100015         10.387206        1,652,136.3990
  01/01/2005    to  12/31/2005       10.387206         10.918136        3,503,926.6874
  01/01/2006    to  12/31/2006       10.918136         11.996419        4,321,235.4166
  01/01/2007    to  12/31/2007       11.996419         12.344089        4,364,179.2308
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940166         10.103473          237,400.2227
  01/01/2005    to  12/31/2005       10.103473         10.357964        1,551,394.7620
  01/01/2006    to  12/31/2006       10.357964         11.040211        1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478        1,714,054.4038
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239883         10.598018        2,470,811.3740
  01/01/2005    to  12/31/2005       10.598018         11.348007        3,576,428.7736
  01/01/2006    to  12/31/2006       11.348007         12.648785        4,554,633.4817
  01/01/2007    to  12/31/2007       12.648785         12.993010        4,817,668.7273
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010099         10.223628          880,821.1168
  01/01/2005    to  12/31/2005       10.223628         10.614857        1,549,485.5517
  01/01/2006    to  12/31/2006       10.614857         11.481355        1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296        2,290,443.2291
============   ==== ==========       =========         =========        ==============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356         11.923714        10,450.6397
  01/01/2005    to  12/31/2005       11.923714         13.153602         7,623.7011
  01/01/2006    to  12/31/2006       13.153602         14.917127         6,070.2771
  01/01/2007    to  12/31/2007       14.917127         15.072869         6,341.9985
============   ==== ==========       =========         =========        ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.670416         11.599408        55,165.3654
  01/01/2004    to  12/31/2004       11.599408         13.702620        66,678.8731
  01/01/2005    to  12/31/2005       13.702620         15.344356        35,083.5705
  01/01/2006    to  12/31/2006       15.344356         19.380650        28,226.4570
  01/01/2007    to  12/31/2007       19.380650         18.782294        27,457.1850
============   ==== ==========       =========         =========        ===========
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.638372         11.866859        51,183.3036
  01/01/2004    to  12/31/2004       11.866859         13.306444        27,809.2191
  01/01/2005    to  12/31/2005       13.306444         14.094875        19,662.4351
  01/01/2006    to  12/31/2006       14.094875         15.844132        17,492.7856
  01/01/2007    to  12/31/2007       15.844132         15.107798        16,118.8973
============   ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        5.448435          6.616144        75,072.8937
  01/01/2004    to  12/31/2004        6.616144          7.032146        62,707.5702
  01/01/2005    to  12/31/2005        7.032146          7.829149        25,984.5683
  01/01/2006    to  12/31/2006        7.829149          7.541105        13,713.0445
  01/01/2007    to  12/31/2007        7.541105          7.558515        11,961.5755
============   ==== ==========       =========         =========        ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246086         10.615048             0.0000
  01/01/2006    to  12/31/2006       10.615048         11.090346         4,124.1062
  01/01/2007    to  12/31/2007       11.090346         10.227481         4,288.0187
============   ==== ==========       =========         =========        ===========
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356         10.297910         2,758.2841
  01/01/2007    to  12/31/2007       10.297910         12.904282         2,749.4513
============   ==== ==========       =========         =========        ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.543946         15.872127        80,162.2800
  01/01/2004    to  12/31/2004       15.872127         16.827533        68,536.8793
  01/01/2005    to  12/31/2005       16.827533         16.741568        41,825.0854
  01/01/2006    to  12/31/2006       16.741568         17.912204        35,750.0599
  01/01/2007    to  12/31/2007       17.912204         18.705553        34,798.0264
============   ==== ==========       =========         =========        ===========

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.194526         42.464964        47,913.7885
  01/01/2004    to  12/31/2004       42.464964         46.885921        39,259.4652
  01/01/2005    to  12/31/2005       46.885921         47.518965        20,457.2287
  01/01/2006    to  12/31/2006       47.518965         54.864963        19,189.0896
  01/01/2007    to  12/31/2007       54.864963         55.773897        19,022.8501
============   ==== ==========       =========         =========        ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.626518         11.448459        46,140.0597
  01/01/2004    to  12/31/2004       11.448459         11.942952        57,561.5874
  01/01/2005    to  12/31/2005       11.942952         12.674847        35,490.0774
  01/01/2006    to  12/31/2006       12.674847         14.186639        32,083.1735
  01/01/2007    to  12/31/2007       14.186639         15.443604        26,980.6352
============   ==== ==========       =========         =========        ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.358618          7.611301        21,275.8013
  01/01/2004    to  11/19/2004        7.611301          7.777635        18,278.4033
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356         10.436370             0.0000
  01/01/2007    to  12/31/2007       10.436370         13.974426         1,827.1664
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.257802          9.354589        51,538.1236
  01/01/2004    to  12/31/2004        9.354589         10.962337        54,327.5799
  01/01/2005    to  12/31/2005       10.962337         12.510627        34,777.9654
  01/01/2006    to  12/31/2006       12.510627         15.521265        33,235.5079
  01/01/2007    to  12/31/2007       15.521265         17.234173        27,961.0586
============   ==== ==========       =========         =========        ===========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.991329          9.881184        24,492.9905
  01/01/2004    to  12/31/2004        9.881184          9.747102        12,492.9116
  01/01/2005    to  04/30/2005        9.747102          9.740779             0.0000
============   ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356         12.782124        13,333.2561
  01/01/2005    to  12/31/2005       12.782124         14.194452         4,611.3398
  01/01/2006    to  12/31/2006       14.194452         19.143432         5,630.2057
  01/01/2007    to  12/31/2007       19.143432         15.946665         7,496.8842
============   ==== ==========       =========         =========        ===========

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.477297          7.849613         181,964.4460
  01/01/2004    to  12/31/2004        7.849613          8.186475         171,216.7095
  01/01/2005    to  12/31/2005        8.186475          8.403139          91,948.5743
  01/01/2006    to  12/31/2006        8.403139          8.864521          78,934.7952
  01/01/2007    to  12/31/2007        8.864521          9.929508          71,711.9768
============   ==== ==========       =========         =========         ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.394134          75,558.6112
  01/01/2004    to  12/31/2004       10.394134         11.105815          93,839.0293
  01/01/2005    to  12/31/2005       11.105815         11.037506          50,658.5510
  01/01/2006    to  12/31/2006       11.037506         10.861386          33,384.9054
  01/01/2007    to  12/31/2007       10.861386         11.794665          29,563.9404
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.492012         11.511554         110,672.6700
  01/01/2004    to  12/31/2004       11.511554         11.844988         138,041.2961
  01/01/2005    to  12/31/2005       11.844988         11.872043         116,827.9137
  01/01/2006    to  12/31/2006       11.872043         12.163353         111,539.2523
  01/01/2007    to  12/31/2007       12.163353         12.823035         115,633.6858
============   ==== ==========       =========         =========         ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563658          9.973841               0.0000
============   ==== ==========       =========         =========         ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        3.270753          4.533561          20,840.3739
  01/01/2004    to  12/31/2004        4.533561          4.251921          45,311.2102
  01/01/2005    to  12/31/2005        4.251921          4.627103          29,125.9559
  01/01/2006    to  12/31/2006        4.627103          4.778214          26,879.0961
  01/01/2007    to  12/31/2007        4.778214          6.159452          21,835.1960
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.708482          6.036086          91,538.9027
  01/01/2004    to  12/31/2004        6.036086          6.970762          59,303.0571
  01/01/2005    to  12/31/2005        6.970762          7.832612          48,954.5280
  01/01/2006    to  12/31/2006        7.832612          8.151187          44,819.1091
  01/01/2007    to  12/31/2007        8.151187          9.398020          40,749.5257
============   ==== ==========       =========         =========         ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.420782         11.366509          74,926.8634
  01/01/2004    to  12/31/2004       11.366509         14.093881          67,854.5964
  01/01/2005    to  12/31/2005       14.093881         15.954074          47,591.4425
  01/01/2006    to  12/31/2006       15.954074         17.692495          34,113.6584
  01/01/2007    to  12/31/2007       17.692495         16.816338          31,107.5482
============   ==== ==========       =========         =========         ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356         11.070369        11,978.0632
  01/01/2005    to  12/31/2005       11.070369         12.084285         5,688.5853
  01/01/2006    to  12/31/2006       12.084285         12.564869         3,027.6685
  01/01/2007    to  12/31/2007       12.564869         15.288651         2,807.4339
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998356         10.433808             0.0000
  01/01/2006    to  12/31/2006       10.433808         11.869623         2,076.9520
  01/01/2007    to  12/31/2007       11.869623         11.343390         3,350.9521
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.740285          9.803847         3,097.1410
  01/01/2006    to  12/31/2006        9.803847         10.047619        18,744.6900
  01/01/2007    to  12/31/2007       10.047619         10.321710         2,918.7384
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.467022         10.619550       146,752.5980
  01/01/2004    to  12/31/2004       10.619550         11.672528       153,950.0918
  01/01/2005    to  12/31/2005       11.672528         12.601842        92,005.2372
  01/01/2006    to  12/31/2006       12.601842         14.132531        74,754.4337
  01/01/2007    to  12/31/2007       14.132531         14.465062        67,513.0736
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.825376         13.778783       100,285.6024
  01/01/2004    to  12/31/2004       13.778783         14.808845        74,111.3091
  01/01/2005    to  12/31/2005       14.808845         15.925655        44,092.0624
  01/01/2006    to  12/31/2006       15.925655         17.511568        32,906.1501
  01/01/2007    to  12/31/2007       17.511568         15.948596        28,640.2936
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.020892          9.658301        72,122.8253
  01/01/2004    to  12/31/2004        9.658301         10.312638        57,329.7716
  01/01/2005    to  12/31/2005       10.312638         11.477507        24,617.5534
  01/01/2006    to  12/31/2006       11.477507         11.534778        21,951.5352
  01/01/2007    to  12/31/2007       11.534778         12.592692        21,974.2301
============   ==== ==========       =========         =========       ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.547392         10.314288        24,672.9505
  01/01/2004    to  12/31/2004       10.314288         11.148694        26,460.3400
  01/01/2005    to  12/31/2005       11.148694         11.406769        41,035.6655
  01/01/2006    to  12/31/2006       11.406769         12.879559        41,312.2018
  01/01/2007    to  12/31/2007       12.879559         13.251129        41,675.5899
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.837222         14.763172             0.0000
  01/01/2006    to  12/31/2006       14.763172         15.038163            35.1964
  01/01/2007    to  12/31/2007       15.038163         15.333285            53.0323
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299291         10.681379        50,889.6879
  01/01/2005    to  12/31/2005       10.681379         11.557321       204,623.8015
  01/01/2006    to  12/31/2006       11.557321         12.875254       221,223.5060
  01/01/2007    to  12/31/2007       12.875254         12.983219       216,091.0039
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099490         10.385557       136,592.1743
  01/01/2005    to  12/31/2005       10.385557         10.905523       464,762.8098
  01/01/2006    to  12/31/2006       10.905523         11.970617       633,308.9436
  01/01/2007    to  12/31/2007       11.970617         12.305159       616,624.2159
============   ==== ==========       =========         =========       ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939649         10.101868        14,945.8261
  01/01/2005    to  12/31/2005       10.101868         10.345995       119,666.9780
  01/01/2006    to  12/31/2006       10.345995         11.016462        59,384.7414
  01/01/2007    to  12/31/2007       11.016462         11.436295        56,696.8388
============   ==== ==========       =========         =========       ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239351         10.596336       302,812.7407
  01/01/2005    to  12/31/2005       10.596336         11.334900       592,279.2799
  01/01/2006    to  12/31/2006       11.334900         12.621582       871,871.2044
  01/01/2007    to  12/31/2007       12.621582         12.952034       781,362.9324
============   ==== ==========       =========         =========       ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009579         10.222004        23,895.0235
  01/01/2005    to  12/31/2005       10.222004         10.602593        49,051.8261
  01/01/2006    to  12/31/2006       10.602593         11.456660        49,197.6711
  01/01/2007    to  12/31/2007       11.456660         11.925566       137,663.7950
============   ==== ==========       =========         =========       ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315         11.919714        29,794.7616
  01/01/2005    to  12/31/2005       11.919714         13.142639        37,366.2615
  01/01/2006    to  12/31/2006       13.142639         14.897265        56,504.7705
  01/01/2007    to  12/31/2007       14.897265         15.045233        50,734.2491
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.919466           340.2305
  01/01/2002    to  12/31/2002       10.919466          8.762286        36,410.5630
  01/01/2003    to  12/31/2003        8.762286         11.586477       182,582.6893
  01/01/2004    to  12/31/2004       11.586477         13.680486       168,476.9573
  01/01/2005    to  12/31/2005       13.680486         15.311936       154,556.2620
  01/01/2006    to  12/31/2006       15.311936         19.330066       146,514.7975
  01/01/2007    to  12/31/2007       19.330066         18.723852       126,635.3246
============   ==== ==========       =========         =========       ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.975020           629.9823
  01/01/2002    to  12/31/2002       10.975020          9.589118        38,257.9137
  01/01/2003    to  12/31/2003        9.589118         11.853651       106,352.6452
  01/01/2004    to  12/31/2004       11.853651         13.284973        52,411.1468
  01/01/2005    to  12/31/2005       13.284973         14.065118        51,357.3498
  01/01/2006    to  12/31/2006       14.065118         15.802802        41,921.1770
  01/01/2007    to  12/31/2007       15.802802         15.060813        35,223.2081
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        7.789783          7.271012        16,318.1633
  01/01/2002    to  12/31/2002        7.271012          5.140483       132,602.3687
  01/01/2003    to  12/31/2003        5.140483          6.592476       297,313.6151
  01/01/2004    to  12/31/2004        6.592476          7.003478       283,004.8534
  01/01/2005    to  12/31/2005        7.003478          7.793346       253,898.2606
  01/01/2006    to  12/31/2006        7.793346          7.502875       226,031.8420
  01/01/2007    to  12/31/2007        7.502875          7.516415       196,045.5408
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245988         10.614176             0.0000
  01/01/2006    to  12/31/2006       10.614176         11.083909         1,743.8763
  01/01/2007    to  12/31/2007       11.083909         10.216408         3,288.4347
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315         10.294456         1,393.9570
  01/01/2007    to  12/31/2007       10.294456         12.893478         1,880.2115
============   ==== ==========       =========         =========       ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.957349         13.907731         2,588.8797
  01/01/2002    to  12/31/2002       13.907731         13.547402        67,528.9644
  01/01/2003    to  12/31/2003       13.547402         15.815460       229,157.2426
  01/01/2004    to  12/31/2004       15.815460         16.759052       179,476.4777
  01/01/2005    to  12/31/2005       16.759052         16.665125       178,125.3743
  01/01/2006    to  12/31/2006       16.665125         17.821527       148,889.0881
  01/01/2007    to  12/31/2007       17.821527         18.601507        97,987.5195
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.904113         41.183429         9,333.7391
  01/01/2002    to  12/31/2002       41.183429         33.036285        65,386.1766
  01/01/2003    to  12/31/2003       33.036285         42.313390       147,144.4656
  01/01/2004    to  12/31/2004       42.313390         46.695155       115,863.7494
  01/01/2005    to  12/31/2005       46.695155         47.302031       107,960.4473
  01/01/2006    to  12/31/2006       47.302031         54.587274        93,914.5650
  01/01/2007    to  12/31/2007       54.587274         55.463710        78,671.2624
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.834858         1,764.1353
  01/01/2002    to  12/31/2002       11.834858          8.405523        56,709.2871
  01/01/2003    to  12/31/2003        8.405523         11.435723       146,506.8029
  01/01/2004    to  12/31/2004       11.435723         11.923685       124,361.7777
  01/01/2005    to  12/31/2005       11.923685         12.648094       117,834.8457
  01/01/2006    to  12/31/2006       12.648094         14.149636        98,558.1937
  01/01/2007    to  12/31/2007       14.149636         15.395578        78,475.8430
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.188043          8.025064         5,701.7970
  01/01/2002    to  12/31/2002        8.025064          6.225832        24,894.5220
  01/01/2003    to  12/31/2003        6.225832          7.584109        61,311.8186
  01/01/2004    to  11/19/2004        7.584109          7.746419        53,311.1923
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315         10.432867           889.1976
  01/01/2007    to  12/31/2007       10.432867         13.962722        10,568.8972
============   ==== ==========       =========         =========       ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.738378          8.338689         9,933.1038
  01/01/2002    to  12/31/2002        8.338689          7.205307        88,957.2529
  01/01/2003    to  12/31/2003        7.205307          9.321176       100,770.3415
  01/01/2004    to  12/31/2004        9.321176         10.917708       129,381.3181
  01/01/2005    to  12/31/2005       10.917708         12.453487       119,588.1671
  01/01/2006    to  12/31/2006       12.453487         15.442674       109,058.1471
  01/01/2007    to  12/31/2007       15.442674         17.138290        79,073.2851
============   ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.040289         10.102844           306.4676
  01/01/2002    to  12/31/2002       10.102844         10.006335       285,008.2019
  01/01/2003    to  12/31/2003       10.006335          9.845860       302,466.9561
  01/01/2004    to  12/31/2004        9.845860          9.707388       257,879.8395
  01/01/2005    to  04/30/2005        9.707388          9.699509             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315         12.777839        29,159.8348
  01/01/2005    to  12/31/2005       12.777839         14.182623        30,872.6490
  01/01/2006    to  12/31/2006       14.182623         19.117954        27,608.8524
  01/01/2007    to  12/31/2007       19.117954         15.917430        17,656.9405
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.578646          8.424014        29,578.4411
  01/01/2002    to  12/31/2002        8.424014          6.211432       207,712.8074
  01/01/2003    to  12/31/2003        6.211432          7.821582       509,656.2995
  01/01/2004    to  12/31/2004        7.821582          8.153153       380,063.9083
  01/01/2005    to  12/31/2005        8.153153          8.364763       365,564.9472
  01/01/2006    to  12/31/2006        8.364763          8.819638       315,721.0117
  01/01/2007    to  12/31/2007        8.819638          9.874268       247,187.3502
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.390659       167,112.4699
  01/01/2004    to  12/31/2004       10.390659         11.096537       173,529.3705
  01/01/2005    to  12/31/2005       11.096537         11.022786       181,775.7139
  01/01/2006    to  12/31/2006       11.022786         10.841492       169,133.5733
  01/01/2007    to  12/31/2007       10.841492         11.767146       134,736.2843
============   ==== ==========       =========         =========       ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.073711         10.482897         9,214.1780
  01/01/2002    to  12/31/2002       10.482897         11.224688       182,944.5664
  01/01/2003    to  12/31/2003       11.224688         11.470430       426,520.8561
  01/01/2004    to  12/31/2004       11.470430         11.796756       321,896.6936
  01/01/2005    to  12/31/2005       11.796756         11.817806       308,656.1112
  01/01/2006    to  12/31/2006       11.817806         12.101748       255,275.3577
  01/01/2007    to  12/31/2007       12.101748         12.751678       162,330.3587
============   ==== ==========       =========         =========       ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563499          9.973006            89.2228
============   ==== ==========       =========         =========       ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        6.760856          6.062465         7,708.3984
  01/01/2002    to  12/31/2002        6.062465          2.926172        47,901.4830
  01/01/2003    to  12/31/2003        2.926172          4.517320        64,329.8616
  01/01/2004    to  12/31/2004        4.517320          4.234564       105,189.6061
  01/01/2005    to  12/31/2005        4.234564          4.605918        93,067.9772
  01/01/2006    to  12/31/2006        4.605918          4.753966        94,257.8113
  01/01/2007    to  12/31/2007        4.753966          6.125116        79,940.3561
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614032          8.194891         8,954.6560
  01/01/2002    to  12/31/2002        8.194891          4.492827       159,796.3238
  01/01/2003    to  12/31/2003        4.492827          6.014504       267,329.7713
  01/01/2004    to  12/31/2004        6.014504          6.942358       148,030.4815
  01/01/2005    to  12/31/2005        6.942358          7.796808       144,425.5056
  01/01/2006    to  12/31/2006        7.796808          8.109881       136,935.1169
  01/01/2007    to  12/31/2007        8.109881          9.345696       102,184.7905
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.196735        72,766.6136
  01/01/2003    to  12/31/2003        8.196735         11.357032       193,939.0137
  01/01/2004    to  12/31/2004       11.357032         14.075075       139,302.8073
  01/01/2005    to  12/31/2005       14.075075         15.924850       120,847.2119
  01/01/2006    to  12/31/2006       15.924850         17.651281       116,698.9607
  01/01/2007    to  12/31/2007       17.651281         16.768726        96,792.9561
============   ==== ==========       =========         =========       ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315         11.066653        34,713.8777
  01/01/2005    to  12/31/2005       11.066653         12.074209        32,149.7555
  01/01/2006    to  12/31/2006       12.074209         12.548130        29,531.2781
  01/01/2007    to  12/31/2007       12.548130         15.260611        27,094.3388
============   ==== ==========       =========         =========       ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998315         10.430310         1,400.1505
  01/01/2006    to  12/31/2006       10.430310         11.859735         8,088.7758
  01/01/2007    to  12/31/2007       11.859735         11.328245        11,122.7092
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.698978          9.759037       261,542.5906
  01/01/2006    to  12/31/2006        9.759037          9.996712       190,015.2652
  01/01/2007    to  12/31/2007        9.996712         10.264256       196,944.5392
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.195418         10.105156        20,441.9015
  01/01/2002    to  12/31/2002       10.105156          8.261442       236,334.7065
  01/01/2003    to  12/31/2003        8.261442         10.581621       399,222.9674
  01/01/2004    to  12/31/2004       10.581621         11.625009       364,252.9470
  01/01/2005    to  12/31/2005       11.625009         12.544286       354,730.8415
  01/01/2006    to  12/31/2006       12.544286         14.060972       329,792.9437
  01/01/2007    to  12/31/2007       14.060972         14.384584       274,592.6325
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.162315         11.887327        10,686.6444
  01/01/2002    to  12/31/2002       11.887327         10.590154       162,682.5986
  01/01/2003    to  12/31/2003       10.590154         13.729638       276,868.3804
  01/01/2004    to  12/31/2004       13.729638         14.748628       166,433.9639
  01/01/2005    to  12/31/2005       14.748628         15.852993       157,126.1261
  01/01/2006    to  12/31/2006       15.852993         17.422981       150,699.7968
  01/01/2007    to  12/31/2007       17.422981         15.859936       130,950.4692
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.594921       121,879.8141
  01/01/2003    to  12/31/2003        7.594921          9.650244       199,008.3441
  01/01/2004    to  12/31/2004        9.650244         10.298871       171,353.3633
  01/01/2005    to  12/31/2005       10.298871         11.456474       164,152.0048
  01/01/2006    to  12/31/2006       11.456474         11.507898       145,653.8203
  01/01/2007    to  12/31/2007       11.507898         12.557032       114,842.7858
============   ==== ==========       =========         =========       ============

                        2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.833803            3,661.6899
  01/01/2002    to  12/31/2002       10.833803          8.223862          132,062.8953
  01/01/2003    to  12/31/2003        8.223862         10.302806          119,737.2190
  01/01/2004    to  12/31/2004       10.302806         11.130703           54,845.2262
  01/01/2005    to  12/31/2005       11.130703         11.382685           56,658.6744
  01/01/2006    to  12/31/2006       11.382685         12.845959           53,768.9954
  01/01/2007    to  12/31/2007       12.845959         13.209916           49,255.7418
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.759517         14.680991              333.7694
  01/01/2006    to  12/31/2006       14.680991         14.947001           12,729.9737
  01/01/2007    to  12/31/2007       14.947001         15.232679           19,245.2937
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299023         10.680531           54,519.7300
  01/01/2005    to  12/31/2005       10.680531         11.550645          114,890.9979
  01/01/2006    to  12/31/2006       11.550645         12.861402          160,412.9569
  01/01/2007    to  12/31/2007       12.861402         12.962731          256,757.6564
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099227         10.384732          207,422.6878
  01/01/2005    to  12/31/2005       10.384732         10.899222          349,605.5454
  01/01/2006    to  12/31/2006       10.899222         11.957737          610,315.4482
  01/01/2007    to  12/31/2007       11.957737         12.285740          891,745.6891
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939390         10.101066           23,417.1825
  01/01/2005    to  12/31/2005       10.101066         10.340016           11,321.9424
  01/01/2006    to  12/31/2006       10.340016         11.004607           11,550.6243
  01/01/2007    to  12/31/2007       11.004607         11.418246           49,779.7517
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239085         10.595495        1,138,710.7510
  01/01/2005    to  12/31/2005       10.595495         11.328352        1,459,786.6930
  01/01/2006    to  12/31/2006       11.328352         12.608002        1,576,021.8847
  01/01/2007    to  12/31/2007       12.608002         12.931595        1,674,347.3867
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009318         10.221193           82,997.5473
  01/01/2005    to  12/31/2005       10.221193         10.596466          192,291.6757
  01/01/2006    to  12/31/2006       10.596466         11.444331          191,399.8204
  01/01/2007    to  12/31/2007       11.444331         11.906745          205,033.1411
============   ==== ==========       =========         =========        ==============

FINANCIAL STATEMENTS


The financial statements of the Separate Account, the Company and of General American Life Insurance Company are included herein.



The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for Class XC contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors Variable Annuity Account One and the Board of Directors of MetLife Investors Insurance Company:

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year then ended and the statements of changes in net assets for each of the periods presented in the two years ended December 31, 2007, for each of the individual Sub-Accounts listed in Appendix B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                  APPENDIX A

MIST Lord Abbett Growth and Income Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account
MIST Van Kampen Mid-Cap Growth Sub-Account
MIST Lord Abbett Mid-Cap Value Sub-Account
MIST Oppenheimer Capital Appreciation Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth Sub-Account
MIST PIMCO Total Return Sub-Account
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid-Cap Growth Sub-Account
MIST MFS Research International Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account
MIST Lazard Mid-Cap Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account
MIST Neuberger Berman Real Estate Sub-Account
MIST Turner Mid-Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Cyclical Growth ETF Sub-Account
MIST Cyclical Growth and Income ETF Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Strategic Growth and Income Sub-Account
MIST Strategic Conservative Growth Sub-Account
MIST Strategic Growth Sub-Account
MIST Rainier Large Cap Equity Sub-Account
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account
MSF Capital Guardian U.S. Equity Sub-Account
MSF FI International Stock Sub-Account
MSF BlackRock Money Market Sub-Account
MSF MetLife Stock Index Sub-Account
MSF BlackRock Bond Income Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF Franklin Templeton Small Cap Growth Sub-Account

MSF Western Asset Management Strategic Bond Opportunities Sub-Account MSF Western Asset Management U.S. Government Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Oppenheimer Global Equity Sub-Account
Putnam VT Growth and Income Sub-Account
Putnam VT Vista Sub-Account
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Developing Markets Securities Sub-Account
Fidelity VIP Growth Opportunties Sub-Account
Fidelity VIP Equity-Income Sub-Account
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
PIMCO VIT StocksPLUS Growth and Income Sub-Account
PIMCO VIT Total Return Sub-Account
American Funds Global Growth Sub-Account

                                  APPENDIX B

MIST Lord Abbett America's Value Sub-Account
MIST Met/Putnam Capital Opportunities Sub-Account
MIST Pioneer Mid-Cap Value Sub-Account

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007

                                          MIST              MIST             MIST            MIST
                                       LORD ABBETT      LORD ABBETT       VAN KAMPEN      LORD ABBETT
                                    GROWTH AND INCOME  BOND DEBENTURE   MID-CAP GROWTH   MID-CAP VALUE
                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ----------------- ---------------- ---------------- ----------------
ASSETS:
 Investments at fair value......... $  1,075,806,784  $    297,944,054 $     62,714,143 $    300,179,301
 Other receivables.................               --                --               --               --
 Due from MetLife Investors
   Insurance Company...............               --                --               --               --
                                    ----------------  ---------------- ---------------- ----------------
     Total Assets..................    1,075,806,784       297,944,054       62,714,143      300,179,301
                                    ----------------  ---------------- ---------------- ----------------
LIABILITIES:
 Other payables....................               --                --               --               --
 Due to MetLife Investors Insurance
   Company.........................              692               990              327              511
                                    ----------------  ---------------- ---------------- ----------------
     Total Liabilities.............              692               990              327              511
                                    ----------------  ---------------- ---------------- ----------------

NET ASSETS......................... $  1,075,806,092  $    297,943,064 $     62,713,816 $    300,178,790
                                    ================  ================ ================ ================
 Units outstanding.................       18,549,732        15,243,991        4,713,956       10,670,585
 Unit value (accumulation).........  $17.17 - $64.94   $14.04 - $20.75  $12.65 - $13.83  $26.10 - $29.40

  The accompanying notes are an integral part of these financial statements.

        MIST              MIST               MIST               MIST            MIST              MIST
    OPPENHEIMER      PIMCO INFLATION  LEGG MASON PARTNERS      PIMCO             RCM         T. ROWE PRICE
CAPITAL APPRECIATION PROTECTED BOND    AGGRESSIVE GROWTH    TOTAL RETURN     TECHNOLOGY      MID-CAP GROWTH
    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
-------------------- ---------------- ------------------- ---------------- ---------------- ----------------
  $    137,208,190   $     58,385,547  $     87,874,937   $    283,534,651 $     13,379,824 $     92,324,303
                --                 --                --                 --               --               --

                --                 --                --                 --               --               --
  ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
       137,208,190         58,385,547        87,874,937        283,534,651       13,379,824       92,324,303
  ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
                --                 --                --                 --               --               --

               805                394               378                686              686              420
  ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
               805                394               378                686              686              420
  ----------------   ----------------  ----------------   ---------------- ---------------- ----------------

  $    137,207,385   $     58,385,153  $     87,874,559   $    283,533,965 $     13,379,138 $     92,323,883
  ================   ================  ================   ================ ================ ================
        13,026,225          4,886,261        10,825,029         21,297,880        2,132,403        9,539,996
    $9.77 - $12.72    $11.60 - $12.19    $7.44 - $10.90    $12.62 - $14.09    $6.06 - $6.43   $9.25 - $10.08

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                         MIST              MIST             MIST              MIST
                                     MFS RESEARCH    MET/AIM SMALL CAP     LAZARD        HARRIS OAKMARK
                                     INTERNATIONAL        GROWTH           MID-CAP       INTERNATIONAL
                                      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ---------------- ----------------- ---------------- ----------------
ASSETS:
 Investments at fair value......... $    212,535,675 $     71,015,930  $     57,996,717 $     91,235,396
 Other receivables.................               --               --                --               --
 Due from MetLife Investors
   Insurance Company...............               --               --                --               --
                                    ---------------- ----------------  ---------------- ----------------
     Total Assets..................      212,535,675       71,015,930        57,996,717       91,235,396
                                    ---------------- ----------------  ---------------- ----------------
LIABILITIES:
 Other payables....................               --               --                --               --
 Due to MetLife Investors Insurance
   Company.........................              953              374               905              165
                                    ---------------- ----------------  ---------------- ----------------
     Total Liabilities.............              953              374               905              165
                                    ---------------- ----------------  ---------------- ----------------

NET ASSETS......................... $    212,534,722 $     71,015,556  $     57,995,812 $     91,235,231
                                    ================ ================  ================ ================
 Units outstanding.................       10,899,017        4,651,987         3,770,936        4,762,025
 Unit value (accumulation).........  $16.96 - $25.97   $9.20 - $16.11   $14.87 - $16.45  $18.49 - $19.59

  The accompanying notes are an integral part of these financial statements.

     MIST              MIST             MIST            MIST               MIST              MIST
 THIRD AVENUE    NEUBERGER BERMAN  TURNER MID-CAP   GOLDMAN SACHS        METLIFE            METLIFE
SMALL CAP VALUE    REAL ESTATE         GROWTH       MID CAP VALUE   DEFENSIVE STRATEGY MODERATE STRATEGY
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ------------------ -----------------
$     77,454,566 $     49,736,654 $     15,254,809 $     33,020,924  $    144,052,893  $    480,378,554
              --               --               --               --                --                --

              --               --               --               --                --                --
---------------- ---------------- ---------------- ----------------  ----------------  ----------------
      77,454,566       49,736,654       15,254,809       33,020,924       144,052,893       480,378,554
---------------- ---------------- ---------------- ----------------  ----------------  ----------------
              --               --               --               --                --                --

             461              525              673              491               423               317
---------------- ---------------- ---------------- ----------------  ----------------  ----------------
             461              525              673              491               423               317
---------------- ---------------- ---------------- ----------------  ----------------  ----------------

$     77,454,105 $     49,736,129 $     15,254,136 $     33,020,433  $    144,052,470  $    480,378,237
================ ================ ================ ================  ================  ================
       4,502,597        2,938,688          986,986        2,167,077        12,464,828        39,851,796
 $16.58 - $19.37  $15.74 - $23.87  $15.09 - $15.69  $14.88 - $15.47   $11.31 - $11.90   $11.79 - $12.41

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                          MIST             MIST               MIST              MIST
                                         METLIFE          METLIFE            METLIFE         VAN KAMPEN
                                    BALANCED STRATEGY GROWTH STRATEGY  AGGRESSIVE STRATEGY    COMSTOCK
                                       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                    ----------------- ---------------- ------------------- ----------------
ASSETS:
 Investments at fair value......... $  1,240,119,491  $  1,381,940,169  $    125,554,882   $     82,325,956
 Other receivables.................               --                --                --                 --
 Due from MetLife Investors
   Insurance Company...............               --                --                --                 --
                                    ----------------  ----------------  ----------------   ----------------
     Total Assets..................    1,240,119,491     1,381,940,169       125,554,882         82,325,956
                                    ----------------  ----------------  ----------------   ----------------
LIABILITIES:
 Other payables....................               --                --                --                 --
 Due to MetLife Investors Insurance
   Company.........................              308               311               315                821
                                    ----------------  ----------------  ----------------   ----------------
     Total Liabilities.............              308               311               315                821
                                    ----------------  ----------------  ----------------   ----------------

NET ASSETS......................... $  1,240,119,183  $  1,381,939,858  $    125,554,567   $     82,325,135
                                    ================  ================  ================   ================
 Units outstanding.................       99,569,767       105,495,650         9,584,925          7,096,082
 Unit value (accumulation).........  $12.17 - $12.80   $12.81 - $13.47   $12.84 - $13.51    $11.24 - $11.73

  The accompanying notes are an integral part of these financial statements.

     MIST             MIST              MIST               MIST                                MIST
   CYCLICAL      CYCLICAL GROWTH     LEGG MASON          MET/AIM              MIST           PIONEER
  GROWTH ETF     AND INCOME ETF     VALUE EQUITY   CAPITAL APPRECIATION   PIONEER FUND   STRATEGIC INCOME
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- -------------------- ---------------- ----------------
$     35,243,498 $     57,258,938 $     28,657,843   $     17,444,123   $        694,530 $      1,516,083
              --               --               --                 --                 --               --

              --               --               --                 --                 --               --
---------------- ---------------- ----------------   ----------------   ---------------- ----------------
      35,243,498       57,258,938       28,657,843         17,444,123            694,530        1,516,083
---------------- ---------------- ----------------   ----------------   ---------------- ----------------
              --               --               --                 --                 --               --

             166               56              771                835                544              846
---------------- ---------------- ----------------   ----------------   ---------------- ----------------
             166               56              771                835                544              846
---------------- ---------------- ----------------   ----------------   ---------------- ----------------

$     35,243,332 $     57,258,882 $     28,657,072   $     17,443,288   $        693,986 $      1,515,237
================ ================ ================   ================   ================ ================
       2,966,761        4,939,205        2,772,017          6,414,526             32,107           72,551
 $11.76 - $11.92  $11.47 - $11.63  $10.15 - $10.49    $15.23 - $16.19    $19.29 - $22.32  $19.14 - $21.63

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                          MIST             MIST             MIST               MIST
                                      MFS EMERGING    LOOMIS SAYLES       STRATEGIC          STRATEGIC
                                     MARKETS EQUITY   GLOBAL MARKETS  GROWTH AND INCOME CONSERVATIVE GROWTH
                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                    ---------------- ---------------- ----------------- -------------------
ASSETS:
 Investments at fair value......... $      6,785,580 $     14,023,253 $    279,701,802   $    282,881,830
 Other receivables.................               --               --               --                 --
 Due from MetLife Investors
   Insurance Company...............               --               --               --                 --
                                    ---------------- ---------------- ----------------   ----------------
     Total Assets..................        6,785,580       14,023,253      279,701,802        282,881,830
                                    ---------------- ---------------- ----------------   ----------------
LIABILITIES:
 Other payables....................               --               --               --                 --
 Due to MetLife Investors Insurance
   Company.........................              601              726              110                 47
                                    ---------------- ---------------- ----------------   ----------------
     Total Liabilities.............              601              726              110                 47
                                    ---------------- ---------------- ----------------   ----------------

NET ASSETS......................... $      6,784,979 $     14,022,527 $    279,701,692   $    282,881,783
                                    ================ ================ ================   ================
 Units outstanding.................          482,984        1,085,823       26,151,881         25,976,646
 Unit value (accumulation).........  $13.89 - $14.14  $12.83 - $13.06  $10.64 - $10.72    $10.83 - $10.91

  The accompanying notes are an integral part of these financial statements.

     MIST              MIST
   STRATEGIC         RAINIER           RUSSELL            RUSSELL          RUSSELL          RUSSELL
    GROWTH       LARGE CAP EQUITY MULTI-STYLE EQUITY AGGRESSIVE EQUITY    NON-U.S.         CORE BOND
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ------------------ ----------------- ---------------- ----------------
$    150,092,414 $      1,150,081  $     18,778,653  $      4,129,637  $      9,316,819 $     14,474,367
              --               --                --                --                --               --

              --               --                --                --                --               --
---------------- ----------------  ----------------  ----------------  ---------------- ----------------
     150,092,414        1,150,081        18,778,653         4,129,637         9,316,819       14,474,367
---------------- ----------------  ----------------  ----------------  ---------------- ----------------
              --               --                --                --                --               --

              38              451                66                68                33               40
---------------- ----------------  ----------------  ----------------  ---------------- ----------------
              38              451                66                68                33               40
---------------- ----------------  ----------------  ----------------  ---------------- ----------------

$    150,092,376 $      1,149,630  $     18,778,587  $      4,129,569  $      9,316,786 $     14,474,327
================ ================  ================  ================  ================ ================
      13,578,671          115,191         1,311,535           267,701           494,438          962,148
 $11.00 - $11.08    $9.97 - $9.98            $14.32            $15.43            $18.84           $15.04

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                        RUSSELL         AIM V.I.              DWS               MSF
                                      REAL ESTATE     INTERNATIONAL   GOVERNMENT & AGENCY  DAVIS VENTURE
                                      SECURITIES         GROWTH           SECURITIES           VALUE
                                      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                    ---------------- ---------------- ------------------- ----------------
ASSETS:
 Investments at fair value......... $      2,112,446 $     13,840,571  $      1,049,086   $    286,644,675
 Other receivables.................               --               --                --                 --
 Due from MetLife Investors
   Insurance Company...............               --               --                --                 --
                                    ---------------- ----------------  ----------------   ----------------
     Total Assets..................        2,112,446       13,840,571         1,049,086        286,644,675
                                    ---------------- ----------------  ----------------   ----------------
LIABILITIES:
 Other payables....................               --               --                --                 --
 Due to MetLife Investors Insurance
   Company.........................               --              944               321                649
                                    ---------------- ----------------  ----------------   ----------------
     Total Liabilities.............               --              944               321                649
                                    ---------------- ----------------  ----------------   ----------------

NET ASSETS......................... $      2,112,446 $     13,839,627  $      1,048,765   $    286,644,026
                                    ================ ================  ================   ================
 Units outstanding.................           73,964          647,307            72,036         17,773,074
 Unit value (accumulation).........           $28.56  $13.29 - $30.15   $14.22 - $14.61    $14.23 - $42.65

  The accompanying notes are an integral part of these financial statements.

      MSF              MSF                               MSF              MSF              MSF
 HARRIS OAKMARK     JENNISON            MSF        CAPITAL GUARDIAN FI INTERNATIONAL    BLACKROCK
 FOCUSED VALUE       GROWTH       MFS TOTAL RETURN   U.S. EQUITY         STOCK         MONEY MARKET
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$     67,473,830 $     70,724,623 $     86,771,043 $    153,904,458 $      8,921,204 $    109,888,716
              --               --               --               --               --               --

              --               --               --               --               --               --
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
      67,473,830       70,724,623       86,771,043      153,904,458        8,921,204      109,888,716
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
              --               --               --               --               --               --

             329              733              552              378              660              795
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
             329              733              552              378              660              795
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

$     67,473,501 $     70,723,890 $     86,770,491 $    153,904,080 $      8,920,544 $    109,887,921
================ ================ ================ ================ ================ ================
       4,151,214        5,787,011        3,404,791       12,051,365          432,898       10,356,826
 $15.69 - $16.65   $5.45 - $15.28  $12.91 - $52.56  $12.26 - $13.19  $12.83 - $21.73  $10.16 - $11.22

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                          MSF              MSF                MSF                MSF
                                     METLIFE STOCK      BLACKROCK     BLACKROCK STRATEGIC FRANKLIN TEMPLETON
                                         INDEX         BOND INCOME           VALUE         SMALL CAP GROWTH
                                      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                    ---------------- ---------------- ------------------- ------------------
ASSETS:
 Investments at fair value......... $     38,415,638 $     29,400,854  $      2,389,930    $     13,363,985
 Other receivables.................               --               --                --                  --
 Due from MetLife Investors
   Insurance Company...............               --               --                --                  --
                                    ---------------- ----------------  ----------------    ----------------
     Total Assets..................       38,415,638       29,400,854         2,389,930          13,363,985
                                    ---------------- ----------------  ----------------    ----------------
LIABILITIES:
 Other payables....................               --               --                --                  --
 Due to MetLife Investors Insurance
   Company.........................              389              704               520                 654
                                    ---------------- ----------------  ----------------    ----------------
     Total Liabilities.............              389              704               520                 654
                                    ---------------- ----------------  ----------------    ----------------

NET ASSETS......................... $     38,415,249 $     29,400,150  $      2,389,410    $     13,363,331
                                    ================ ================  ================    ================
 Units outstanding.................        2,846,982          580,953           118,620           1,193,998
 Unit value (accumulation).........  $10.31 - $13.82  $42.95 - $56.83   $19.51 - $20.41     $10.81 - $11.67

  The accompanying notes are an integral part of these financial statements.

 MSF WESTERN ASSET   MSF WESTERN ASSET       MSF                MSF               MSF
MANAGEMENT STRATEGIC  MANAGEMENT U.S.   T. ROWE PRICE   T. ROWE PRICE LARGE   OPPENHEIMER        PUTNAM VT
 BOND OPPORTUNITIES     GOVERNMENT     SMALL CAP GROWTH     CAP GROWTH       GLOBAL EQUITY   GROWTH AND INCOME
    SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  $      5,877,666   $      1,941,171  $     11,606,201  $     73,226,866   $     19,497,686 $     15,744,539
                --                 --                --                --                 --               --

                --                 --                --                --                 --               --
  ----------------   ----------------  ----------------  ----------------   ---------------- ----------------
         5,877,666          1,941,171        11,606,201        73,226,866         19,497,686       15,744,539
  ----------------   ----------------  ----------------  ----------------   ---------------- ----------------
                --                 --                --                --                 --               --

               356                574               818               520                716              968
  ----------------   ----------------  ----------------  ----------------   ---------------- ----------------
               356                574               818               520                716              968
  ----------------   ----------------  ----------------  ----------------   ---------------- ----------------

  $      5,877,310   $      1,940,597  $     11,605,383  $     73,226,346   $     19,496,970 $     15,743,571
  ================   ================  ================  ================   ================ ================
           279,280            123,153           724,186         4,816,195            928,692        1,019,458
   $19.80 - $21.80    $15.03 - $16.81   $15.07 - $17.25   $14.53 - $16.29    $19.16 - $21.70  $13.20 - $60.63

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                                                         FTVIPT TEMPLETON FTVIPT TEMPLETON
                                       PUTNAM VT           PUTNAM VT          GROWTH          FOREIGN
                                         VISTA           EQUITY INCOME      SECURITIES       SECURITIES
                                      SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ----------------    ---------------- ---------------- ----------------
ASSETS:
 Investments at fair value......... $      3,664,609    $     44,392,276 $     18,988,790 $     52,175,644
 Other receivables.................               --                  --               --               --
 Due from MetLife Investors
   Insurance Company...............               --                  --               --               --
                                    ----------------    ---------------- ---------------- ----------------
     Total Assets..................        3,664,609          44,392,276       18,988,790       52,175,644
                                    ----------------    ---------------- ---------------- ----------------
LIABILITIES:
 Other payables....................               --                  --               --               --
 Due to MetLife Investors Insurance
   Company.........................              340                 615              893              410
                                    ----------------    ---------------- ---------------- ----------------
     Total Liabilities.............              340                 615              893              410
                                    ----------------    ---------------- ---------------- ----------------

NET ASSETS......................... $      3,664,269    $     44,391,661 $     18,987,897 $     52,175,234
                                    ================    ================ ================ ================
 Units outstanding.................          264,111           2,648,811          963,068        2,895,980
 Unit value (accumulation).........  $13.29 - $16.69     $16.07 - $16.96  $16.68 - $20.94  $15.73 - $39.15

  The accompanying notes are an integral part of these financial statements.

 FTVIPT TEMPLETON   FIDELITY VIP                                                           PIMCO VIT
    DEVELOPING         GROWTH        FIDELITY VIP       PIMCO VIT        PIMCO VIT        STOCKSPLUS
MARKETS SECURITIES  OPPORTUNITIES    EQUITY-INCOME     HIGH YIELD       LOW DURATION   GROWTH AND INCOME
   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
------------------ ---------------- ---------------- ---------------- ---------------- -----------------
 $     41,234,477  $        197,918 $      8,848,013 $      8,446,469 $      8,993,203 $      1,513,402
               --                --               --               --               --               --

               --                --               --               --               --               --
 ----------------  ---------------- ---------------- ---------------- ---------------- ----------------
       41,234,477           197,918        8,848,013        8,446,469        8,993,203        1,513,402
 ----------------  ---------------- ---------------- ---------------- ---------------- ----------------
               --                --               --               --               --               --

              211                61              425              339              312              423
 ----------------  ---------------- ---------------- ---------------- ---------------- ----------------
              211                61              425              339              312              423
 ----------------  ---------------- ---------------- ---------------- ---------------- ----------------

 $     41,234,266  $        197,857 $      8,847,588 $      8,446,130 $      8,992,891 $      1,512,979
 ================  ================ ================ ================ ================ ================
        1,736,965            16,783          506,284          589,348          689,390          135,574
  $16.12 - $26.13            $11.79  $15.32 - $65.79  $13.82 - $14.64  $12.59 - $13.28  $10.63 - $16.07

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONCLUDED)
                               DECEMBER 31, 2007

                                                                AMERICAN FUNDS
                                                 PIMCO VIT          GLOBAL
                                                TOTAL RETURN        GROWTH
                                                SUB-ACCOUNT      SUB-ACCOUNT
                                              ---------------- ----------------
ASSETS:
 Investments at fair value................... $     18,565,806 $     10,518,454
 Other receivables...........................               --               --
 Due from MetLife Investors Insurance Company               --               --
                                              ---------------- ----------------
     Total Assets............................       18,565,806       10,518,454
                                              ---------------- ----------------
LIABILITIES:
 Other payables..............................               --               --
 Due to MetLife Investors Insurance Company..               68              856
                                              ---------------- ----------------
     Total Liabilities.......................               68              856
                                              ---------------- ----------------

NET ASSETS................................... $     18,565,738 $     10,517,598
                                              ================ ================
 Units outstanding...........................        1,271,571          344,425
 Unit value (accumulation)...................  $14.30 - $14.69  $27.80 - $31.43

  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                MIST              MIST             MIST            MIST
                                             LORD ABBETT      LORD ABBETT       VAN KAMPEN      LORD ABBETT
                                          GROWTH AND INCOME  BOND DEBENTURE   MID-CAP GROWTH   MID-CAP VALUE
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ----------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $     11,468,193  $     15,736,758 $             -- $      2,158,214
                                          ----------------  ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....       14,086,657         3,594,662          615,658        3,374,882
   Administrative charges................        2,375,667           689,747          135,794          732,416
                                          ----------------  ---------------- ---------------- ----------------
     Total expenses......................       16,462,324         4,284,409          751,452        4,107,298
                                          ----------------  ---------------- ---------------- ----------------
   Net investment income (loss)..........      (4,994,131)        11,452,349        (751,452)      (1,949,084)
                                          ----------------  ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........       53,542,788           374,700        5,110,259       39,821,401
   Realized gains (losses) on sale of
     investments.........................       61,635,858         5,665,466        3,129,030       23,400,107
                                          ----------------  ---------------- ---------------- ----------------
                                               115,178,646         6,040,166        8,239,289       63,221,508
                                          ----------------  ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................     (79,135,154)       (2,410,074)        4,492,175     (66,496,374)
                                          ----------------  ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............       36,043,492         3,630,092       12,731,464      (3,274,866)
                                          ----------------  ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $     31,049,361  $     15,082,441 $     11,980,012 $    (5,223,950)
                                          ================  ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     MIST                MIST                  MIST              MIST               MIST               MIST
  LORD ABBETT         MET/PUTNAM           OPPENHEIMER      PIMCO INFLATION  LEGG MASON PARTNERS      PIMCO
AMERICA'S VALUE  CAPITAL OPPORTUNITIES CAPITAL APPRECIATION PROTECTED BOND    AGGRESSIVE GROWTH    TOTAL RETURN
SUB-ACCOUNT (A)     SUB-ACCOUNT (A)        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
---------------- --------------------- -------------------- ---------------- ------------------- ----------------
$      3,040,371   $         50,136       $       33,114    $      1,351,120  $         36,533   $      9,446,728
----------------   ----------------       --------------    ----------------  ----------------   ----------------
         227,029            147,018            1,864,672             904,473         1,278,137          3,544,787
          70,141             21,717              326,675             153,178           224,906            672,056
----------------   ----------------       --------------    ----------------  ----------------   ----------------
         297,170            168,735            2,191,347           1,057,651         1,503,043          4,216,843
----------------   ----------------       --------------    ----------------  ----------------   ----------------
       2,743,201          (118,599)          (2,158,233)             293,469       (1,466,510)          5,229,885
----------------   ----------------       --------------    ----------------  ----------------   ----------------

       4,169,965          2,132,497            8,625,738                  --         8,970,425                 --

      11,501,721          6,973,573            3,946,497           (311,237)         3,131,606          2,331,006
----------------   ----------------       --------------    ----------------  ----------------   ----------------
      15,671,686          9,106,070           12,572,235           (311,237)        12,102,031          2,331,006
----------------   ----------------       --------------    ----------------  ----------------   ----------------

    (12,639,161)        (5,709,570)            6,087,101           5,102,007       (9,681,223)          8,899,903
----------------   ----------------       --------------    ----------------  ----------------   ----------------

       3,032,525          3,396,500           18,659,336           4,790,770         2,420,808         11,230,909
----------------   ----------------       --------------    ----------------  ----------------   ----------------
$      5,775,726   $      3,277,901       $   16,501,103    $      5,084,239  $        954,298   $     16,460,794
================   ================       ==============    ================  ================   ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                               MIST              MIST            MIST              MIST
                                                RCM         T. ROWE PRICE    MFS RESEARCH    MET/AIM SMALL CAP
                                            TECHNOLOGY      MID-CAP GROWTH   INTERNATIONAL        GROWTH
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                          ---------------- ---------------- ---------------- -----------------
INVESTMENT INCOME:
   Dividends............................. $             -- $         42,665 $      2,952,236 $             --
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....          165,633        1,309,532        2,700,522        1,064,048
   Administrative charges................           27,939          239,359          486,581          189,197
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................          193,572        1,548,891        3,187,103        1,253,245
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........        (193,572)      (1,506,226)        (234,867)      (1,253,245)
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........          412,704        4,422,191       31,848,021        1,104,413
   Realized gains (losses) on sale of
     investments.........................        1,199,051       13,923,489       21,330,598        4,462,671
                                          ---------------- ---------------- ---------------- ----------------
                                                 1,611,755       18,345,680       53,178,619        5,567,084
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................        1,394,620      (2,363,951)     (28,438,195)        2,748,635
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............        3,006,375       15,981,729       24,740,424        8,315,719
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $      2,812,803 $     14,475,503 $     24,505,557 $      7,062,474
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     MIST              MIST            MIST              MIST             MIST            MIST
    LAZARD        HARRIS OAKMARK   THIRD AVENUE    NEUBERGER BERMAN  TURNER MID-CAP   GOLDMAN SACHS
    MID-CAP       INTERNATIONAL   SMALL CAP VALUE    REAL ESTATE         GROWTH       MID-CAP VALUE
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$        116,160 $        879,362 $        918,432 $        568,694 $             -- $        189,104
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         831,730        1,571,027        1,310,219          817,477          197,274          554,954
         133,438          269,549          225,305          146,202           33,699           95,574
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         965,168        1,840,576        1,535,524          963,679          230,973          650,528
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
       (849,008)        (961,214)        (617,092)        (394,985)        (230,973)        (461,424)
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

       2,897,231        8,818,451        5,987,108        5,328,354          443,620        3,429,066

         752,152       10,278,399        6,474,063        8,595,656          738,386        2,428,310
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
       3,649,383       19,096,850       12,461,171       13,924,010        1,182,006        5,857,376
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

     (8,367,898)     (20,427,971)     (15,368,056)     (22,726,254)        1,656,841      (4,801,691)
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

     (4,718,515)      (1,331,121)      (2,906,885)      (8,802,244)        2,838,847        1,055,685
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$    (5,567,523) $    (2,292,335) $    (3,523,977) $    (9,197,229) $      2,607,874 $        594,261
================ ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                 MIST              MIST              MIST             MIST
                                               METLIFE            METLIFE           METLIFE          METLIFE
                                          DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY
                                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                          ------------------ ----------------- ----------------- ----------------
INVESTMENT INCOME:
   Dividends.............................  $      2,083,242  $      7,689,378  $     17,433,693  $     13,483,312
                                           ----------------  ----------------  ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....         1,717,310         5,879,979        15,320,921        17,118,146
   Administrative charges................           293,308         1,016,029         2,706,902         3,000,593
                                           ----------------  ----------------  ----------------  ----------------
     Total expenses......................         2,010,618         6,896,008        18,027,823        20,118,739
                                           ----------------  ----------------  ----------------  ----------------
   Net investment income (loss)..........            72,624           793,370         (594,130)       (6,635,427)
                                           ----------------  ----------------  ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........         2,337,334         9,901,354        32,235,933        38,157,281
   Realized gains (losses) on sale of
     investments.........................         3,426,470         1,439,405         1,677,094         2,498,052
                                           ----------------  ----------------  ----------------  ----------------
                                                  5,763,804        11,340,759        33,913,027        40,655,333
                                           ----------------  ----------------  ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................       (1,339,403)         3,240,393       (6,671,966)       (9,782,182)
                                           ----------------  ----------------  ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............         4,424,401        14,581,152        27,241,061        30,873,151
                                           ----------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations...........  $      4,497,025  $     15,374,522  $     26,646,931  $     24,237,724
                                           ================  ================  ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

       MIST              MIST             MIST             MIST              MIST               MIST
      METLIFE         VAN KAMPEN        CYCLICAL      CYCLICAL GROWTH     LEGG MASON          MET/AIM
AGGRESSIVE STRATEGY    COMSTOCK        GROWTH ETF     AND INCOME ETF     VALUE EQUITY   CAPITAL APPRECIATION
    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
------------------- ---------------- ---------------- ---------------- ---------------- --------------------
 $      1,868,607   $      1,112,100 $             -- $            166 $          1,096   $             90
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
        2,116,338            777,926          394,581          495,729          412,872            233,649
          358,650            204,629           87,926          103,157           82,186             36,971
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
        2,474,988            982,555          482,507          598,886          495,058            270,620
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
        (606,381)            129,545        (482,507)        (598,720)        (493,962)          (270,530)
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------

        8,878,766          1,675,720               --            2,608           36,951                246

       10,969,159          1,310,709          688,517          490,625          680,756        (1,083,309)
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
       19,847,925          2,986,429          688,517          493,233          717,707        (1,083,063)
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------

     (16,495,905)        (6,500,013)          961,089          992,983      (2,403,673)          3,322,820
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------

        3,352,020        (3,513,584)        1,649,606        1,486,216      (1,685,966)          2,239,757
 ----------------   ---------------- ---------------- ---------------- ----------------   ----------------
 $      2,745,639   $    (3,384,039) $      1,167,099 $        887,496 $    (2,179,928)   $      1,969,227
 ================   ================ ================ ================ ================   ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                MIST              MIST             MIST
                                                MIST           PIONEER          PIONEER        MFS EMERGING
                                            PIONEER FUND    MID-CAP VALUE   STRATEGIC INCOME  MARKETS EQUITY
                                            SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $          4,301 $            768 $          6,307 $          4,098
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....            4,073              266            8,084           72,499
   Administrative charges................            1,362               99            2,565           12,759
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................            5,435              365           10,649           85,258
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........          (1,134)              403          (4,342)         (81,160)
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --           27,359               --               --
   Realized gains (losses) on sale of
     investments.........................           14,144         (10,197)            1,498        1,806,676
                                          ---------------- ---------------- ---------------- ----------------
                                                    14,144           17,162            1,498        1,806,676
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................          (1,486)          (3,102)           60,651        (483,026)
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............           12,658           14,060           62,149        1,323,650
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $         11,524 $         14,463 $         57,807 $      1,242,490
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

      MIST             MIST               MIST              MIST              MIST
 LOOMIS SAYLES       STRATEGIC          STRATEGIC         STRATEGIC         RAINIER           RUSSELL
 GLOBAL MARKETS  GROWTH AND INCOME CONSERVATIVE GROWTH     GROWTH       LARGE CAP EQUITY MULTI-STYLE EQUITY
  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT (B)     SUB-ACCOUNT
---------------- ----------------- ------------------- ---------------- ---------------- ------------------
$             -- $      5,861,644   $      4,620,640   $      2,453,560 $            571  $        221,215
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
          47,554        2,990,264          2,906,508          1,765,111              962           272,779
           7,196          606,220            602,670            353,991              145            32,731
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
          54,750        3,596,484          3,509,178          2,119,102            1,107           305,510
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
        (54,750)        2,265,160          1,111,462            334,458            (536)          (84,295)
---------------- ----------------   ----------------   ---------------- ----------------  ----------------

              --        6,938,744          6,854,822          6,014,550               --           777,378

          83,104          475,020            264,552          1,045,177               27           617,111
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
          83,104        7,413,764          7,119,374          7,059,727               27         1,394,489
---------------- ----------------   ----------------   ---------------- ----------------  ----------------

         384,134          207,704          4,900,898          1,758,041           11,289           592,416
---------------- ----------------   ----------------   ---------------- ----------------  ----------------

         467,238        7,621,468         12,020,272          8,817,768           11,316         1,986,905
---------------- ----------------   ----------------   ---------------- ----------------  ----------------
$        412,488 $      9,886,628   $     13,131,734   $      9,152,226 $         10,780  $      1,902,610
================ ================   ================   ================ ================  ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                  RUSSELL
                                               RUSSELL          RUSSELL          RUSSELL        REAL ESTATE
                                          AGGRESSIVE EQUITY    NON-U.S.         CORE BOND       SECURITIES
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ----------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $         17,439  $        251,812 $        759,863 $         62,286
                                          ----------------  ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....           60,505           132,124          185,019           35,477
   Administrative charges................            7,258            15,854           22,201            4,257
                                          ----------------  ---------------- ---------------- ----------------
     Total expenses......................           67,763           147,978          207,220           39,734
                                          ----------------  ---------------- ---------------- ----------------
   Net investment income (loss)..........         (50,324)           103,834          552,643           22,552
                                          ----------------  ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........          591,962         1,949,889               --          297,248
   Realized gains (losses) on sale of
     investments.........................          214,743           760,913          (2,625)          356,837
                                          ----------------  ---------------- ---------------- ----------------
                                                   806,705         2,710,802          (2,625)          654,085
                                          ----------------  ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................        (630,885)       (1,924,328)          269,128      (1,146,552)
                                          ----------------  ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............          175,820           786,474          266,503        (492,467)
                                          ----------------  ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        125,496  $        890,308 $        819,146 $      (469,915)
                                          ================  ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                             DWS              MSF            MSF              MSF              MSF
      AIM V.I.       GOVERNMENT & AGENCY DAVIS VENTURE  HARRIS OAKMARK     JENNISON            MFS
INTERNATIONAL GROWTH     SECURITIES          VALUE      FOCUSED VALUE       GROWTH         TOTAL RETURN
    SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
-------------------- ------------------- ------------- ---------------- ---------------- ----------------
  $         54,056    $         61,034   $   2,085,651 $        275,016 $        140,656 $      1,687,262
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------
           171,545              14,541       4,029,594        1,198,762        1,004,530          711,601
            29,628               2,285         772,355          203,841          182,940          211,034
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------
           201,173              16,826       4,801,949        1,402,603        1,187,470          922,635
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------
         (147,117)              44,208     (2,716,298)      (1,127,587)      (1,046,814)          764,627
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------

                --                  --              --       10,649,236        2,679,877        2,872,802

         2,774,652             (2,240)      26,405,264        3,856,635        5,203,360        1,365,316
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------
         2,774,652             (2,240)      26,405,264       14,505,871        7,883,237        4,238,118
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------

         (916,127)               3,658    (14,384,112)     (19,716,259)         (53,240)      (2,480,780)
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------

         1,858,525               1,418      12,021,152      (5,210,388)        7,829,997        1,757,338
  ----------------    ----------------   ------------- ---------------- ---------------- ----------------

  $      1,711,408    $         45,626   $   9,304,854 $    (6,337,975) $      6,783,183 $      2,521,965
  ================    ================   ============= ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                MSF              MSF              MSF              MSF
                                          CAPITAL GUARDIAN FI INTERNATIONAL    BLACKROCK         METLIFE
                                            U.S. EQUITY         STOCK         MONEY MARKET     STOCK INDEX
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $        638,518 $         77,947 $      4,875,630 $        349,798
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....        1,851,323          111,238        1,394,001          577,720
   Administrative charges................          368,335           22,770          241,666          101,734
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................        2,219,658          134,008        1,635,667          679,454
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........      (1,581,140)         (56,061)        3,239,963        (329,656)
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........       10,186,889          474,685               --          867,847
   Realized gains (losses) on sale of
     investments.........................        9,793,969        2,266,398               --        3,414,759
                                          ---------------- ---------------- ---------------- ----------------
                                                19,980,858        2,741,083               --        4,282,606
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................     (19,731,356)      (1,871,753)               --      (2,637,207)
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............          249,502          869,330               --        1,645,399
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $    (1,331,638) $        813,269 $      3,239,963 $      1,315,743
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

      MSF              MSF               MSF           MSF WESTERN ASSET   MSF WESTERN ASSET       MSF
   BLACKROCK        BLACKROCK     FRANKLIN TEMPLETON  MANAGEMENT STRATEGIC  MANAGEMENT U.S.   T. ROWE PRICE
  BOND INCOME    STRATEGIC VALUE   SMALL CAP GROWTH    BOND OPPORTUNITIES     GOVERNMENT     SMALL CAP GROWTH
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ------------------  -------------------- ----------------- ----------------
$        797,596 $          1,498  $             --     $        142,615   $         33,103  $             --
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
         303,741           32,526           166,396               72,297             23,576           149,680
          60,907            6,506            34,344               13,441              3,737            25,163
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
         364,648           39,032           200,740               85,738             27,313           174,843
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
         432,948         (37,534)         (200,740)               56,877              5,790         (174,843)
---------------- ----------------  ----------------     ----------------   ----------------  ----------------

              --          310,688           859,985                5,306                 --                --

       (157,357)         (80,767)           980,081               26,565              6,291           613,009
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
       (157,357)          229,921         1,840,066               31,871              6,291           613,009
---------------- ----------------  ----------------     ----------------   ----------------  ----------------

       1,003,600        (324,702)       (1,127,390)               45,831             22,512           540,791
---------------- ----------------  ----------------     ----------------   ----------------  ----------------

         846,243         (94,781)           712,676               77,702             28,803         1,153,800
---------------- ----------------  ----------------     ----------------   ----------------  ----------------
$      1,279,191 $      (132,315)  $        511,936     $        134,579   $         34,593  $        978,957
================ ================  ================     ================   ================  ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                MSF              MSF
                                           T. ROWE PRICE     OPPENHEIMER           PUTNAM VT        PUTNAM VT
                                          LARGE CAP GROWTH  GLOBAL EQUITY      GROWTH AND INCOME      VISTA
                                            SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ----------------    ----------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $        196,544 $        165,831    $        290,707  $             --
                                          ---------------- ----------------    ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....          973,051          155,497             219,602            55,332
   Administrative charges................          189,990           45,526              33,397             7,164
                                          ---------------- ----------------    ----------------  ----------------
     Total expenses......................        1,163,041          201,023             252,999            62,496
                                          ---------------- ----------------    ----------------  ----------------
   Net investment income (loss)..........        (966,497)         (35,192)              37,708          (62,496)
                                          ---------------- ----------------    ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........          728,505          274,958           2,917,551                --
   Realized gains (losses) on sale of
     investments.........................        6,157,851          404,030             367,080          (91,634)
                                          ---------------- ----------------    ----------------  ----------------
                                                 6,886,356          678,988           3,284,631          (91,634)
                                          ---------------- ----------------    ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................          497,289          247,590         (4,429,636)           303,960
                                          ---------------- ----------------    ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............        7,383,645          926,578         (1,145,005)           212,326
                                          ---------------- ----------------    ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $      6,417,148 $        891,386    $    (1,107,297)  $        149,830
                                          ================ ================    ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                                                            FTVIPT
                      FTVIPT             FTVIPT           TEMPLETON       FIDELITY VIP
   PUTNAM VT         TEMPLETON         TEMPLETON      DEVELOPING MARKETS     GROWTH           FIDELITY VIP
 EQUITY INCOME   GROWTH SECURITIES FOREIGN SECURITIES     SECURITIES      OPPORTUNITIES       EQUITY-INCOME
  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
---------------- ----------------- ------------------ ------------------ ----------------    ----------------
$        562,067 $        209,115   $      1,041,805   $        922,077  $             --    $        152,382
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
         334,024          133,684            653,288            513,798             2,770             121,321
         106,477           37,770            121,367             95,664               332              21,699
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
         440,501          171,454            774,655            609,462             3,102             143,020
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
         121,566           37,661            267,150            312,615           (3,102)               9,362
---------------- ----------------   ----------------   ----------------  ----------------    ----------------

       2,794,799          655,838          2,315,088          3,113,197                --             756,482

         658,651          415,734          9,018,820         12,822,975             1,990             296,214
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
       3,453,450        1,071,572         11,333,908         15,936,172             1,990           1,052,696
---------------- ----------------   ----------------   ----------------  ----------------    ----------------

     (2,799,230)      (1,077,442)        (4,646,750)        (6,630,584)            44,671         (1,072,377)
---------------- ----------------   ----------------   ----------------  ----------------    ----------------

         654,220          (5,870)          6,687,158          9,305,588            46,661            (19,681)
---------------- ----------------   ----------------   ----------------  ----------------    ----------------
$        775,786 $         31,791   $      6,954,308   $      9,618,203  $         43,559    $       (10,319)
================ ================   ================   ================  ================    ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONCLUDED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                   PIMCO VIT
                                             PIMCO VIT        PIMCO VIT           STOCKSPLUS        PIMCO VIT
                                            HIGH YIELD       LOW DURATION      GROWTH AND INCOME   TOTAL RETURN
                                            SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ----------------    ----------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $        646,015 $        426,981    $        119,348  $        939,256
                                          ---------------- ----------------    ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....          113,617          112,406              19,522           248,966
   Administrative charges................           23,077           22,175               3,670            44,258
                                          ---------------- ----------------    ----------------  ----------------
     Total expenses......................          136,694          134,581              23,192           293,224
                                          ---------------- ----------------    ----------------  ----------------
   Net investment income (loss)..........          509,321          292,400              96,156           646,032
                                          ---------------- ----------------    ----------------  ----------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --               --                  --                --
   Realized gains (losses) on sale of
     investments.........................          107,324         (23,753)              51,946            90,176
                                          ---------------- ----------------    ----------------  ----------------
                                                   107,324         (23,753)              51,946            90,176
                                          ---------------- ----------------    ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................        (393,524)          232,553            (69,013)           558,878
                                          ---------------- ----------------    ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............        (286,200)          208,800            (17,067)           649,054
                                          ---------------- ----------------    ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        223,121 $        501,200    $         79,089  $      1,295,086
                                          ================ ================    ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                                   AMERICAN
                                     FUNDS
                                 GLOBAL GROWTH
                                  SUB-ACCOUNT
                                ----------------
                                $        200,568
                                ----------------
                                          38,877
                                          12,646
                                ----------------
                                          51,523
                                ----------------
                                         149,045
                                ----------------

                                         193,835

                                          26,968
                                ----------------
                                         220,803
                                ----------------

                                         111,988
                                ----------------

                                         332,791
                                ----------------
                                $        481,836
                                ================

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                 MIST LORD ABBETT             MIST LORD ABBETT            MIST VAN KAMPEN
                                 GROWTH AND INCOME             BOND DEBENTURE             MID-CAP GROWTH
                                    SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                           ----------------------------- --------------------------- -------------------------
                                2007           2006          2007          2006          2007         2006
                                ----           ----          ----          ----          ----         ----
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)................. $  (4,994,131) $    4,207,987 $  11,452,349 $  17,135,760 $  (751,452) $  (712,478)
 Net realized gains
   (losses)...............    115,178,646    156,588,096     6,040,166     3,005,339    8,239,289    5,449,499
 Change in unrealized
   gains (losses) on
   investments............   (79,135,154)     29,716,801   (2,410,074)     3,199,197    4,492,175    (877,039)
                           -------------- -------------- ------------- ------------- ------------ ------------
   Net increase
     (decrease) in net
     assets resulting
     from operations......     31,049,361    190,512,884    15,082,441    23,340,296   11,980,012    3,859,982
                           -------------- -------------- ------------- ------------- ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments
   received from
   contract owners........     11,212,350     18,035,238     4,240,291     5,947,236    1,504,132    2,078,778
 Net transfers (including
   fixed account).........   (54,262,515)   (40,604,330)    11,783,676   (8,443,067)    (117,997)    1,106,291
 Contract charges.........    (1,668,932)    (1,805,767)     (612,646)     (647,089)     (85,621)     (79,144)
 Transfers for contract
   benefits and
   terminations...........  (164,838,040)  (178,793,095)  (40,523,084)  (39,505,959)  (7,307,159)  (6,529,955)
                           -------------- -------------- ------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from contract
   transactions...........  (209,557,137)  (203,167,954)  (25,111,763)  (42,648,879)  (6,006,645)  (3,424,030)
                           -------------- -------------- ------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets..........  (178,507,776)   (12,655,070)  (10,029,322)  (19,308,583)    5,973,367      435,952
NET ASSETS:
 Beginning of period......  1,254,313,868  1,266,968,938   307,972,386   327,280,969   56,740,449   56,304,497
                           -------------- -------------- ------------- ------------- ------------ ------------
 End of period............ $1,075,806,092 $1,254,313,868 $ 297,943,064 $ 307,972,386 $ 62,713,816 $ 56,740,449
                           ============== ============== ============= ============= ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     MIST LORD ABBETT            MIST LORD ABBETT           MIST MET/PUTNAM            MIST OPPENHEIMER
       MID-CAP VALUE             AMERICA'S VALUE         CAPITAL OPPORTUNITIES       CAPITAL APPRECIATION
        SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- -------------------------- -------------------------- ---------------------------
    2007          2006        2007 (A)        2006       2007 (A)        2006         2007          2006
    ----          ----        --------        ----       --------        ----         ----          ----


$ (1,949,084) $ (2,257,433) $   2,743,201 $    596,368 $   (118,599) $  (491,568) $ (2,158,233) $ (2,086,703)

   63,221,508    46,923,780    15,671,686    1,883,835     9,106,070    7,785,420    12,572,235     3,033,823


 (66,496,374)  (12,362,885)  (12,639,161)    7,572,480   (5,709,570)  (2,383,918)     6,087,101     7,579,900
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------



  (5,223,950)    32,303,462     5,775,726   10,052,683     3,277,901    4,909,934    16,501,103     8,527,020
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------


    4,043,298    10,948,608     1,081,454    3,300,626       279,479      935,403     2,855,465     6,355,183

   30,314,787  (15,493,315)  (90,125,966)   12,565,543  (39,587,223)      554,569   (5,712,512)       840,829
    (587,954)     (609,622)      (56,927)    (128,618)       (7,412)     (24,120)     (370,835)     (371,026)


 (32,984,406)  (30,986,703)   (2,831,067)  (5,413,361)   (2,225,504)  (7,350,629)  (18,448,880)  (17,451,181)
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------



      785,725  (36,141,032)  (91,932,506)   10,324,190  (41,540,660)  (5,884,777)  (21,676,762)  (10,626,195)
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------

  (4,438,225)   (3,837,570)  (86,156,780)   20,376,873  (38,262,759)    (974,843)   (5,175,659)   (2,099,175)
  304,617,015   308,454,585    86,156,780   65,779,907    38,262,759   39,237,602   142,383,044   144,482,219
------------- ------------- ------------- ------------ ------------- ------------ ------------- -------------
$ 300,178,790 $ 304,617,015 $          -- $ 86,156,780 $          -- $ 38,262,759 $ 137,207,385 $ 142,383,044
============= ============= ============= ============ ============= ============ ============= =============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST PIMCO INFLATION     MIST LEGG MASON PARTNERS           MIST PIMCO
                                  PROTECTED BOND            AGGRESSIVE GROWTH             TOTAL RETURN
                                   SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                            -------------------------- --------------------------- ---------------------------
                                2007          2006         2007          2006          2007          2006
                                ----          ----         ----          ----          ----          ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss).................. $     293,469 $  1,386,316 $ (1,466,510) $ (1,896,244) $   5,229,885 $   3,816,053
 Net realized gains
   (losses)................     (311,237)    1,589,701    12,102,031    11,480,328     2,331,006     1,574,507
 Change in unrealized
   gains (losses) on
   investments.............     5,102,007  (3,885,799)   (9,681,223)  (13,562,408)     8,899,903     5,445,910
                            ------------- ------------ ------------- ------------- ------------- -------------
   Net increase (decrease)
     in net assets
     resulting from
     operations............     5,084,239    (909,782)       954,298   (3,978,324)    16,460,794    10,836,470
                            ------------- ------------ ------------- ------------- ------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments
   received from contract
   owners..................     1,107,113    2,159,664     1,029,435     1,981,797     6,705,950    15,241,496
 Net transfers (including
   fixed account)..........   (4,135,018)  (1,812,617)  (11,218,628)  (12,043,393)  (36,672,842)   (4,324,914)
 Contract charges..........     (212,872)    (241,826)     (260,696)     (339,409)     (746,145)     (950,165)
 Transfers for contract
   benefits and
   terminations............   (8,108,229)  (6,929,967)  (11,475,909)  (11,233,010)  (29,825,925)  (32,330,859)
                            ------------- ------------ ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets resulting
   from contract
   transactions............  (11,349,006)  (6,824,746)  (21,925,798)  (21,634,015)  (60,538,962)  (22,364,442)
                            ------------- ------------ ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets..............   (6,264,767)  (7,734,528)  (20,971,500)  (25,612,339)  (44,078,168)  (11,527,972)
NET ASSETS:
 Beginning of period.......    64,649,920   72,384,448   108,846,059   134,458,398   327,612,133   339,140,105
                            ------------- ------------ ------------- ------------- ------------- -------------
 End of period............. $  58,385,153 $ 64,649,920 $  87,874,559 $ 108,846,059 $ 283,533,965 $ 327,612,133
                            ============= ============ ============= ============= ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

          MIST                MIST T. ROWE PRICE           MIST MFS RESEARCH             MIST MET/AIM
     RCM TECHNOLOGY             MID-CAP GROWTH               INTERNATIONAL             SMALL CAP GROWTH
       SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------------- --------------------------- ---------------------------
    2007         2006         2007          2006          2007          2006          2007          2006
    ----         ----         ----          ----          ----          ----          ----          ----


$  (193,572) $  (194,937) $ (1,506,226) $ (1,909,540) $   (234,867) $     735,721 $ (1,253,245) $ (1,464,312)

   1,611,755      428,043    18,345,680    14,848,937    53,178,619    35,842,722     5,567,084    16,357,294


   1,394,620      152,202   (2,363,951)   (7,278,039)  (28,438,195)    14,955,814     2,748,635   (4,111,860)
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------



   2,812,803      385,308    14,475,503     5,661,358    24,505,557    51,534,257     7,062,474    10,781,122
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------


     623,149      383,661     1,858,117     8,423,368     3,091,828    10,387,035     1,104,874     1,888,474

   1,020,488    (769,581)  (21,806,132)  (17,936,273)  (20,789,635)  (19,817,321)  (11,524,866)  (15,019,833)
    (39,441)     (40,170)     (304,641)     (388,849)     (467,382)     (510,817)     (248,344)     (291,838)


 (1,857,208)  (1,028,153)   (9,828,883)   (9,454,020)  (27,464,298)  (26,987,184)   (8,793,334)   (7,121,033)
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------



   (253,012)  (1,454,243)  (30,081,539)  (19,355,774)  (45,629,487)  (36,928,287)  (19,461,670)  (20,544,230)
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------

   2,559,791  (1,068,935)  (15,606,036)  (13,694,416)  (21,123,930)    14,605,970  (12,399,196)   (9,763,108)
  10,819,347   11,888,282   107,929,919   121,624,335   233,658,652   219,052,682    83,414,752    93,177,860
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------
$ 13,379,138 $ 10,819,347 $  92,323,883 $ 107,929,919 $ 212,534,722 $ 233,658,652 $  71,015,556 $  83,414,752
============ ============ ============= ============= ============= ============= ============= =============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      MIST LAZARD            MIST HARRIS OAKMARK         MIST THIRD AVENUE
                                        MID-CAP                 INTERNATIONAL             SMALL CAP VALUE
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                               ------------------------- --------------------------- --------------------------
                                   2007         2006         2007          2006          2007             2006
                                   ----         ----         ----          ----          ----             ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)..................... $  (849,008) $  (432,815) $   (961,214) $     925,587 $   (617,092)    $(1,230,930)
 Net realized gains
   (losses)...................    3,649,383    4,754,637    19,096,850    13,888,764    12,461,171      14,422,537
 Change in unrealized gains
   (losses) on
   investments................  (8,367,898)    (653,859)  (20,427,971)     9,881,090  (15,368,056)     (2,597,666)
                               ------------ ------------ ------------- ------------- -------------    ------------
   Net increase (decrease) in
     net assets resulting
     from operations..........  (5,567,523)    3,667,963   (2,292,335)    24,695,441   (3,523,977)      10,593,941
                               ------------ ------------ ------------- ------------- -------------    ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners.......      970,650      901,367     3,589,805     7,169,518     2,373,546       6,653,989
 Net transfers (including
   fixed account).............   38,717,032    (859,320)   (7,371,011)   (9,193,619)   (9,566,979)     (5,088,444)
 Contract charges.............    (122,812)    (105,774)     (366,378)     (347,519)     (306,577)       (337,148)
 Transfers for contract
   benefits and
   terminations...............  (8,322,280)  (3,090,745)  (14,345,886)   (8,161,127)  (11,509,670)     (7,816,576)
                               ------------ ------------ ------------- ------------- -------------    ------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions......   31,242,590  (3,154,472)  (18,493,470)  (10,532,747)  (19,009,680)     (6,588,179)
                               ------------ ------------ ------------- ------------- -------------    ------------
 Net increase (decrease) in
   net assets.................   25,675,067      513,491  (20,785,805)    14,162,694  (22,533,657)       4,005,762
NET ASSETS:
 Beginning of period..........   32,320,745   31,807,254   112,021,036    97,858,342    99,987,762      95,982,000
                               ------------ ------------ ------------- ------------- -------------    ------------
 End of period................ $ 57,995,812 $ 32,320,745 $  91,235,231 $ 112,021,036 $  77,454,105    $ 99,987,762
                               ============ ============ ============= ============= =============    ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

   MIST NEUBERGER BERMAN          MIST TURNER           MIST GOLDMAN SACHS            MIST METLIFE
        REAL ESTATE              MID-CAP GROWTH            MID CAP VALUE           DEFENSIVE STRATEGY
        SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------- ------------------------ ------------------------- --------------------------
    2007          2006          2007        2006         2007         2006         2007          2006
    ----          ----          ----        ----         ----         ----         ----          ----


$   (394,985) $   (342,063) $  (230,973) $ (222,569) $  (461,424) $  (577,073) $      72,624 $(1,389,452)

   13,924,010    12,095,979    1,182,006     677,556    5,857,376    1,887,312     5,763,804    2,032,596


 (22,726,254)    12,680,369    1,656,841      72,340  (4,801,691)    3,011,251   (1,339,403)    4,934,458
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------


  (9,197,229)    24,434,285    2,607,874     527,327      594,261    4,321,490     4,497,025    5,577,602
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------

    1,380,038     3,030,842      316,041     664,247    1,763,452    4,291,786    18,083,629   10,297,041

 (16,110,806)  (13,815,895)    1,405,514   (140,495)  (2,913,613)    3,240,340    50,416,359   18,699,841
    (172,173)     (230,847)     (49,879)    (44,388)    (131,808)    (111,845)     (421,775)    (285,542)


  (5,909,025)   (7,107,238)  (1,551,821)   (983,635)  (4,431,382)  (2,443,369)  (20,031,173)  (8,366,819)
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------


 (20,811,966)  (18,123,138)      119,855   (504,271)  (5,713,351)    4,976,912    48,047,040   20,344,521
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------

 (30,009,195)     6,311,147    2,727,729      23,056  (5,119,090)    9,298,402    52,544,065   25,922,123
   79,745,324    73,434,177   12,526,407  12,503,351   38,139,523   28,841,121    91,508,405   65,586,282
------------- ------------- ------------ ----------- ------------ ------------ ------------- ------------
$  49,736,129 $  79,745,324 $ 15,254,136 $12,526,407 $ 33,020,433 $ 38,139,523 $ 144,052,470 $ 91,508,405
============= ============= ============ =========== ============ ============ ============= ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                  MIST METLIFE                 MIST METLIFE                 MIST METLIFE
                                MODERATE STRATEGY           BALANCED STRATEGY             GROWTH STRATEGY
                                   SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                           --------------------------- ---------------------------- ----------------------------
                               2007          2006           2007          2006           2007          2006
                               ----          ----           ----          ----           ----          ----
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)................. $     793,370 $ (4,618,914) $    (594,130) $(12,946,129) $  (6,635,427) $(13,704,779)
 Net realized gains
   (losses)...............    11,340,759     3,377,687     33,913,027     5,782,251     40,655,333     6,111,883
 Change in unrealized
   gains (losses) on
   investments............     3,240,393    23,106,963    (6,671,966)    82,185,415    (9,782,182)    99,396,907
                           ------------- ------------- -------------- ------------- -------------- -------------
   Net increase
     (decrease) in net
     assets resulting
     from operations......    15,374,522    21,865,736     26,646,931    75,021,537     24,237,724    91,804,011
                           ------------- ------------- -------------- ------------- -------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments
   received from
   contract owners........    88,123,674    55,255,371    248,140,018   170,013,131    359,280,576   209,814,414
 Net transfers (including
   fixed account).........    90,812,816    29,799,661    161,679,772    61,356,986    100,035,711    55,941,825
 Contract charges.........   (1,418,022)     (932,471)    (3,691,226)   (2,565,804)    (4,214,074)   (2,676,545)
 Transfers for contract
   benefits and
   terminations...........  (28,457,799)  (17,211,342)   (94,872,655)  (49,970,789)   (83,736,881)  (38,089,246)
                           ------------- ------------- -------------- ------------- -------------- -------------
 Net increase (decrease)
   in net assets resulting
   from contract
   transactions...........   149,060,669    66,911,219    311,255,909   178,833,524    371,365,332   224,990,448
                           ------------- ------------- -------------- ------------- -------------- -------------
 Net increase (decrease)
   in net assets..........   164,435,191    88,776,955    337,902,840   253,855,061    395,603,056   316,794,459
NET ASSETS:
 Beginning of period......   315,943,046   227,166,091    902,216,343   648,361,282    986,336,802   669,542,343
                           ------------- ------------- -------------- ------------- -------------- -------------
 End of period............ $ 480,378,237 $ 315,943,046 $1,240,119,183 $ 902,216,343 $1,381,939,858 $ 986,336,802
                           ============= ============= ============== ============= ============== =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

       MIST METLIFE              MIST VAN KAMPEN            MIST CYCLICAL            MIST CYCLICAL
    AGGRESSIVE STRATEGY             COMSTOCK                 GROWTH ETF          GROWTH AND INCOME ETF
        SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------- ------------------------- ------------------------- ------------------------
    2007          2006          2007         2006         2007         2006         2007        2006
    ----          ----          ----         ----         ----         ----         ----        ----


$   (606,381) $ (2,512,890) $    129,545 $  (825,026) $  (482,507) $     94,404 $  (598,720) $    43,837

   19,847,925     5,604,525    2,986,429    2,151,219      688,517       77,151      493,233     153,621


 (16,495,905)    13,278,939  (6,500,013)    8,620,101      961,089    1,993,642      992,983   1,496,315
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------



    2,745,639    16,370,574  (3,384,039)    9,946,294    1,167,099    2,165,197      887,496   1,693,773
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------


    8,773,830    14,475,787    5,084,048   13,727,379    6,953,032    7,733,726   21,569,605   7,875,358

 (16,236,835)   (5,417,137)    5,074,707   23,762,330      641,745   10,709,880   10,800,285  12,097,096
    (521,857)     (525,929)    (178,491)    (147,760)     (99,194)     (38,640)     (86,387)    (21,394)


 (23,365,665)  (11,010,162)  (6,023,327)  (3,276,760)  (1,304,305)  (1,028,459)  (1,492,568)   (168,590)
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------



 (31,350,527)   (2,477,441)    3,956,937   34,065,189    6,191,278   17,376,507   30,790,935  19,782,470
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------

 (28,604,888)    13,893,133      572,898   44,011,483    7,358,377   19,541,704   31,678,431  21,476,243
  154,159,455   140,266,322   81,752,237   37,740,754   27,884,955    8,343,251   25,580,451   4,104,208
------------- ------------- ------------ ------------ ------------ ------------ ------------ -----------
$ 125,554,567 $ 154,159,455 $ 82,325,135 $ 81,752,237 $ 35,243,332 $ 27,884,955 $ 57,258,882 $25,580,451
============= ============= ============ ============ ============ ============ ============ ===========

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                        MIST LEGG MASON            MIST MET/AIM                 MIST
                                         VALUE EQUITY          CAPITAL APPRECIATION         PIONEER FUND
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------- ------------------------- -----------------------
                                       2007         2006         2007         2006        2007      2006 (B)
                                       ----         ----         ----         ----        ----      --------
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)......................... $   (493,962) $ (408,931) $  (270,530) $  (302,018) $   (1,134) $     (722)
 Net realized gains (losses)......       717,707     881,156  (1,083,063)  (1,140,817)      14,144         105
 Change in unrealized gains
   (losses) on investments........   (2,403,673)   2,183,499    3,322,820    2,481,117     (1,486)      13,512
                                   ------------- ----------- ------------ ------------ ----------- -----------
   Net increase (decrease) in net
     assets resulting from
     operations...................   (2,179,928)   2,655,724    1,969,227    1,038,282      11,524      12,895
                                   ------------- ----------- ------------ ------------ ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........       610,917   2,288,641       27,164       49,164      37,715      62,925
 Net transfers (including fixed
   account).......................   (7,944,133)  35,901,716  (1,443,656)  (1,445,918)     342,557     298,822
 Contract charges.................     (109,257)    (90,464)     (23,940)     (26,637)     (1,078)        (85)
 Transfers for contract benefits
   and terminations...............   (1,930,339)   (881,422)  (3,664,772)  (4,358,389)    (70,842)       (447)
                                   ------------- ----------- ------------ ------------ ----------- -----------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................   (9,372,812)  37,218,471  (5,105,204)  (5,781,780)     308,352     361,215
                                   ------------- ----------- ------------ ------------ ----------- -----------
 Net increase (decrease) in net
   assets.........................  (11,552,740)  39,874,195  (3,135,977)  (4,743,498)     319,876     374,110
NET ASSETS:
 Beginning of period..............    40,209,812     335,617   20,579,265   25,322,763     374,110          --
                                   ------------- ----------- ------------ ------------ ----------- -----------
 End of period.................... $  28,657,072 $40,209,812 $ 17,443,288 $ 20,579,265 $   693,986 $   374,110
                                   ============= =========== ============ ============ =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     MIST PIONEER            MIST PIONEER               MIST MFS           MIST LOOMIS SAYLES
     MID-CAP VALUE         STRATEGIC INCOME     EMERGING MARKETS EQUITY      GLOBAL MARKETS
      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
----------------------- ----------------------- ------------------------ -----------------------
 2007 (A)    2006 (B)      2007      2006 (B)       2007      2006 (B)      2007      2006 (B)
 --------    --------      ----      --------       ----      --------      ----      --------


$       403 $      (17) $   (4,342) $    15,859 $   (81,160) $    58,566 $  (54,750) $       748
     17,162       1,228       1,498          35    1,806,676      14,319      83,104          78

    (3,102)       3,102      60,651    (11,458)    (483,026)   1,134,292     384,134      31,271
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------


     14,463       4,313      57,807       4,436    1,242,490   1,207,177     412,488      32,097
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------

     10,956      17,175     120,856      39,204      816,921     462,546     740,921     115,373

  (101,240)      55,000   1,042,216     289,143  (6,771,533)  10,436,193  12,610,746     215,828
         --          --     (1,762)        (50)     (22,391)     (1,210)     (5,199)       (264)

      (361)       (306)    (67,625)      31,012    (627,808)      42,594    (99,502)          39
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------


   (90,645)      71,869   1,093,685     359,309  (6,604,811)  10,940,123  13,246,966     330,976
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------

   (76,182)      76,182   1,151,492     363,745  (5,362,321)  12,147,300  13,659,454     363,073
     76,182          --     363,745          --   12,147,300          --     363,073          --
----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------
$        -- $    76,182 $ 1,515,237 $   363,745 $  6,784,979 $12,147,300 $14,022,527 $   363,073
=========== =========== =========== =========== ============ =========== =========== ===========

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     MIST STRATEGIC            MIST STRATEGIC            MIST STRATEGIC
                                    GROWTH AND INCOME        CONSERVATIVE GROWTH             GROWTH
                                       SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                ------------------------- ------------------------- ------------------------
                                    2007       2006 (B)       2007       2006 (B)       2007      2006 (B)
                                    ----       --------       ----       --------       ----      --------
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)...................... $   2,265,160 $    20,232 $  1,111,462 $     82,724 $    334,458 $    57,744
 Net realized gains (losses)...     7,413,764         141    7,119,374        1,951    7,059,727          --
 Change in unrealized gains
   (losses) on investments.....       207,704     209,529    4,900,898      546,482    1,758,041     264,505
                                ------------- ----------- ------------ ------------ ------------ -----------
   Net increase (decrease) in
     net assets resulting from
     operations................     9,886,628     229,902   13,131,734      631,157    9,152,226     322,249
                                ------------- ----------- ------------ ------------ ------------ -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners........    26,396,889   1,211,729   32,055,966    1,105,723    7,514,317   1,537,830
 Net transfers (including fixed
   account)....................   159,227,059  95,412,765  140,802,228  104,977,332   68,985,882  70,482,231
 Contract charges..............     (799,810)    (18,738)    (759,860)     (31,022)    (464,927)    (16,497)
 Transfers for contract
   benefits and
   terminations................  (11,580,641)   (264,091)  (8,655,756)    (375,719)  (7,339,660)    (81,275)
                                ------------- ----------- ------------ ------------ ------------ -----------
 Net increase (decrease) in
   net assets resulting from
   contract transactions.......   173,243,497  96,341,665  163,442,578  105,676,314   68,695,612  71,922,289
                                ------------- ----------- ------------ ------------ ------------ -----------
 Net increase (decrease) in
   net assets..................   183,130,125  96,571,567  176,574,312  106,307,471   77,847,838  72,244,538
NET ASSETS:
 Beginning of period...........    96,571,567          --  106,307,471           --   72,244,538          --
                                ------------- ----------- ------------ ------------ ------------ -----------
 End of period................. $ 279,701,692 $96,571,567 $282,881,783 $106,307,471 $150,092,376 $72,244,538
                                ============= =========== ============ ============ ============ ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

  MIST RAINIER            RUSSELL                   RUSSELL                   RUSSELL
LARGE CAP EQUITY    MULTI-STYLE EQUITY         AGGRESSIVE EQUITY             NON-U.S.
  SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------- ------------------------- ------------------------- -------------------------
    2007 (C)         2007         2006         2007         2006         2007         2006
    --------         ----         ----         ----         ----         ----         ----


  $     (536)    $   (84,295) $  (110,938) $   (50,324) $   (77,199) $    103,834 $     97,149
           27       1,394,489    (300,076)      806,705    1,208,911    2,710,802    1,113,733

       11,289         592,416    3,182,129    (630,885)    (355,344)  (1,924,328)    1,173,994
  -----------    ------------ ------------ ------------ ------------ ------------ ------------


       10,780       1,902,610    2,771,115      125,496      776,368      890,308    2,384,876
  -----------    ------------ ------------ ------------ ------------ ------------ ------------

       10,612           3,000       11,800        5,463        5,862        1,500        6,300

    1,132,471       (885,723)    (633,246)    (111,636)     (34,592)    (424,537)    (384,818)
        (486)         (5,573)      (7,086)      (1,152)      (1,517)      (2,554)      (3,094)


      (3,747)     (6,311,113)  (7,604,211)  (1,170,972)  (2,182,966)  (2,539,176)  (3,442,092)
  -----------    ------------ ------------ ------------ ------------ ------------ ------------


    1,138,850     (7,199,409)  (8,232,743)  (1,278,297)  (2,213,213)  (2,964,767)  (3,823,704)
  -----------    ------------ ------------ ------------ ------------ ------------ ------------

    1,149,630     (5,296,799)  (5,461,628)  (1,152,801)  (1,436,845)  (2,074,459)  (1,438,828)
           --      24,075,386   29,537,014    5,282,370    6,719,215   11,391,245   12,830,073
  -----------    ------------ ------------ ------------ ------------ ------------ ------------
  $ 1,149,630    $ 18,778,587 $ 24,075,386 $  4,129,569 $  5,282,370 $  9,316,786 $ 11,391,245
  ===========    ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                            RUSSELL                  RUSSELL                  AIM V.I.
                                           CORE BOND          REAL ESTATE SECURITIES    INTERNATIONAL GROWTH
                                          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------ -------------------------
                                       2007         2006         2007        2006         2007         2006
                                       ----         ----         ----        ----         ----         ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $    552,643 $    520,829 $     22,552 $    15,773 $  (147,117) $   (66,442)
 Net realized gains (losses)......      (2,625)     (54,647)      654,085     813,282    2,774,652    2,500,901
 Change in unrealized gains
   (losses) on investments........      269,128    (122,880)  (1,146,552)     115,604    (916,127)    1,599,095
                                   ------------ ------------ ------------ ----------- ------------ ------------
   Net increase (decrease) in net
     assets resulting from
     operations...................      819,146      343,302    (469,915)     944,659    1,711,408    4,033,554
                                   ------------ ------------ ------------ ----------- ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........           --        4,000           --       1,616      237,958    2,372,526
 Net transfers (including fixed
   account).......................      591,776      404,957     (83,243)    (68,219)  (2,862,172)  (2,080,569)
 Contract charges.................      (3,283)      (4,145)        (565)       (711)     (29,000)     (39,792)
 Transfers for contract benefits
   and terminations...............  (2,287,628)  (4,764,149)    (550,204)   (885,607)  (1,612,501)  (1,253,438)
                                   ------------ ------------ ------------ ----------- ------------ ------------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................  (1,699,135)  (4,359,337)    (634,012)   (952,921)  (4,265,715)  (1,001,273)
                                   ------------ ------------ ------------ ----------- ------------ ------------
 Net increase (decrease) in net
   assets.........................    (879,989)  (4,016,035)  (1,103,927)     (8,262)  (2,554,307)    3,032,281
NET ASSETS:
 Beginning of period..............   15,354,316   19,370,351    3,216,373   3,224,635   16,393,934   13,361,653
                                   ------------ ------------ ------------ ----------- ------------ ------------
 End of period.................... $ 14,474,327 $ 15,354,316 $  2,112,446 $ 3,216,373 $ 13,839,627 $ 16,393,934
                                   ============ ============ ============ =========== ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

   DWS GOVERNMENT &          MSF DAVIS VENTURE          MSF HARRIS OAKMARK            MSF JENNISON
   AGENCY SECURITIES               VALUE                  FOCUSED VALUE                  GROWTH
      SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
----------------------- --------------------------- -------------------------- --------------------------
   2007        2006         2007          2006          2007          2006         2007          2006
   ----        ----         ----          ----          ----          ----         ----          ----

$    44,208 $    42,659 $ (2,716,298) $ (2,709,478) $ (1,127,587) $(1,416,472) $ (1,046,814) $(1,436,156)
    (2,240)     (1,023)    26,405,264    15,793,935    14,505,871   12,197,262     7,883,237    4,885,114

      3,658     (4,537)  (14,384,112)    27,324,982  (19,716,259)  (2,238,381)      (53,240)  (2,097,865)
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------


     45,626      37,099     9,304,854    40,409,439   (6,337,975)    8,542,409     6,783,183    1,351,093
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------

        767         761     9,227,908    22,355,028     1,561,994    2,906,709     2,021,231    7,868,279

   (62,290)       4,378  (36,082,691)  (12,655,306)   (5,363,293)  (4,299,336)  (12,266,830)  (4,848,473)
    (1,213)     (1,331)     (894,124)   (1,004,041)     (280,871)    (301,853)     (241,555)    (295,255)

  (255,573)   (465,011)  (29,176,963)  (22,380,028)  (10,713,648)  (7,324,827)   (9,657,087)  (6,287,419)
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------


  (318,309)   (461,203)  (56,925,870)  (13,684,347)  (14,795,818)  (9,019,307)  (20,144,241)  (3,562,868)
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------

  (272,683)   (424,104)  (47,621,016)    26,725,092  (21,133,793)    (476,898)  (13,361,058)  (2,211,775)
  1,321,448   1,745,552   334,265,042   307,539,950    88,607,294   89,084,192    84,084,948   86,296,723
----------- ----------- ------------- ------------- ------------- ------------ ------------- ------------
$ 1,048,765 $ 1,321,448 $ 286,644,026 $ 334,265,042 $  67,473,501 $ 88,607,294 $  70,723,890 $ 84,084,948
=========== =========== ============= ============= ============= ============ ============= ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                         MSF MFS             MSF CAPITAL GUARDIAN              MSF FI
                                      TOTAL RETURN                U.S. EQUITY            INTERNATIONAL STOCK
                                       SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                ------------------------- --------------------------- -------------------------
                                    2007         2006         2007          2006          2007         2006
                                    ----         ----         ----          ----          ----         ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss)...................... $    764,627 $  1,630,831 $ (1,581,140) $   (787,381) $   (56,061) $   (27,667)
 Net realized gains (losses)...    4,238,118    1,991,791    19,980,858     6,059,175    2,741,083    2,092,382
 Change in unrealized gains
   (losses) on investments.....  (2,480,780)    4,263,278  (19,731,356)     9,805,564  (1,871,753)    (162,004)
                                ------------ ------------ ------------- ------------- ------------ ------------
   Net increase (decrease) in
     net assets resulting from
     operations................    2,521,965    7,885,900   (1,331,638)    15,077,358      813,269    1,902,711
                                ------------ ------------ ------------- ------------- ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners........    2,971,797    2,876,120     1,826,006     3,524,218      118,021      226,120
 Net transfers (including fixed
   account)....................    5,661,719   13,470,604   (5,604,110)     7,022,730  (3,454,663)  (3,374,197)
 Contract charges..............    (154,144)    (123,484)     (240,222)     (238,373)     (32,136)     (49,910)
 Transfers for contract
   benefits and
   terminations................  (8,149,348)  (5,411,971)  (21,814,215)  (24,667,700)    (555,807)    (614,107)
                                ------------ ------------ ------------- ------------- ------------ ------------
 Net increase (decrease) in net
   assets resulting from
   contract transactions.......      330,024   10,811,269  (25,832,541)  (14,359,125)  (3,924,585)  (3,812,094)
                                ------------ ------------ ------------- ------------- ------------ ------------
 Net increase (decrease) in net
   assets......................    2,851,989   18,697,169  (27,164,179)       718,233  (3,111,316)  (1,909,383)
NET ASSETS:
 Beginning of period...........   83,918,502   65,221,333   181,068,259   180,350,026   12,031,860   13,941,243
                                ------------ ------------ ------------- ------------- ------------ ------------
 End of period................. $ 86,770,491 $ 83,918,502 $ 153,904,080 $ 181,068,259 $  8,920,544 $ 12,031,860
                                ============ ============ ============= ============= ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

       MSF BLACKROCK                MSF METLIFE              MSF BLACKROCK            MSF BLACKROCK
       MONEY MARKET                 STOCK INDEX               BOND INCOME            STRATEGIC VALUE
        SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
---------------------------  ------------------------- ------------------------- ------------------------
    2007           2006          2007         2006         2007         2006        2007         2006
    ----           ----          ----         ----         ----         ----        ----         ----


$   3,239,963  $   2,220,027 $  (329,656) $     24,269 $    432,948 $  1,416,338 $  (37,534) $   (52,954)
           --             --    4,282,606    4,713,944    (157,357)    (514,672)     229,921      779,295
           --             --  (2,637,207)    (292,674)    1,003,600      308,380   (324,702)    (199,526)
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------


    3,239,963      2,220,027    1,315,743    4,445,539    1,279,191    1,210,046   (132,315)      526,815
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------

   24,525,877     12,933,299      831,403    1,149,224    1,231,591    4,722,725      28,675       45,353

   82,824,803     70,315,009      266,696      727,724  (7,094,151)    2,606,598   (319,905)  (1,420,091)
    (318,953)      (216,128)    (123,990)    (109,731)     (54,741)     (95,537)     (8,907)     (13,711)


 (91,619,481)   (51,784,172)  (3,686,152)  (2,734,334)  (2,251,227)  (4,048,484)   (179,167)    (243,694)
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------


   15,412,246     31,248,008  (2,712,043)    (967,117)  (8,168,528)    3,185,302   (479,304)  (1,632,143)
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------

   18,652,209     33,468,035  (1,396,300)    3,478,422  (6,889,337)    4,395,348   (611,619)  (1,105,328)
   91,235,712     57,767,677   39,811,549   36,333,127   36,289,487   31,894,139   3,001,029    4,106,357
-------------  ------------- ------------ ------------ ------------ ------------ ----------- ------------
$ 109,887,921  $  91,235,712 $ 38,415,249 $ 39,811,549 $ 29,400,150 $ 36,289,487 $ 2,389,410 $  3,001,029
=============  ============= ============ ============ ============ ============ =========== ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                MSF WESTERN ASSET       MSF WESTERN ASSET
                                    MSF FRANKLIN TEMPLETON    MANAGEMENT STRATEGIC         MANAGEMENT
                                       SMALL CAP GROWTH        BOND OPPORTUNITIES        U.S. GOVERNMENT
                                          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                    ----------------------    --------------------      -----------------
                                       2007         2006        2007        2006        2007        2006
                                       ----         ----        ----        ----        ----        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $  (200,740) $  (357,497) $    56,877 $   213,863 $     5,790 $   (3,868)
 Net realized gains (losses)......    1,840,066    2,186,804      31,871      74,708       6,291       8,980
 Change in unrealized gains
   (losses) on investments........  (1,127,390)       92,344      45,831    (77,850)      22,512      15,639
                                   ------------ ------------ ----------- ----------- ----------- -----------
   Net increase (decrease) in net
     assets resulting from
     operations...................      511,936    1,921,651     134,579     210,721      34,593      20,751
                                   ------------ ------------ ----------- ----------- ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received from
   contract owners................    1,211,623    4,255,248     138,787     101,795     588,059     192,197
 Net transfers (including fixed
   account).......................  (8,429,640)  (2,650,893)      11,202    (57,135)     309,580     835,478
 Contract charges.................     (40,179)     (77,651)    (16,322)    (17,724)     (2,997)       (697)
 Transfers for contract benefits
   and terminations...............    (610,551)  (1,113,565)   (545,786)   (650,893)    (57,170)    (47,218)
                                   ------------ ------------ ----------- ----------- ----------- -----------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................  (7,868,747)      413,139   (412,119)   (623,957)     837,472     979,760
                                   ------------ ------------ ----------- ----------- ----------- -----------
 Net increase (decrease) in net
   assets.........................  (7,356,811)    2,334,790   (277,540)   (413,236)     872,065   1,000,511
NET ASSETS:
 Beginning of period..............   20,720,142   18,385,352   6,154,850   6,568,086   1,068,532      68,021
                                   ------------ ------------ ----------- ----------- ----------- -----------
 End of period.................... $ 13,363,331 $ 20,720,142 $ 5,877,310 $ 6,154,850 $ 1,940,597 $ 1,068,532
                                   ============ ============ =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.


    MSF T. ROWE PRICE          MSF T. ROWE PRICE          MSF OPPENHEIMER              PUTNAM VT
    SMALL CAP GROWTH           LARGE CAP GROWTH            GLOBAL EQUITY           GROWTH AND INCOME
       SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- --------------------------- ------------------------ -------------------------
    2007         2006         2007          2006          2007        2006         2007         2006
    ----         ----         ----          ----          ----        ----         ----         ----
$  (174,843) $  (187,629) $   (966,497) $ (1,733,106) $   (35,192) $   115,962 $     37,708 $     92,247
     613,009      459,600     6,886,356    19,301,398      678,988     268,259    3,284,631      973,609

     540,791       67,327       497,289   (2,423,457)      247,590   1,343,446  (4,429,636)    1,808,364
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------


     978,957      339,298     6,417,148    15,144,835      891,386   1,727,667  (1,107,297)    2,874,220
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------

     128,842      115,995     1,180,528    10,404,062      593,732   1,533,347      173,693      279,458

   (482,627)    (549,288)  (42,288,504)  (34,424,655)    2,688,988   9,379,682    (332,401)    (864,566)
    (22,563)     (25,141)     (219,216)     (392,970)     (34,234)    (17,185)     (13,766)     (13,940)

 (1,438,408)  (1,368,806)   (6,567,377)   (9,116,422)  (1,775,559)   (789,504)  (3,855,070)  (3,404,512)
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------


 (1,814,756)  (1,827,240)  (47,894,569)  (33,529,985)    1,472,927  10,106,340  (4,027,544)  (4,003,560)
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------

   (835,799)  (1,487,942)  (41,477,421)  (18,385,150)    2,364,313  11,834,007  (5,134,841)  (1,129,340)
  12,441,182   13,929,124   114,703,767   133,088,917   17,132,657   5,298,650   20,878,412   22,007,752
------------ ------------ ------------- ------------- ------------ ----------- ------------ ------------
$ 11,605,383 $ 12,441,182 $  73,226,346 $ 114,703,767 $ 19,496,970 $17,132,657 $ 15,743,571 $ 20,878,412
============ ============ ============= ============= ============ =========== ============ ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                           PUTNAM VT                 PUTNAM VT             FTVIPT TEMPLETON
                                             VISTA                 EQUITY INCOME          GROWTH SECURITIES
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------- ------------------------- ------------------------
                                       2007         2006         2007         2006         2007        2006
                                       ----         ----         ----         ----         ----        ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (62,496) $   (80,454) $    121,566 $     12,971 $     37,661 $   (6,042)
 Net realized gains (losses)......     (91,634)    (182,393)    3,453,450      999,701    1,071,572     364,109
 Change in unrealized gains
   (losses) on investments........      303,960      510,354  (2,799,230)    4,430,015  (1,077,442)     906,637
                                   ------------ ------------ ------------ ------------ ------------ -----------
   Net increase (decrease) in net
     assets resulting from
     operations...................      149,830      247,507      775,786    5,442,687       31,791   1,264,704
                                   ------------ ------------ ------------ ------------ ------------ -----------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........       45,530       50,831    2,042,424    2,204,480    2,446,243   1,782,108
 Net transfers (including fixed
   account).......................    (640,816)    (408,852)    5,143,454    9,592,767    6,683,188   4,443,080
 Contract charges.................      (2,196)      (2,714)     (82,070)     (57,915)     (26,308)     (6,979)
 Transfers for contract benefits
   and terminations...............    (952,330)    (987,903)  (3,298,665)  (1,897,164)  (1,105,032)   (931,583)
                                   ------------ ------------ ------------ ------------ ------------ -----------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................  (1,549,812)  (1,348,638)    3,805,143    9,842,168    7,998,091   5,286,626
                                   ------------ ------------ ------------ ------------ ------------ -----------
 Net increase (decrease) in net
   assets.........................  (1,399,982)  (1,101,131)    4,580,929   15,284,855    8,029,882   6,551,330
NET ASSETS:
 Beginning of period..............    5,064,251    6,165,382   39,810,732   24,525,877   10,958,015   4,406,685
                                   ------------ ------------ ------------ ------------ ------------ -----------
 End of period.................... $  3,664,269 $  5,064,251 $ 44,391,661 $ 39,810,732 $ 18,987,897 $10,958,015
                                   ============ ============ ============ ============ ============ ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     FTVIPT TEMPLETON             FTVIPT DEVELOPING           FIDELITY VIP                FIDELITY VIP
    FOREIGN SECURITIES           MARKETS SECURITIES       GROWTH OPPORTUNITIES            EQUITY-INCOME
        SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
---------------------------  --------------------------- -----------------------    -------------------------
    2007           2006          2007          2006         2007        2006            2007         2006
    ----           ----          ----          ----         ----        ----            ----         ----

$     267,150  $   (118,593) $     312,615 $   (183,808) $   (3,102) $   (1,190)    $      9,362 $    134,443
   11,333,908      8,146,492    15,936,172    11,370,221       1,990    (27,594)       1,052,696    1,529,181

  (4,646,750)      5,357,400   (6,630,584)     1,413,976      44,671      35,547     (1,072,377)    (168,505)
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------


    6,954,308     13,385,299     9,618,203    12,600,389      43,559       6,763        (10,319)    1,495,119
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------
    1,159,342      4,976,140       598,648     3,273,494       1,250       2,650          68,011      136,465

 (18,625,145)   (12,719,345)  (14,587,546)  (14,560,453)     (6,290)    (11,985)         518,279      130,922
    (131,977)      (200,260)     (107,596)     (148,180)       (189)       (199)        (24,212)     (23,849)

  (4,984,549)    (5,633,440)   (3,171,172)   (4,473,829)    (65,156)   (120,023)       (860,963)  (1,471,240)
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------


 (22,582,329)   (13,576,905)  (17,267,666)  (15,908,968)    (70,385)   (129,557)       (298,885)  (1,227,702)
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------

 (15,628,021)      (191,606)   (7,649,463)   (3,308,579)    (26,826)   (122,794)       (309,204)      267,417
   67,803,255     67,994,861    48,883,729    52,192,308     224,683     347,477       9,156,792    8,889,375
-------------  ------------- ------------- ------------- ----------- -----------    ------------ ------------
$  52,175,234  $  67,803,255 $  41,234,266 $  48,883,729 $   197,857 $   224,683    $  8,847,588 $  9,156,792
=============  ============= ============= ============= =========== ===========    ============ ============

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                          PIMCO VIT                PIMCO VIT          PIMCO VIT STOCKSPLUS
                                          HIGH YIELD              LOW DURATION          GROWTH AND INCOME
                                         SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------ ------------------------ -----------------------
                                       2007        2006         2007        2006        2007        2006
                                       ----        ----         ----        ----        ----        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $    509,321 $   863,011 $    292,400 $   266,483 $    96,156 $    49,459
 Net realized gains (losses)......      107,324     255,170     (23,753)    (33,431)      51,946      36,393
 Change in unrealized gains
   (losses) on investments........    (393,524)     119,847      232,553       1,182    (69,013)      96,200
                                   ------------ ----------- ------------ ----------- ----------- -----------
   Net increase (decrease) in net
     assets resulting from
     operations...................      223,121   1,238,028      501,200     234,234      79,089     182,052
                                   ------------ ----------- ------------ ----------- ----------- -----------
CONTRACT TRANSACTIONS:
 Purchase payments received from
   contract owners................      236,367   2,347,587       85,852      17,400      55,775       5,176
 Net transfers (including fixed
   account).......................  (5,917,985)   (171,562)    (109,712)   (301,757)       2,522    (58,760)
 Contract charges.................     (29,500)    (51,040)     (28,171)    (31,100)     (4,149)     (3,692)
 Transfers for contract benefits
   and terminations...............    (499,934)   (808,796)  (1,159,110)   (615,942)    (75,136)   (100,383)
                                   ------------ ----------- ------------ ----------- ----------- -----------
 Net increase (decrease) in net
   assets resulting from contract
   transactions...................  (6,211,052)   1,316,189  (1,211,141)   (931,399)    (20,988)   (157,659)
                                   ------------ ----------- ------------ ----------- ----------- -----------
 Net increase (decrease) in net
   assets.........................  (5,987,931)   2,554,217    (709,941)   (697,165)      58,101      24,393
NET ASSETS:
 Beginning of period..............   14,434,061  11,879,844    9,702,832  10,399,997   1,454,878   1,430,485
                                   ------------ ----------- ------------ ----------- ----------- -----------
 End of period.................... $  8,446,130 $14,434,061 $  8,992,891 $ 9,702,832 $ 1,512,979 $ 1,454,878
                                   ============ =========== ============ =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                       PIMCO VIT             AMERICAN FUNDS
                     TOTAL RETURN             GLOBAL GROWTH
                      SUB-ACCOUNT              SUB-ACCOUNT
               ------------------------- -----------------------
                   2007         2006        2007      2006 (B)
                   ----         ----        ----      --------
               $    646,032 $    758,980 $   149,045 $     (138)
                     90,176      226,273     220,803          --

                    558,878    (425,395)     111,988       3,336
               ------------ ------------ ----------- -----------


                  1,295,086      559,858     481,836       3,198
               ------------ ------------ ----------- -----------

                      5,445      109,039   1,764,876      87,400

                (3,013,968)  (1,623,350)   8,265,449     234,855
                   (33,199)     (44,580)     (5,398)        (76)

                (2,974,796)  (4,147,286)   (314,508)        (34)
               ------------ ------------ ----------- -----------


                (6,016,518)  (5,706,177)   9,710,419     322,145
               ------------ ------------ ----------- -----------

                (4,721,432)  (5,146,319)  10,192,255     325,343
                 23,287,170   28,433,489     325,343          --
               ------------ ------------ ----------- -----------
               $ 18,565,738 $ 23,287,170 $10,517,598 $   325,343
               ============ ============ =========== ===========

  The accompanying notes are an integral part of these financial statements.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
                       NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

Met Investors Series Trust ("MIST")
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds ("AIM V.I.")
DWS Variable Series ("DWS")
Metropolitan Series Fund, Inc. ("MSF")
Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products ("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
PIMCO Variable Insurance Trust ("PIMCO VIT")
American Funds Insurance Series ("American Funds")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts were available for investment as of December 31, 2007:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Van Kampen Mid-Cap Growth Sub-Account*
MIST Lord Abbett Mid-Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth Sub-Account*
MIST PIMCO Total Return Sub-Account*
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid-Cap Growth Sub-Account*
MIST MFS Research International Sub-Account*
MIST Met/AIM Small Cap Growth Sub-Account
MIST Lazard Mid-Cap Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account*
MIST Neuberger Berman Real Estate Sub-Account*
MIST Turner Mid-Cap Growth Sub-Account
MIST Goldman Sachs Mid-Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Cyclical Growth ETF Sub-Account
MIST Cyclical Growth and Income ETF Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Strategic Growth and Income Sub-Account
MIST Strategic Conservative Growth Sub-Account
MIST Strategic Growth Sub-Account
MIST Rainier Large Cap Equity Sub-Account
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account*
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account*
MSF MFS Total Return Sub-Account*
MSF Capital Guardian U.S. Equity Sub-Account
MSF FI International Stock Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF MetLife Stock Index Sub-Account*
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Strategic Value Sub-Account
MSF Franklin Templeton Small Cap Growth Sub-Account
MSF Western Asset Management Strategic Bond Opportunities Sub-Account MSF Western Asset Management U.S. Government Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF T. Rowe Price Large Cap Growth Sub-Account*
MSF Oppenheimer Global Equity Sub-Account
Putnam VT Growth and Income Sub-Account*
Putnam VT Vista Sub-Account*
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account*
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Developing Markets Securities Sub-Account
Fidelity VIP Growth Opportunities Sub-Account
Fidelity VIP Equity-Income Sub-Account

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
PIMCO VIT StocksPLUS Growth and Income Sub-Account
PIMCO VIT Total Return Sub-Account
American Funds Global Growth Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

The following Sub-Accounts ceased operations during the year ended December 31, 2007:

MIST Lord Abbett America's Value Sub-Account
MIST Met/Putnam Capital Opportunities Sub-Account
MIST Pioneer Mid-Cap Value Sub-Account
AIM V.I. Capital Appreciation Sub-Account
MFS Investors Trust Sub-Account
DWS Small Cap Growth Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

Old Name                               New Name
--------                               --------
RCM Global Technology Portfolio        RCM Technology Portfolio
Legg Mason Aggressive Growth Portfolio Legg Mason Partners Aggressive Growth
                                         Portfolio

MERGERS:

Old Name                               New Name
--------                               --------
Lord Abbett America's Value Portfolio  Lord Abbett Bond Debenture Portfolio
Pioneer Mid-Cap Value Portfolio        Lazard Mid Cap Portfolio
Met/Putnam Capital Opportunities       Lazard Mid Cap Portfolio
  Portfolio

SUBSTITUTIONS:

Old Name                               New Name
--------                               --------
AIM V.I. Capital Appreciation Fund     Met/AIM Capital Appreciation Portfolio
MFS Investors Trust Series             Capital Guardian U.S. Equity Portfolio
DWS Small Cap Growth VIP               T. Rowe Price Small Cap Growth
                                         Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Sub-Accounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES--AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values:

   Mortality and Expense Risk--The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative--The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

   Optional Death Benefit Rider--For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

                   Mortality and Expense Risk   0.50% - 1.60%
                   ------------------------------------------
                   Administrative               0.15% - 0.25%
                   ------------------------------------------
                   Optional Death Benefit Rider 0.15% - 0.35%

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred, from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders as well as $10 for annuitizations. For those contract owners who choose optional living benefit riders, these charges range from

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

..35% to 1.50% of your account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series, or funds in the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS

                                                                      FOR THE YEAR ENDED
                                        AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                       ------------------------- ----------------------------
                                                                    COST OF       PROCEEDS
                                         SHARES      COST ($)    PURCHASES ($) FROM SALES ($)
                                       ----------- ------------- ------------- --------------
 MIST Lord Abbett Growth and Income
   Sub-Account........................  37,362,629   900,689,264   70,356,584   231,359,318
 MIST Lord Abbett Bond Debenture
   Sub-Account........................  23,716,950   285,962,616   44,344,039    57,616,903
 MIST Van Kampen Mid-Cap Growth
   Sub-Account........................   5,398,464    48,410,250    8,290,921     9,938,434
 MIST Lord Abbett Mid-Cap Value
   Subaccount.........................  15,370,412   305,095,180  111,789,284    73,130,740
 MIST Lord Abbett America's Value
   Subaccount (a).....................          --            --    8,983,692    94,003,035
 MIST Met/Putnam Capital Opportunities
   Subaccount (a).....................          --            --    2,900,289    42,427,049
 MIST Oppenheimer Capital Appreciation
   Sub-Account........................  13,898,215   115,995,038   14,943,350    30,151,799
 MIST PIMCO Inflation Protected Bond
   Sub-Account........................   5,336,887    56,321,366    3,209,486    14,264,630
 MIST Legg Mason Partners Aggressive
   Growth Sub-Account.................  11,814,109    84,099,825   10,552,346    24,973,849
 MIST PIMCO Total Return Sub-Account..  23,263,631   265,788,681   17,612,654    72,920,871
 MIST RCM Technology Sub-Account......   1,991,045    10,033,666    4,179,121     4,212,316
 MIST T. Rowe Price Mid-Cap Growth
   Sub-Account........................   9,527,766    73,665,517   17,663,992    44,829,148
 MIST MFS Research International
   Sub-Account........................  14,808,710   177,661,951   40,471,315    54,486,113
 MIST Met/AIM Small Cap Growth
   Sub-Account........................   4,840,965    60,378,425    3,918,053    23,527,857
 MIST Lazard Mid Cap Sub-Account......   4,782,342    64,075,615   45,202,156    11,910,438
 MIST Harris Oakmark International
   Sub-Account........................   5,338,525    82,388,891   19,691,193    30,327,266
 MIST Third Avenue Small Cap Value
   Sub-Account........................   4,938,906    71,467,866    8,407,466    22,046,670
 MIST Neuberger Berman Real Estate
   Sub-Account........................   3,547,724    49,277,565   11,399,578    27,277,650
 MIST Turner Mid-Cap Growth
   Sub-Account........................   1,003,606    11,364,914    2,946,373     2,613,198
 MIST Goldman Sachs Mid-Cap Value
   Sub-Account........................   2,440,571    32,675,666    8,997,169    11,742,389
 MIST MetLife Defensive Strategy
   Sub-Account........................  12,804,702   138,308,396   80,375,074    29,917,654
 MIST MetLife Moderate Strategy
   Sub-Account........................  41,057,996   444,685,682  169,996,918    10,241,210
 MIST MetLife Balanced Strategy
   Sub-Account........................ 102,320,090 1,127,079,630  352,783,848     9,885,827
 MIST MetLife Growth Strategy
   Sub-Account........................ 107,543,982 1,241,663,822  414,941,749    12,054,250

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONTINUED)

                                                                         FOR THE YEAR ENDED
                                            AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                            ----------------------  ----------------------------
                                                                       COST OF       PROCEEDS
                                              SHARES     COST ($)   PURCHASES ($) FROM SALES ($)
                                            ----------  ----------- ------------- --------------
 MIST MetLife Aggressive Strategy
   Sub-Account.............................  9,980,515  116,103,746   32,288,629    55,366,455
 MIST Van Kampen Comstock Sub-Account......  7,337,429   79,520,505   14,772,834     9,009,813
 MIST Cyclical Growth ETF Sub-Account......  2,929,634   32,175,010    9,868,644     4,159,709
 MIST Cyclical Growth and Income ETF
   Sub-Account.............................  4,881,410   54,777,354   34,981,946     4,787,068
 MIST Legg Mason Value Equity Sub-Account..  2,737,139   28,880,765      907,900    10,736,954
 MIST Met/AIM Capital Appreciation
   Sub-Account.............................  1,445,052   16,733,438   20,401,074    25,774,398
 MIST Pioneer Fund Sub-Account.............     45,603      682,504      421,867       114,105
 MIST Pioneer Mid-Cap Value Sub-Account (a)         --           --      151,039       213,921
 MIST Pioneer Strategic Income Sub-Account.    151,306    1,466,891    1,287,468       197,277
 MIST MFS Emerging Markets Equity
   Sub-Account.............................    473,853    6,134,315    9,109,523    15,794,893
 MIST Loomis Sayles Global Markets
   Sub-Account.............................  1,060,760   13,607,848   13,550,898       357,956
 MIST Strategic Growth and Income
   Sub-Account............................. 26,817,047  279,284,569  189,468,322     7,020,809
 MIST Strategic Conservative Growth
   Sub-Account............................. 26,437,554  277,434,450  175,017,690     3,608,781
 MIST Strategic Growth Sub-Account......... 14,040,450  148,069,869   87,037,006    11,992,347
 MIST Rainier Large Cap Equity
   Sub-Account (b).........................    115,008    1,138,792    1,139,817         1,053
 Russell Multi-Style Equity Sub-Account....  1,199,914   17,128,460    1,193,103     7,699,366
 Russell Aggressive Equity Sub-Account.....    317,909    4,278,027      687,872     1,424,463
 Russell Non-U.S. Sub-Account..............    706,355    8,310,918    2,262,926     3,173,937
 Russell Core Bond Sub-Account.............  1,402,555   14,385,119    1,430,997     2,577,447
 Russell Real Estate Securities Sub-account    138,794    2,262,798      445,850       760,061
 AIM V.I. International Growth Sub-Account.    413,717   10,020,669    2,403,422     6,813,605
 DWS Government & Agency Securities
   Sub-Account.............................     84,740    1,023,991       79,102       352,882
 MSF Davis Venture Value Sub-Account.......  7,906,654  216,411,104   14,513,729    74,155,252
 MSF Harris Oakmark Focused Value
   Sub-Account.............................    314,769   72,303,104   13,873,080    19,146,933
 MSF Jennison Growth Sub-Account...........  5,227,173   56,260,574    4,189,128    22,699,569
 MSF MFS Total Return Sub-Account..........    566,722   80,612,015   11,106,807     1,471,095
 MSF Capital Guardian U.S. Equity
   Sub-Account............................. 12,416,171  141,690,461   23,151,316    40,377,367
 MSF FI International Stock Sub-Account....    563,314    6,752,904    1,648,600     5,153,903
 MSF BlackRock Money Market Sub-Account....  1,098,887  109,888,716  149,052,778   130,398,911
 MSF MetLife Stock Index Sub-Account.......  1,064,702   36,441,109   16,252,119    18,425,582
 MSF BlackRock Bond Income Sub-Account.....    265,558   28,204,971    7,515,499    15,250,384
 MSF BlackRock Strategic Value Sub-Account.    159,862    2,676,819      616,576       822,209

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONCLUDED)

                                                                             FOR THE YEAR ENDED
                                                AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                                ----------------------- ----------------------------
                                                                           COST OF       PROCEEDS
                                                 SHARES      COST ($)   PURCHASES ($) FROM SALES ($)
                                                 ---------  ----------  ------------- --------------
 MSF Franklin Templeton Small Cap Growth
   Sub-Account................................. 1,273,974   13,422,127    3,377,997     10,586,846
 MSF Western Asset Management Strategic Bond
   Opportunities Sub-Account...................   463,894    5,717,099    1,180,443      1,530,022
 MSF Western Asset Management U.S. Government
   Sub-Account.................................   156,168    1,902,840    1,436,254        592,418
 MSF T. Rowe Price Small Cap Growth
   Sub-Account.................................   680,308    9,389,084    2,277,198      4,264,300
 MSF T. Rowe Price Large Cap Growth
   Sub-Account................................. 4,461,145   61,513,758    2,627,787     50,756,094
 MSF Oppenheimer Global Equity Sub-Account..... 1,117,987   17,611,204    3,810,955      2,097,545
 Putnam VT Growth and Income Sub-Account.......   677,786   17,079,132    3,949,116      5,020,439
 Putnam VT Vista Sub-Account...................   235,948    3,572,872      127,615      1,739,584
 Putnam VT Equity Income Sub-Account........... 2,965,416   40,835,741    9,169,042      2,446,919
 FTVIPT Templeton Growth Securities
   Sub-Account................................. 1,228,042   18,429,343   10,060,893      1,368,413
 FTVIPT Templeton Foreign Securities
   Sub-Account................................. 2,565,695   37,741,147    5,776,629     25,776,310
 FTVIPT Templeton Developing Markets Securities
   Sub-Account................................. 2,571,812   22,827,827    6,058,574     19,900,217
 Fidelity VIP Growth Opportunities Sub-Account.     8,847      165,992        5,342         78,767
 Fidelity VIP Equity-Income Sub-Account........   374,809    9,215,908    2,531,673      2,064,289
 PIMCO VIT High Yield Sub-Account.............. 1,049,251    8,570,968    1,103,144      6,804,548
 PIMCO VIT Low Duration Sub-Account............   873,126    8,922,098    1,163,497      2,081,936
 PIMCO VIT StocksPLUS Growth and Income
   Sub-Account.................................   137,084    1,364,998      347,336        271,745
 PIMCO VIT Total Return Sub-Account............ 1,769,858   18,027,482    1,948,173      7,318,703
 American Funds Global Growth Sub-Account......   420,738   10,403,130   10,363,573        309,419

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                  MIST LORD ABBETT        MIST LORD ABBETT          MIST VAN KAMPEN
                                  GROWTH AND INCOME        BOND DEBENTURE           MID-CAP GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------- -----------------------  -----------------------
                                  2007        2006        2007         2006        2007         2006
                                  ----        ----        ----         ----        ----         ----
Units beginning of year.......  22,197,014  26,137,911  16,590,983   19,002,390   5,207,161    5,540,015
Units issued and transferred
  from other funding
  options.....................     758,098   1,187,483   2,414,744    1,365,191     566,342      694,113
Units redeemed and transferred
  to other funding options.... (4,405,380) (5,128,380) (3,761,736)  (3,776,598) (1,059,547)  (1,026,967)
                               ----------- ----------- -----------  ----------- -----------  -----------
Units end of year.............  18,549,732  22,197,014  15,243,991   16,590,983   4,713,956    5,207,161
                               =========== =========== ===========  =========== ===========  ===========

                                  MIST OPPENHEIMER           MIST PIMCO         MIST LEGG MASON PARTNERS
                                CAPITAL APPRECIATION   INFLATION PROTECTED BOND    AGGRESSIVE GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------- -----------------------  -----------------------
                                  2007        2006        2007         2006        2007         2006
                                  ----        ----        ----         ----        ----         ----
Units beginning of year.......  15,156,483  16,165,489   5,893,926    6,511,274  13,441,619   15,958,225
Units issued and transferred
  from other funding
  options.....................   1,865,281   2,979,206     539,287      838,475     821,885    1,065,575
Units redeemed and transferred
  to other funding options.... (3,995,539) (3,988,212) (1,546,952)  (1,455,823) (3,438,475)  (3,582,181)
                               ----------- ----------- -----------  ----------- -----------  -----------
Units end of year.............  13,026,225  15,156,483   4,886,261    5,893,926  10,825,029   13,441,619
                               =========== =========== ===========  =========== ===========  ===========

                                      MIST MFS              MIST MET/AIM              MIST LAZARD
                               RESEARCH INTERNATIONAL     SMALL CAP GROWTH              MID-CAP
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------- -----------------------  -----------------------
                                  2007        2006        2007         2006        2007         2006
                                  ----        ----        ----         ----        ----         ----
Units beginning of year.......  13,357,797  15,507,023   5,984,113    7,550,815   2,006,766    2,227,684
Units issued and transferred
  from other funding
  options.....................   1,089,411   2,325,619     447,020      513,599   2,592,898      274,155
Units redeemed and transferred
  to other funding options.... (3,548,191) (4,474,845) (1,779,146)  (2,080,301)   (828,728)    (495,073)
                               ----------- ----------- -----------  ----------- -----------  -----------
Units end of year.............  10,899,017  13,357,797   4,651,987    5,984,113   3,770,936    2,006,766
                               =========== =========== ===========  =========== ===========  ===========

                                     MIST TURNER         MIST GOLDMAN SACHS          MIST METLIFE
                                   MID-CAP GROWTH           MID-CAP VALUE         DEFENSIVE STRATEGY
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                               ----------------------- -----------------------  -----------------------
                                  2007        2006        2007         2006        2007         2006
                                  ----        ----        ----         ----        ----         ----
Units beginning of year.......     989,402   1,029,884   2,536,265    2,181,767   8,262,424    6,322,085
Units issued and transferred
  from other funding
  options.....................     241,838     207,373     603,616    1,109,308   8,777,923    4,917,609
Units redeemed and transferred
  to other funding options....   (244,254)   (247,855)   (972,804)    (754,810) (4,575,519)  (2,977,270)
                               ----------- ----------- -----------  ----------- -----------  -----------
Units end of year.............     986,986     989,402   2,167,077    2,536,265  12,464,828    8,262,424
                               =========== =========== ===========  =========== ===========  ===========

(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

      MIST LORD ABBETT         MIST LORD ABBETT         MIST MET/PUTNAM
        MID-CAP VALUE          AMERICA'S VALUE       CAPITAL OPPORTUNITIES
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
   ----------------------- ------------------------ ------------------------
      2007        2006       2007 (A)      2006       2007 (A)      2006
      ----        ----       --------      ----       --------      ----
    10,813,416  12,134,519    5,264,244   4,568,630    1,916,921   2,212,145


     2,728,519   1,316,845      299,594   1,311,892       54,027     267,836

   (2,871,350) (2,637,948)  (5,563,838)   (616,278)  (1,970,948)   (563,060)
   ----------- ----------- ------------ ----------- ------------ -----------
    10,670,585  10,813,416           --   5,264,244           --   1,916,921
   =========== =========== ============ =========== ============ ===========

         MIST PIMCO                MIST RCM            MIST T. ROWE PRICE
        TOTAL RETURN              TECHNOLOGY             MID CAP GROWTH
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
   ----------------------- ------------------------ ------------------------
      2007        2006         2007        2006         2007        2006
      ----        ----         ----        ----         ----        ----
    26,133,024  27,888,652    2,231,169   2,539,048   12,903,767  15,203,506


     2,663,362   5,644,119      913,172     571,231    2,124,155   2,952,292

   (7,498,506) (7,399,747)  (1,011,938)   (879,110)  (5,487,926) (5,252,031)
   ----------- ----------- ------------ ----------- ------------ -----------
    21,297,880  26,133,024    2,132,403   2,231,169    9,539,996  12,903,767
   =========== =========== ============ =========== ============ ===========

         MIST HARRIS          MIST THIRD AVENUE          MIST NEUBERGER
    OAKMARK INTERNATIONAL      SMALL CAP VALUE         BERMAN REAL ESTATE
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
   ----------------------- ------------------------ ------------------------
      2007        2006         2007        2006         2007        2006
      ----        ----         ----        ----         ----        ----
     5,683,024   6,295,353    5,547,538   5,920,257    3,924,423   4,868,446


     1,038,029   1,230,954      479,229   1,329,569      554,362     678,283

   (1,959,028) (1,843,283)  (1,524,170) (1,702,288)  (1,540,097) (1,622,306)
   ----------- ----------- ------------ ----------- ------------ -----------
     4,762,025   5,683,024    4,502,597   5,547,538    2,938,688   3,924,423
   =========== =========== ============ =========== ============ ===========

        MIST METLIFE             MIST METLIFE             MIST METLIFE
      MODERATE STRATEGY       BALANCED STRATEGY         GROWTH STRATEGY
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
   ----------------------- ------------------------ ------------------------
      2007        2006         2007        2006         2007        2006
      ----        ----         ----        ----         ----        ----
    27,420,828  21,366,533   74,894,089  59,266,853   77,651,335  58,883,485


    17,398,719   9,530,887   37,005,670  24,230,743   40,086,102  26,068,145

   (4,967,751) (3,476,592) (12,329,992) (8,603,507) (12,241,787) (7,300,295)
   ----------- ----------- ------------ ----------- ------------ -----------
    39,851,796  27,420,828   99,569,767  74,894,089  105,495,650  77,651,335
   =========== =========== ============ =========== ============ ===========

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                       MIST METLIFE           MIST VAN KAMPEN        MIST CYCLICAL
                                    AGGRESSIVE STRATEGY          COMSTOCK             GROWTH ETF
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ----------------------- -------------------
                                     2007        2006        2007        2006       2007       2006
                                     ----        ----        ----        ----       ----       ----
Units beginning of year..........  11,904,491  12,099,254   6,796,669   3,599,394 2,443,105    820,546
Units issued and transferred from
  other funding options..........   2,445,664   3,061,704   2,139,027   4,851,096   969,920  1,806,891
Units redeemed and transferred to
  other funding options.......... (4,765,230) (3,256,467) (1,839,614) (1,653,821) (446,264)  (184,332)
                                  ----------- ----------- ----------- ----------- ---------  ---------
Units end of year................   9,584,925  11,904,491   7,096,082   6,796,669 2,966,761  2,443,105
                                  =========== =========== =========== =========== =========  =========

                                       MIST PIONEER            MIST PIONEER          MIST PIONEER
                                           FUND                MID-CAP VALUE       STRATEGIC INCOME
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ----------------------- -------------------
                                     2007        2006      2007 (A)      2006       2007       2006
                                     ----        ----      --------      ----       ----       ----
Units beginning of year..........      18,039          --       6,262          --    18,435         --
Units issued and transferred from
  other funding options..........      20,488      18,242       9,615       6,586    68,000     18,490
Units redeemed and transferred to
  other funding options..........     (6,420)       (203)    (15,877)       (324)  (13,884)       (55)
                                  ----------- ----------- ----------- ----------- ---------  ---------
Units end of year................      32,107      18,039          --       6,262    72,551     18,435
                                  =========== =========== =========== =========== =========  =========

                                      MIST STRATEGIC          MIST STRATEGIC         MIST RAINIER
                                    CONSERVATIVE GROWTH           GROWTH           LARGE CAP EQUITY
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ----------------------- -------------------
                                     2007        2006        2007        2006          2007 (B)
                                     ----        ----        ----        ----          --------
Units beginning of year..........  10,385,745          --   7,005,283          --                  --
Units issued and transferred from
  other funding options..........  17,029,897  10,454,798   8,190,553   7,061,619             115,322
Units redeemed and transferred to
  other funding options.......... (1,438,996)    (69,053) (1,617,165)    (56,336)               (131)
                                  ----------- ----------- ----------- ----------- -------------------
Units end of year................  25,976,646  10,385,745  13,578,671   7,005,283             115,191
                                  =========== =========== =========== =========== ===================

                                          RUSSELL                 RUSSELL              AIM V.I.
                                         CORE BOND        REAL ESTATE SECURITIES  INTERNATIONAL GROWTH
                                        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ----------------------- -------------------
                                     2007        2006        2007        2006       2007       2006
                                     ----        ----        ----        ----       ----       ----
Units beginning of year..........   1,079,274   1,392,616      93,434     125,482   855,393    894,527
Units issued and transferred from
  other funding options..........      59,738      60,639       3,870       7,795   146,205    406,284
Units redeemed and transferred to
  other funding options..........   (176,864)   (373,981)    (23,340)    (39,843) (354,291)  (445,418)
                                  ----------- ----------- ----------- ----------- ---------  ---------
Units end of year................     962,148   1,079,274      73,964      93,434   647,307    855,393
                                  =========== =========== =========== =========== =========  =========

(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

         MIST CYCLICAL         MIST LEGG MASON          MIST MET/AIM
     GROWTH AND INCOME ETF      VALUE EQUITY        CAPITAL APPRECIATION
          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
        ----       ----       ----        ----        ----        ----
       2,292,596   405,183   3,604,696      31,606   1,713,687   2,204,039

       3,296,626 2,151,507     216,238   4,271,650   8,040,816      54,052

       (650,017) (264,094) (1,048,917)   (698,560) (3,339,977)   (544,404)
     ----------- --------- ----------- ----------- ----------- -----------
       4,939,205 2,292,596   2,772,017   3,604,696   6,414,526   1,713,687
     =========== ========= =========== =========== =========== ===========

       MIST MFS EMERGING         MIST LOOMIS           MIST STRATEGIC
        MARKETS EQUITY      SAYLES GLOBAL MARKETS     GROWTH AND INCOME
          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
        ----       ----       ----        ----        ----        ----
       1,163,479        --      35,233          --   9,468,531          --

         826,922 1,177,672   1,103,169      35,269  18,704,065   9,568,746

     (1,507,417)  (14,193)    (52,579)        (36) (2,020,715)   (100,215)
     ----------- --------- ----------- ----------- ----------- -----------
         482,984 1,163,479   1,085,823      35,233  26,151,881   9,468,531
     =========== ========= =========== =========== =========== ===========

            RUSSELL                RUSSELL                 RUSSELL
      MULTI-STYLE EQUITY      AGGRESSIVE EQUITY           NON-U.S.
          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
        ----       ----       ----        ----        ----        ----
       1,829,723 2,495,854     349,188     502,797     656,427     901,452

          24,410    50,439       8,669      15,113       8,676      14,815

       (542,598) (716,570)    (90,156)   (168,722)   (170,665)   (259,840)
     ----------- --------- ----------- ----------- ----------- -----------
       1,311,535 1,829,723     267,701     349,188     494,438     656,427
     =========== ========= =========== =========== =========== ===========

       DWS GOVERNMENT &           MSF DAVIS          MSF HARRIS OAKMARK
       AGENCY SECURITIES        VENTURE VALUE           FOCUSED VALUE
          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
     --------------------- ----------------------- -----------------------
        2007       2006       2007        2006        2007        2006
        ----       ----       ----        ----        ----        ----
          94,778   128,534  21,712,702  23,065,635   4,979,605   5,521,791

           3,139     4,462   2,366,154   3,988,581     549,758     653,346

        (25,881)  (38,218) (6,305,782) (5,341,514) (1,378,149) (1,195,532)
     ----------- --------- ----------- ----------- ----------- -----------
          72,036    94,778  17,773,074  21,712,702   4,151,214   4,979,605
     =========== ========= =========== =========== =========== ===========

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    MSF JENNISON               MSF MFS              MSF CAPITAL GUARDIAN
                                       GROWTH               TOTAL RETURN                 U.S. EQUITY
                                     SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------- --------------------------- -----------------------
                                  2007        2006        2007          2006          2007        2006
                                  ----        ----         ----          ----         ----        ----
Units beginning of year.......   7,501,567   7,810,159   3,537,012     3,290,732    13,997,926  15,182,070
Units issued and transferred
  from other funding
  options.....................     606,542   2,357,896     434,036       667,547     1,445,517   1,677,223
Units redeemed and transferred
  to other funding options.... (2,321,098) (2,666,488)   (566,257)     (421,267)   (3,392,078) (2,861,367)
                               ----------- -----------  -----------   -----------  ----------- -----------
Units end of year.............   5,787,011   7,501,567   3,404,791     3,537,012    12,051,365  13,997,926
                               =========== ===========  ===========   ===========  =========== ===========


                                    MSF BLACKROCK           MSF BLACKROCK          MSF FRANKLIN TEMPLETON
                                     BOND INCOME           STRATEGIC VALUE            SMALL-CAP GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------- --------------------------- -----------------------
                                  2007        2006        2007          2006          2007        2006
                                  ----        ----         ----          ----         ----        ----
Units beginning of year.......     772,347     700,921     141,367       222,081     1,914,092   1,835,415
Units issued and transferred
  from other funding
  options.....................     202,309     434,070      19,449        30,155       345,178   1,226,647
Units redeemed and transferred
  to other funding options....   (393,703)   (362,644)    (42,196)     (110,869)   (1,065,272) (1,147,970)
                               ----------- -----------  -----------   -----------  ----------- -----------
Units end of year.............     580,953     772,347     118,620       141,367     1,193,998   1,914,092
                               =========== ===========  ===========   ===========  =========== ===========

                                  MSF T. ROWE PRICE        MSF OPPENHEIMER                PUTNAM VT
                                  LARGE CAP GROWTH          GLOBAL EQUITY             GROWTH AND INCOME
                                     SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------- --------------------------- -----------------------
                                  2007        2006        2007          2006          2007        2006
                                  ----        ----         ----          ----         ----        ----
Units beginning of year.......   8,132,948   4,655,618     857,647       305,962     1,289,872   1,598,305
Units issued and transferred
  from other funding
  options.....................     308,170   7,586,549     239,186       653,823        57,241      60,122
Units redeemed and transferred
  to other funding options.... (3,624,923) (4,109,219)   (168,141)     (102,138)     (327,655)   (368,555)
                               ----------- -----------  -----------   -----------  ----------- -----------
Units end of year.............   4,816,195   8,132,948     928,692       857,647     1,019,458   1,289,872
                               =========== ===========  ===========   ===========  =========== ===========

                                  FTVIPT TEMPLETON     FTVIPT TEMPLETON DEVELOPING      FIDELITY VIP
                                 FOREIGN SECURITIES      MARKETS SECURITIES         GROWTH OPPORTUNITIES
                                     SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
                               ----------------------- --------------------------- -----------------------
                                  2007        2006        2007          2006          2007        2006
                                  ----        ----         ----          ----         ----        ----
Units beginning of year.......   4,229,198   5,193,955   2,629,249     3,488,075        23,148      37,228
Units issued and transferred
  from other funding
  options.....................     244,352     705,865     177,611       470,215           497       1,296
Units redeemed and transferred
  to other funding options.... (1,577,570) (1,670,622) (1,069,895)   (1,329,041)       (6,862)    (15,376)
                               ----------- -----------  -----------   -----------  ----------- -----------
Units end of year.............   2,895,980   4,229,198   1,736,965     2,629,249        16,783      23,148
                               =========== ===========  ===========   ===========  =========== ===========

(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

           MSF FL               MSF BLACKROCK             MSF METLIFE
     INTERNATIONAL STOCK        MONEY MARKET              STOCK INDEX
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
     -------------------  ------------------------- -----------------------
       2007       2006        2007         2006        2007        2006
       ----       ----        ----         ----        ----        ----
       632,428    837,397    8,885,438    5,790,856   3,050,585   3,159,767


        62,065     93,049   22,874,297   17,559,482   1,365,097   1,308,220

     (261,595)  (298,018) (21,402,909) (14,464,900) (1,568,700) (1,417,402)
     ---------  --------- ------------ ------------ ----------- -----------
       432,898    632,428   10,356,826    8,885,438   2,846,982   3,050,585
     =========  ========= ============ ============ =========== ===========

      MSF WESTERN ASSET       MSF WESTERN ASSET
     MANAGEMENT STRATEGIC        MANAGEMENT            MSF T. ROWE PRICE
     BOND OPPORTUNITIES        U.S. GOVERNMENT         SMALL CAP GROWTH
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
     -------------------  ------------------------- -----------------------
       2007       2006        2007         2006        2007        2006
       ----       ----        ----         ----        ----        ----
       298,802    329,226       69,720        4,435     887,179   1,020,337


        57,703     47,489       91,375      119,291     161,850     102,239

      (77,225)   (77,913)     (37,942)     (54,006)   (324,843)   (235,397)
     ---------  --------- ------------ ------------ ----------- -----------
       279,280    298,802      123,153       69,720     724,186     887,179
     =========  ========= ============ ============ =========== ===========

          PUTNAM VT               PUTNAM VT            FTVIPT TEMPLETON
            VISTA               EQUITY INCOME          GROWTH SECURITIES
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
     -------------------  ------------------------- -----------------------
       2007       2006        2007         2006        2007        2006
       ----       ----        ----         ----        ----        ----
       374,568    475,451    2,427,699    1,760,798     560,530     263,350


        13,881     29,096      600,522      873,100     542,132     364,060

     (124,338)  (129,979)    (379,410)    (206,199)   (139,594)    (66,880)
     ---------  --------- ------------ ------------ ----------- -----------
       264,111    374,568    2,648,811    2,427,699     963,068     560,530
     =========  ========= ============ ============ =========== ===========

        FIDELITY VIP              PIMCO VIT                PIMCO VIT
        EQUITY-INCOME            HIGH YIELD              LOW DURATION
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
     -------------------  ------------------------- -----------------------
       2007       2006        2007         2006        2007        2006
       ----       ----        ----         ----        ----        ----
       549,152    639,119    1,027,968      910,444     786,353     863,341


        89,166     84,408       66,199      667,768      82,220     110,966

     (132,034)  (174,375)    (504,819)    (550,244)   (179,183)   (187,954)
     ---------  --------- ------------ ------------ ----------- -----------
       506,284    549,152      589,348    1,027,968     689,390     786,353
     =========  ========= ============ ============ =========== ===========

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                PIMCO VIT STOCKSPLUS      PIMCO VIT      AMERICAN FUNDS
                                                GROWTH AND INCOME       TOTAL RETURN      GLOBAL GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                -------------------- ------------------- ---------------
                                                  2007       2006      2007      2006      2007    2006
                                                   ----      ----      ----      ----      ----    ----
Units beginning of year........................  138,195    154,607  1,708,329 2,134,374   12,186     --
Units issued and transferred from other funding
  options......................................   22,082     10,434    121,089   231,678  362,190 12,197
Units redeemed and transferred to other funding
  options...................................... (24,703)   (26,846)  (557,847) (657,723) (29,951)   (11)
                                                 --------  --------  --------- --------- -------- ------
Units end of year..............................  135,574    138,195  1,271,571 1,708,329  344,425 12,186
                                                 ========  ========  ========= ========= ======== ======

(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS


The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                -------------------------------------- -------------------------------------------
                                           UNIT VALUE/1/               INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                            LOWEST TO        NET          INCOME        LOWEST TO       LOWEST TO
                                  UNITS    HIGHEST ($)    ASSETS ($)    RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                ---------- ------------- ------------- ------------  ---------------  --------------
  MIST Lord Abbett         2007 18,549,732 17.17 - 64.94 1,075,806,092     0.98        0.75 - 2.35      1.30 - 3.13
   Growth and Income       2006 22,197,014 16.65 - 62.97 1,254,313,868     1.73        0.75 - 2.35    15.06 - 16.91
   Sub-Account             2005 26,137,911 12.48 - 52.55 1,266,968,938     0.94        0.75 - 2.35      1.00 - 2.62
                           2004 29,905,303 11.76 - 52.34 1,416,012,804     0.43        0.75 - 2.35    10.02 - 11.80
                           2003 28,329,579 11.27 - 46.75 1,205,120,382     1.00        0.75 - 2.35    27.70 - 29.75

  MIST Lord Abbett Bond    2007 15,243,991 14.04 - 20.75   297,943,064     5.12        0.75 - 2.35      4.06 - 5.94
   Debenture               2006 16,590,983 13.37 - 19.63   307,972,386     6.82        0.75 - 2.35      6.62 - 8.33
   Sub-Account             2005 19,002,390 12.42 - 18.12   327,280,969       --        0.75 - 2.35    (0.86) - 0.74
                           2004 18,478,641 12.78 - 17.98   317,240,246     2.98        0.75 - 2.35      5.65 - 7.36
                           2003 20,138,758 11.49 - 16.75   323,680,445     2.04        0.75 - 2.35    16.39 - 18.27

  MIST Van Kampen          2007  4,713,956 12.65 - 13.83    62,713,816       --        0.75 - 1.90    21.15 - 22.78
   Mid-Cap Growth          2006  5,207,161 10.44 - 11.26    56,740,449       --        0.75 - 1.90      6.34 - 7.56
   Sub-Account             2005         --            --            --       --
                           2004         --            --            --       --
                           2003         --            --            --       --

  MIST Lord Abbett         2007 10,670,585 26.10 - 29.40   300,178,790     0.67        0.75 - 1.90    (1.30) - 0.04
   Mid-Cap Value           2006 10,813,416 26.44 - 29.45   304,617,015     0.61        0.75 - 1.90    10.07 - 11.34
   Sub-Account             2005 12,134,519 24.02 - 26.45   308,454,585     0.50        0.75 - 1.90      6.02 - 7.24
                           2004 11,567,876 22.66 - 24.66   275,539,168     3.16        0.75 - 1.90    22.15 - 23.57
                           2003  9,083,775 18.55 - 19.96   176,105,641     2.56        0.75 - 1.90    23.51 - 24.94

  MIST Lord Abbett         2007         --            --            --     3.46        0.75 - 1.90      6.37 - 6.77
   America's Value         2006  5,264,244 15.86 - 16.54    86,156,780     1.83        0.75 - 1.90    12.60 - 13.90
   Sub-Account/(a)/        2005  4,568,630 14.08 - 14.52    65,779,907       --        0.75 - 1.90      2.00 - 3.17
                           2004  2,316,906 13.81 - 14.07    32,408,165     4.84        0.75 - 1.90    15.51 - 16.85
                           2003    448,416 11.95 - 12.05     5,384,408     7.51        0.75 - 1.90    19.53 - 20.45

  MIST Met/Putnam          2007         --            --            --     0.13        0.75 - 1.90      8.54 - 8.94
   Capital Opportunities   2006  1,916,921  9.59 - 20.65    38,262,759     0.09        0.75 - 1.90    12.47 - 13.77
   Sub-Account/(a)/        2005  2,212,145  8.42 - 18.17    39,237,602     0.26        0.75 - 1.90      7.73 - 8.97
                           2004  2,720,782  7.71 - 16.69    44,580,546       --        0.75 - 1.90     16.1 - 17.44
                           2003  3,308,161  6.56 - 14.22    46,460,529       --        0.75 - 1.90    25.87 - 27.32

  MIST Oppenheimer         2007 13,026,225  9.77 - 12.72   137,207,385     0.02        0.75 - 2.35    11.62 - 13.43
   Capital Appreciation    2006 15,156,483  8.75 - 11.27   142,383,044     0.14        0.75 - 2.35      5.12 - 6.81
   Sub-Account             2005 16,165,489  8.31 - 10.60   144,482,219     0.02        0.75 - 2.35      2.29 - 3.93
                           2004 17,566,329  8.12 - 10.24   148,102,308     7.09        1.30 - 2.35      3.93 - 5.03
                           2003 15,380,749   7.80 - 9.73   121,535,657       --        0.75 - 2.35    25.55 - 27.57

  MIST PIMCO Inflation     2007  4,886,261 11.60 - 12.19    58,385,153     2.21        1.30 - 2.35      8.21 - 9.36
   Protected Bond          2006  5,893,926 10.72 - 11.14    64,649,920     3.73        1.30 - 2.35    (1.94 - 0.91)
   Sub-Account             2005  6,511,274 10.93 - 11.25    72,384,448       --        1.30 - 2.35    (0.96) - 0.08
                           2004  8,692,539 11.04 - 11.24    96,965,591     4.57        1.30 - 2.35      6.47 - 7.60
                           2003  7,706,190 10.37 - 10.44    80,239,422     5.18        1.30 - 2.35      3.57 - 4.24

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------ --------------------------------------------
                                                   UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                    LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                          UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                        ---------- ------------- ----------- ------------  ---------------  ---------------
  MIST Legg Mason Partners         2007 10,825,029  7.44 - 10.90  87,874,559     0.04        1.30 - 2.35      (0.12) - 1.17
   Aggressive Growth Sub-Account   2006 13,441,619  7.44 - 10.77 108,846,059       --        1.30 - 2.35    (4.01) - (3.00)
                                   2005 15,958,225  7.74 - 11.10 134,458,398       --        1.30 - 2.35      10.95 - 12.11
                                   2004 20,250,042   6.97 - 9.89 152,910,724       --        1.30 - 2.35        5.92 - 7.04
                                   2003  8,421,303   6.58 - 9.22  56,084,564       --        1.30 - 2.35      27.86 - 29.21

  MIST PIMCO Total Return          2007 21,297,880 12.62 - 14.09 283,533,965     3.30        0.75 - 2.35        5.05 - 6.93
   Sub-Account                     2006 26,133,024 12.00 - 13.17 327,612,133     2.60        0.75 - 2.35        2.10 - 3.74
                                   2005 27,888,652 11.74 - 12.68 339,140,105     0.01        0.75 - 2.35      (0.12) - 1.49
                                   2004 28,087,932 11.74 - 12.48 338,736,886     6.52        0.75 - 2.35        2.54 - 4.19
                                   2003 16,389,544 11.44 - 11.96 190,243,251     2.83        0.75 - 2.35        1.88 - 3.53

  MIST RCM Technology              2007  2,132,403   6.06 - 6.43  13,379,138       --        1.30 - 2.35      28.45 - 29.82
   Sub-Account                     2006  2,231,169   4.71 - 4.95  10,819,347       --        1.30 - 2.35        2.91 - 3.99
                                   2005  2,539,048   4.58 - 4.76  11,888,282       --        1.30 - 2.35        8.44 - 9.59
                                   2004  3,357,357   4.22 - 4.35  14,409,596     0.08        1.30 - 2.35    (6.54) - (5.55)
                                   2003  1,767,899   4.51 - 4.60   8,065,893       --        1.30 - 2.35      53.91 - 55.54

  MIST T. Rowe Price Mid-Cap       2007  9,539,996  9.25 - 10.08  92,323,883     0.04        0.85 - 2.35      14.89 - 16.64
   Growth Sub-Account              2006 12,903,767   8.04 - 8.75 107,929,919       --        0.75 - 2.35        3.70 - 5.37
                                   2005 15,203,506   7.75 - 8.30 121,624,335       --        0.85 - 2.35      11.97 - 13.66
                                   2004 15,078,256   6.91 - 7.30 106,863,377       --        0.75 - 2.35      15.08 - 16.94
                                   2003 11,428,214   6.00 - 6.24  69,508,837       --        0.75 - 2.35      33.47 - 35.62

  MIST MFS Research International  2007 10,899,017 16.96 - 25.97 212,534,722     1.33        0.75 - 2.35      10.65 - 12.64
   Sub-Account                     2006 13,357,797 15.31 - 23.06 233,658,652     1.75        0.75 - 2.35      23.63 - 25.62
                                   2005 15,507,023 12.37 - 18.32 219,052,682     0.46        0.75 - 2.35      13.73 - 15.55
                                   2004 12,888,678 10.87 - 15.82 159,862,343     0.25        0.75 - 2.35      16.78 - 18.66
                                   2003  7,636,043  9.30 - 13.33  86,352,331     0.62        0.75 - 2.35      28.98 - 31.06

  MIST Met/AIM Small Cap Growth    2007  4,651,987  9.20 - 16.11  71,015,556       --        1.30 - 2.35        8.48 - 9.85
   Sub-Account                     2006  5,984,113  8.37 - 14.69  83,414,752       --        1.30 - 2.35      11.54 - 12.71
                                   2005  7,550,815  7.45 - 13.04  93,177,860       --        1.30 - 2.35        5.76 - 6.87
                                   2004  4,667,993 11.85 - 12.20  56,301,565       --        1.30 - 2.35        3.95 - 5.05
                                   2003  3,833,712  7.16 - 11.61  44,193,099       --        1.30 - 2.35      35.64 - 37.07

  MIST Lazard Mid-Cap              2007  3,770,936 14.87 - 16.45  57,995,812     0.21        0.75 - 2.35    (4.98) - (1.86)
   Sub-Account                     2006  2,006,766 15.64 - 16.41  32,320,745     0.31        1.30 - 2.35      12.02 - 13.20
                                   2005  2,227,684 13.95 - 14.50  31,807,254     0.06        1.30 - 2.35        5.56 - 6.67
                                   2004  2,722,902 13.20 - 13.59  36,591,722       --        1.30 - 2.35      11.74 - 12.92
                                   2003  3,736,086 11.80 - 12.03  44,638,929     1.56        1.30 - 2.35      23.25 - 24.55

  MIST Harris Oakmark              2007  4,762,025 18.49 - 19.59  91,235,231     0.82        1.30 - 2.35    (3.43) - (2.40)
   International Sub-Account       2006  5,683,024 19.13 - 20.07 112,021,036     2.59        1.30 - 2.35      25.86 - 27.19
                                   2005  6,295,353 15.18 - 15.78  97,858,342       --        1.30 - 2.35      11.59 - 12.77
                                   2004  6,954,807 13.59 - 13.99  96,251,804       --        1.30 - 2.35      17.72 - 18.96
                                   2003  6,077,658 11.53 - 11.76  70,998,028     2.46        1.30 - 2.35      28.08 - 31.11

  MIST Third Avenue Small Cap      2007  4,502,597 16.58 - 19.37  77,454,105     1.01        1.30 - 2.35    (5.29) - (4.15)
   Value Sub-Account               2006  5,547,538 17.49 - 20.21  99,987,762     0.45        1.30 - 2.35      10.51 - 11.67
                                   2005  5,920,257 15.81 - 18.08  95,982,000       --        1.30 - 2.35       12.8 - 13.99
                                   2004  6,296,258 14.00 - 14.35  89,472,332     2.06        1.30 - 2.35      23.56 - 24.87
                                   2003  6,229,319 11.32 - 12.95  71,162,799     1.71        1.30 - 2.35      38.14 - 39.60

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------------- ----------------------------------------------
                                               UNIT VALUE/1/               INVESTMENT/2/ EXPENSE RATIO/3/  TOTAL RETURN/4/
                                                LOWEST TO        NET          INCOME        LOWEST TO        LOWEST TO
                                      UNITS    HIGHEST ($)    ASSETS ($)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ------------- ------------- ------------  ---------------  -----------------
  MIST Neuberger Berman Real  2007   2,938,688 15.74 - 23.87    49,736,129     0.92        1.30 - 2.35    (16.99) - (15.99)
   Estate Sub-Account         2006   3,924,423 18.97 - 28.41    79,745,324     1.10        1.30 - 2.35        34.40 - 36.22
                              2005   4,868,446 14.11 - 20.89    73,434,177       --        1.30 - 2.35        10.66 - 11.83
                              2004   1,552,403 12.75 - 12.87    19,879,342     5.12        1.30 - 2.35        27.52 - 28.68

  MIST Turner Mid-Cap Growth  2007     986,986 15.09 - 15.69    15,254,136       --        1.30 - 2.35        21.25 - 22.54
   Sub-Account                2006     989,402 12.45 - 12.96    12,526,407       --        0.85 - 2.35          3.61 - 5.18
                              2005   1,029,884 12.01 - 12.32    12,503,351       --        1.30 - 2.35          8.78 - 9.92
                              2004   1,457,917 11.04 - 11.16    16,169,474       --        0.85 - 2.35        10.44 - 11.56

  Goldman Sachs Mid-Cap       2007   2,167,077 14.88 - 15.47    33,020,433     0.50        1.30 - 2.35          0.69 - 1.76
   Value Sub-Account          2006   2,536,265 14.78 - 15.38    38,139,523       --        0.85 - 2.35        13.01 - 14.71
                              2005   2,181,767 13.08 - 13.41    28,841,121     0.72        1.30 - 2.35         9.93 - 11.09
                              2004   1,750,355 11.90 - 12.02    20,909,564     1.57        0.85 - 2.35        18.96 - 20.16

  MIST MetLife Defensive      2007  12,464,828 11.31 - 11.90   144,052,470     1.78        0.75 - 2.35          3.45 - 5.12
   Strategy Sub-Account       2006   8,262,424 10.93 - 11.32    91,508,405     0.01        0.75 - 2.35          6.11 - 7.82
                              2005   6,322,085 10.30 - 10.43    65,586,282     1.03        1.30 - 2.35          2.06 - 3.13
                              2004   1,937,189 10.10 - 10.11    19,576,879     8.88        1.30 - 2.35          0.96 - 1.13

  MIST MetLife Moderate       2007  39,851,796 11.79 - 12.41   480,378,237     1.90        0.75 - 2.35          3.73 - 5.41
   Strategy Sub-Account       2006  27,420,828 11.37 - 11.77   315,943,046     0.01        0.75 - 2.35          7.68 - 9.41
                              2005  21,366,533 10.56 - 10.69   227,166,091     1.28        1.30 - 2.35          3.36 - 4.45
                              2004  10,636,014 10.22 - 10.23   108,759,780     6.77        1.30 - 2.35          2.16 - 2.33

  MIST MetLife Balanced       2007  99,569,767 12.17 - 12.80 1,240,119,183     1.62        0.75 - 2.35          2.43 - 4.09
   Strategy Sub-Account       2006  74,894,089 11.88 - 12.30   902,216,343     0.01        0.75 - 2.35         9.38 - 11.14
                              2005  59,266,853 10.86 - 10.99   648,361,282     1.20        1.30 - 2.35          4.64 - 5.74
                              2004  31,037,036 10.38 - 10.40   322,474,174     5.05        1.30 - 2.35          3.80 - 3.97

  MIST MetLife Growth         2007 105,495,650 12.81 - 13.47 1,381,939,858     1.13        0.75 - 2.35          2.26 - 3.92
   Strategy Sub-Account       2006  77,651,335 12.53 - 12.97   986,336,802     0.01        0.75 - 2.35        10.96 - 12.75
                              2005  58,883,485 11.29 - 11.43   669,542,343     1.12        1.30 - 2.35          6.60 - 7.72
                              2004  31,746,255 10.59 - 10.61   336,536,558     3.18        1.30 - 2.35          5.90 - 6.08

  MIST MetLife Aggressive     2007   9,584,925 12.84 - 13.51   125,554,567     1.31        0.75 - 2.35          0.48 - 2.11
   Strategy Sub-Account       2006  11,904,491 12.78 - 13.23   154,159,455     0.01        0.75 - 2.35        11.02 - 12.80
                              2005  12,099,254 11.51 - 11.65   140,266,322     0.87        1.30 - 2.35          7.82 - 8.96
                              2004   7,251,678 10.68 - 10.69    77,491,222     1.17        1.30 - 2.35          6.75 - 6.93

  MIST Van Kampen Comstock    2007   7,096,082 11.24 - 11.73    82,325,135     1.33        0.75 - 2.35      (4.77) - (3.22)
   Sub-Account                2006   6,796,669 11.80 - 12.12    81,752,237       --        0.75 - 2.35        13.36 - 15.19
                              2005   3,599,394 10.41 - 10.52    37,740,754     2.41        0.75 - 2.20          4.22 - 5.22

  MIST Cyclical Growth ETF    2007   2,966,761 11.76 - 11.92    35,243,332       --        1.30 - 1.90          3.62 - 4.25
   Sub-Account                2006   2,443,105 11.34 - 11.43    27,884,955     1.53        1.30 - 1.90        11.71 - 12.38
                              2005     820,546 10.16 - 10.17     8,343,251     3.11        1.30 - 1.65          1.62 - 1.71

  MIST Cyclical Growth and    2007   4,939,205 11.47 - 11.63    57,258,882       --        1.30 - 1.90          3.40 - 4.03
   Income ETF Sub-Account     2006   2,292,596 11.09 - 11.17    25,580,451     2.21        1.30 - 1.90         9.63 - 10.29
                              2005     405,183 10.12 - 10.13     4,104,208     2.73        1.30 - 1.90          1.17 - 1.33

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ --------------------------------------------
                                                UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                       UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                     ---------- ------------- ----------- ------------  ---------------  ---------------
  MIST Legg Mason Value         2007  2,772,017 10.15 - 10.49  28,657,072       --        0.85 - 2.35    (8.10) - (6.71)
   Equity Sub-Account           2006  3,604,696 11.05 - 11.25  40,209,812       --        0.75 - 2.35        4.11 - 5.79
                                2005     31,606 10.61 - 10.63     335,617       --        1.55 - 1.90    (1.35) - (1.34)

  MIST Met/AIM Capital          2007  6,414,526  1.63 - 17.43  17,443,288       --        1.30 - 1.80       9.91 - 55.14
   Appreciation Sub-Account     2006  1,713,687  6.90 - 23.85  20,579,265     0.05        0.85 - 1.90        4.07 - 5.51
                                2005  2,204,039  6.54 - 22.78  25,322,763     0.06        0.85 - 1.80        6.90 - 7.92
                                2004  2,771,084  6.06 - 21.25  29,706,684       --        0.85 - 1.90        4.33 - 5.72
                                2003  3,341,333  5.74 - 20.25  34,170,813       --        0.85 - 1.90      26.75 - 28.42

  MIST Pioneer Fund             2007     32,107 19.29 - 22.32     693,986     0.77        0.75 - 1.80        3.12 - 4.22
   Sub-Account                  2006     18,039 18.46 - 21.42     374,110       --        0.75 - 1.90      13.75 - 15.06

  MIST Pioneer Mid-Cap          2007         --            --          --     0.69        0.75 - 1.30      10.50 - 10.70
   Value Sub-Account(a)         2006      6,262 11.97 - 12.21      76,182     0.47        0.75 - 1.90      10.45 - 11.72

  MIST Pioneer Strategic        2007     72,551 19.14 - 21.63   1,515,237     0.61        0.75 - 1.80        4.73 - 5.85
   Income Sub-Account           2006     18,435 18.05 - 20.43     363,745    12.02        0.75 - 1.90        4.31 - 5.51

  MIST MFS Emerging             2007    482,984 13.89 - 14.14   6,784,979     0.08        1.30 - 2.35      33.43 - 34.85
   Markets Equity Sub-Account   2006  1,163,479 10.41 - 10.49  12,147,300     2.49        1.30 - 2.35        4.12 - 4.86

  MIST Loomis Sayles            2007  1,085,823 12.83 - 13.06  14,022,527       --        1.30 - 2.35      24.87 - 26.19
   Global Markets Sub-Account   2006     35,233 10.27 - 10.35     363,073     1.42        1.30 - 2.35        2.74 - 3.46

  MIST Strategic Growth and     2007 26,151,881 10.64 - 10.72 279,701,692     2.44        1.30 - 1.90        4.41 - 5.04
   Income Sub-Account           2006  9,468,531 10.19 - 10.26  96,571,565     0.15        0.85 - 1.90        1.93 - 2.08

  MIST Strategic                2007 25,976,646 10.83 - 10.91 282,881,783     1.93        1.30 - 1.90        5.90 - 6.54
   Conservative Growth          2006 10,385,745 10.23 - 10.33 106,307,471     0.25        0.85 - 1.90        2.30 - 2.44
   Sub-Account

  MIST Strategic Growth         2007 13,578,671 11.00 - 11.08 150,092,376     1.75        1.30 - 1.90        6.73 - 7.38
   Sub-Account                  2006  7,005,283 10.31 - 10.40  72,244,538     0.23        0.85 - 1.90        3.07 - 3.22

  MIST Rainier Large Cap        2007    115,191   9.97 - 9.98   1,149,630     0.07        1.40 - 2.05    (0.27) - (0.16)
   Equity Sub-Account(b)

  Russell Multi-Style Equity    2007  1,311,535         14.32  18,778,587     1.02               1.40               8.82
   Sub-Account                  2006  1,829,723         13.16  24,075,386     0.98               1.40              11.18
                                2005  2,495,854         11.83  29,537,014     1.12               1.40               5.78
                                2004  3,502,648         11.19  39,185,661     0.76               1.40               8.28
                                2003  4,207,248         10.33  43,469,136     0.75               1.40              27.07

  Russell Aggressive Equity     2007    267,701         15.43   4,129,569     0.36               1.40               1.97
   Sub-Account                  2006    349,188         15.13   5,282,370     0.17               1.40              13.20
                                2005    502,797         13.36   6,719,215     0.17               1.40               4.89
                                2004    691,249         12.74   8,807,286     3.49               1.40              13.13
                                2003    855,054         11.26   9,629,644     0.10               1.40              43.58

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ --------------------------------------------
                                                UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                       UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                     ---------- ------------- ----------- ------------  ---------------  ---------------
  Russell Non-U.S. Sub-Account  2007    494,438         18.84   9,316,786     2.39               1.40               8.58
                                2006    656,427         17.35  11,391,245     2.18               1.40              21.93
                                2005    901,452         14.23  12,830,073     1.58               1.40              12.11
                                2004  1,261,708         12.70  16,017,662     1.87               1.40              16.65
                                2003  1,617,799         10.88  17,606,468     2.61               1.40              36.86

  Russell Core Bond             2007    962,148         15.04  14,474,327     5.14               1.40               5.74
   Sub-Account                  2006  1,079,274         14.23  15,354,316     4.38               1.40               2.28
                                2005  1,392,616         13.91  19,370,351     3.51               1.40             (0.06)
                                2004  1,719,866         13.83  23,779,833     4.13               1.40               3.21
                                2003  2,133,352         13.40  28,579,979     5.13               1.40               4.68

  Russell Real Estate           2007     73,964         28.56   2,112,446     2.21               1.40            (17.03)
   Securities Sub-Account       2006     93,434         34.42   3,216,373     1.87               1.40              33.96
                                2005    125,482         25.70   3,224,635     2.04               1.40              11.39
                                2004    167,353         23.07   3,860,845     8.13               1.40              33.01
                                2003    197,639         17.34   3,428,028     5.25               1.40              35.30

  AIM V.I. International        2007    647,307 13.29 - 30.15  13,839,627     0.39        0.85 - 1.90      12.25 - 13.71
   Growth Sub-Account           2006    855,393 11.69 - 26.70  16,393,934     1.06        0.85 - 1.90      25.48 - 27.15
                                2005    894,527  9.19 - 21.15  13,361,653     0.76        0.85 - 1.90      15.49 - 16.93
                                2004    511,893  7.86 - 18.21   6,219,932     0.63        0.85 - 1.90      21.37 - 22.95
                                2003    569,813  6.39 - 14.91   5,651,858     0.52        0.85 - 1.90      26.18 - 27.97

  DWS Government & Agency       2007     72,036 14.22 - 14.61   1,048,765     5.24        1.40 - 1.80        4.05 - 4.47
   Securities Sub-Account       2006     94,778 13.67 - 13.98   1,321,448     4.15        1.40 - 1.80        2.31 - 2.72
                                2005    128,534 13.36 - 13.61   1,745,552     4.17        1.40 - 1.80        0.75 - 1.15
                                2004    166,555 13.26 - 13.46   2,237,156     3.82        1.40 - 1.80        1.90 - 2.31
                                2003    228,371 13.01 - 13.15   3,000,315     4.84        1.40 - 1.80        0.43 - 0.84

  MSF Davis Venture Value       2007 17,773,074 14.23 - 42.65 286,644,026     0.67        0.75 - 2.35        1.99 - 3.65
   Sub-Account                  2006 21,712,702 13.94 - 41.15 334,265,042     0.71        0.75 - 2.35      11.76 - 13.55
                                2005 23,065,635 12.46 - 36.24 307,539,950     0.52        0.75 - 2.35        7.59 - 9.32
                                2004 22,830,671 11.57 - 33.15 274,155,409     0.46        0.75 - 2.35       9.53 - 11.30
                                2003 15,450,341 10.56 - 29.78 166,549,898     0.24        0.75 - 2.35       27.7 - 29.76

  MSF Harris Oakmark            2007  4,151,214 15.69 - 16.65  67,473,501     0.34        1.30 - 2.35    (9.25) - (8.28)
   Focused Value Sub-Account    2006  4,979,605 17.28 - 18.16  88,607,294     0.09        1.30 - 2.35       9.58 - 10.73
                                2005  5,521,791 15.75 - 16.40  89,084,192       --        1.30 - 2.35        7.17 - 8.29
                                2004  6,638,629 14.68 - 15.14  99,304,225     1.21        1.30 - 2.35        7.10 - 8.23
                                2003  7,973,293 13.70 - 13.99 110,603,910     0.05        1.30 - 2.35      29.26 - 30.62

  MSF Jennison Growth           2007  5,787,011  5.45 - 15.28  70,723,890     0.19        0.75 - 2.35       8.79 - 10.55
   Sub-Account                  2006  7,501,567  4.96 - 13.84  84,084,948       --        0.75 - 2.35        0.15 - 1.76
                                2005  7,810,159  4.90 - 13.61  86,296,723       --        0.75 - 2.35      10.91 - 11.52
                                2004  7,626,777 10.24 - 10.50  79,365,969     0.01        0.75 - 2.35        6.40 - 7.53
                                2003  6,208,252  4.28 - 11.78  60,266,190     0.15        0.75 - 2.35      25.11 - 26.68

  MSF MFS Total Return          2007  3,404,791 12.91 - 52.56  86,770,491     1.94        0.75 - 1.90        2.15 - 3.34
   Sub-Account                  2006  3,537,012 12.63 - 50.86  83,918,502     3.25        0.75 - 1.90       9.83 - 11.10
                                2005  3,290,732 11.49 - 45.78  65,221,333     1.44        0.75 - 1.90        0.92 - 2.08
                                2004  2,647,889 11.37 - 44.85  40,836,250     3.02        0.75 - 1.90       8.90 - 10.16
                                2003  1,645,037 10.43 - 40.71  19,115,194     1.11        0.75 - 1.80      14.53 - 15.86

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                   ------------------------------------ --------------------------------------------
                                              UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                               LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                     UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                   ---------- ------------- ----------- ------------  ---------------  ---------------
  MSF Capital Guardian U.S.   2007 12,051,365 12.26 - 13.19 153,904,080     0.37        0.75 - 1.90    (2.21) - (0.93)
   Equity Sub-Account         2006 17,802,246  9.67 - 13.31 181,068,259     2.36        0.75 - 1.90       3.39 - 11.13
                              2005 21,252,919  8.69 - 12.19 219,601,065     0.09        0.75 - 1.90        3.52 - 5.59
                              2004 14,805,068  8.29 - 11.62 242,802,695     0.21        0.75 - 1.90       6.95 - 10.34
                              2003 11,575,252  7.60 - 10.73 113,215,017     0.07        0.75 - 1.90      19.25 - 36.42

  MSF FI International Stock  2007    432,898 12.83 - 21.73   8,920,544     0.83        0.85 - 1.80        8.10 - 9.13
   Sub-Account                2006    632,428 11.79 - 19.91  12,031,860     1.25        0.75 - 1.90      14.05 - 15.36
                              2005    837,397 10.26 - 17.28  13,941,243     0.44        0.85 - 1.90      15.38 - 16.59
                              2004    930,015  8.82 - 14.82  13,351,662     1.33        0.75 - 1.90      15.75 - 17.09
                              2003  1,073,966  7.57 - 12.67  13,379,338     0.02        0.75 - 1.90      25.43 - 26.88

  MSF BlackRock Money         2007 10,356,826 10.16 - 11.22 109,887,921     4.74        0.75 - 2.35        2.37 - 4.18
   Market Sub-Account         2006  8,885,438  9.91 - 10.78  91,235,712     4.58        0.75 - 2.35        2.13 - 3.77
                              2005  5,790,856  9.70 - 10.39  57,767,677     3.20        0.75 - 2.35        0.42 - 1.49
                              2004  2,068,250  9.91 - 10.01  20,502,724     1.06        0.85 - 1.40       (0.42 - 0.13
                              2003  2,219,930  9.82 - 10.22  22,099,713     0.83        0.75 - 2.35      (1.90 - 0.32)

  MSF MetLife Stock Index     2007  2,846,982 10.31 - 13.82  38,415,249     0.87        1.30 - 2.25        2.63 - 3.80
   Sub-Account                2006  3,050,585  9.93 - 13.34  39,811,549     1.74        1.30 - 2.35      12.52 - 13.70
                              2005  3,159,767  8.72 - 11.73  36,333,127     1.33        1.30 - 2.25        2.06 - 3.03
                              2004  3,058,217 11.06 - 11.39  34,452,591     0.77        1.30 - 2.25        7.71 - 8.85
                              2003  2,324,078  7.75 - 10.46  24,133,821     1.36        1.30 - 2.25      24.90 - 26.22

  MSF BlackRock Bond          2007    580,953 42.95 - 56.83  29,400,150     2.87        0.75 - 1.90        4.02 - 5.23
   Income Sub-Account         2006    772,347 41.29 - 54.01  36,289,487     5.17        0.75 - 1.90        2.18 - 3.36
                              2005    700,921 40.41 - 52.26  31,894,139     3.33        0.75 - 1.90        0.24 - 1.39
                              2004    253,118 40.31 - 47.26  11,838,393       --        0.30 - 1.90        2.21 - 2.82
                              2003         -- 39.44 - 49.85          --       --        0.75 - 1.90        3.60 - 4.79

  MSF BlackRock Strategic     2007    118,620 19.51 - 20.41   2,389,410     0.06        1.30 - 1.90    (5.51) - (4.94)
   Value Sub-Account          2006    141,367 20.65 - 22.25   3,001,029     0.08        0.75 - 1.90      14.26 - 15.57
                              2005    222,081 18.07 - 19.25   4,106,357       --        1.30 - 1.90        1.96 - 2.57
                              2004    276,925 17.72 - 18.66   5,002,257       --        0.75 - 1.90      12.89 - 14.20
                              2003         -- 15.70 - 16.34          --       --        0.75 - 1.90      46.92 - 48.61

  MSF Franklin Templeton      2007  1,193,998 10.81 - 11.67  13,363,331       --        0.75 - 1.90        2.34 - 3.53
   Small Cap Growth           2006  1,914,092 10.56 - 11.01  20,720,142       --        1.30 - 1.90        7.66 - 8.31
   Sub-Account                2005  1,835,415  9.81 - 10.15  18,385,352       --        1.30 - 1.90        2.43 - 3.05
                              2004    173,767   9.58 - 9.83   1,692,231       --        1.30 - 1.90        9.05 - 9.71
                              2003         --   8.78 - 8.95          --       --        1.30 - 1.90      41.88 - 42.74

  MSF Western Asset           2007    279,280 19.80 - 21.80   5,877,310     2.46        1.30 - 1.90        1.74 - 2.58
   Management Strategic       2006    298,802 19.46 - 22.38   6,154,850     4.79        0.75 - 1.90        2.86 - 4.04
   Bond Opportunities         2005    329,226 18.92 - 21.51   6,568,086     3.05        1.30 - 1.90        0.64 - 1.24
   Sub-Account                2004    335,209 18.80 - 21.13   6,620,128       --        0.75 - 1.90        4.29 - 5.50
                              2003         -- 18.03 - 20.03          --       --        0.75 - 1.90      10.48 - 11.76

  MSF Western Asset           2007    123,153 15.03 - 16.81   1,940,597     2.18        1.30 - 2.15        1.81 - 2.68
   Management U.S.            2006     69,720 14.41 - 17.30   1,068,532     0.98        0.85 - 2.35        1.51 - 3.04
   Government Sub-Account     2005      4,435 14.20 - 16.79      68,021       --        1.55 - 2.15    (0.60) - (0.20)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- --------------------------------------------
                                              UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                               LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                      UNITS   HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                    --------- ------------- ----------- ------------  ---------------  ---------------
  MSF T. Rowe Price Small      2007   724,186 15.07 - 17.25  11,605,383       --        0.85 - 1.90        7.46 - 8.93
   Cap Growth Sub-Account      2006   887,179  9.67 - 15.83  12,441,182       --        0.75 - 1.90        1.68 - 2.86
                               2005 1,020,337  9.35 - 15.37  13,929,124       --        0.85 - 1.90       8.64 - 10.07
                               2004 1,124,853  8.89 - 13.96  27,932,877       --        0.75 - 1.90       8.89 - 10.15
                               2003   256,266  8.15 - 12.68   2,111,377       --        0.75 - 1.90      30.57 - 39.93

  MSF T. Rowe Price Large      2007 4,816,195 14.53 - 16.29  73,226,346     0.24        0.85 - 1.90        7.13 - 8.45
   Cap Growth Sub-Account      2006 8,132,948 13.56 - 15.02 114,703,767     0.20        0.75 - 1.90      10.76 - 12.04
                               2005 4,655,618 12.24 - 13.38  59,163,838     0.42        0.85 - 1.90        4.33 - 5.69
                               2003        -- 10.90 - 11.61          --       --        0.75 - 1.90      28.30 - 29.78

  MSF Oppenheimer Global       2007   928,692 19.16 - 21.70  19,496,970     0.87        0.75 - 1.90        4.25 - 5.46
   Equity Sub-Account          2006   857,647 18.38 - 20.58  17,132,657     2.02        0.75 - 1.90      14.17 - 15.48
                               2005   305,962 16.10 - 17.82   5,298,650       --        0.75 - 1.90      16.73 - 17.62

  Putnam VT Growth and         2007 1,019,458 13.20 - 60.63  15,743,571     1.55        0.75 - 1.90    (7.82) - (6.74)
   Income Sub-Account          2006 1,289,872 14.30 - 65.01  20,878,412     1.78        0.75 - 1.90      13.74 - 15.05
                               2005 1,598,305 12.56 - 56.51  22,007,752     1.76        0.75 - 1.90        3.25 - 4.44
                               2004 1,842,883 12.16 - 54.11  23,304,488     1.82        0.75 - 1.90       9.02 - 10.28
                               2003 2,199,215 11.14 - 49.06  24,920,622     2.06        0.75 - 1.90      24.99 - 26.43

  Putnam VT Vista Sub-Account  2007   264,111 13.29 - 16.69   3,664,269       --        1.30 - 1.90        1.84 - 2.62
                               2006   374,568 13.04 - 16.29   5,064,251       --        1.30 - 1.90        3.47 - 4.09
                               2005   475,451 12.59 - 15.65   6,165,382       --        1.30 - 1.90      10.04 - 10.70
                               2004   566,204 11.43 - 14.13   6,616,254       --        1.30 - 1.90      16.37 - 17.07
                               2003   654,733  9.81 - 12.07   6,526,173       --        1.30 - 1.90      30.66 - 31.45

  Putnam VT Equity Income      2007 2,648,811 16.07 - 16.96  44,391,661     1.30        0.75 - 1.90        1.24 - 2.41
   Sub-Account                 2006 2,427,699 15.87 - 16.56  39,810,732     1.07        0.75 - 1.90      16.61 - 17.96
                               2005 1,760,798 13.61 - 14.04  24,525,877     0.80        0.75 - 1.90        3.53 - 4.72
                               2004   869,958 13.15 - 13.40  11,601,025     0.08        0.75 - 1.90       9.71 - 10.98
                               2003   214,736 11.98 - 12.08   2,589,178     0.74        0.75 - 1.90      16.56 - 17.20

  FTVIPT Templeton Growth      2007   963,068 16.68 - 20.94  18,987,897     1.32        0.75 - 1.90        0.41 - 1.68
   Securities Sub-Account      2006   560,530 16.40 - 20.46  10,958,015     1.12        0.75 - 1.90      19.52 - 20.90
                               2005   263,350 13.54 - 17.08   4,406,685     1.18        0.85 - 1.80        6.93 - 8.14
                               2004   326,660 12.52 - 15.83   5,089,682     1.24        0.85 - 1.80      13.95 - 15.26
                               2003   355,502 10.86 - 13.70   4,832,036     1.63        0.75 - 1.90      29.65 - 31.15

  FTVIPT Templeton Foreign     2007 2,895,980 15.73 - 39.15  52,175,234     1.92        0.85 - 1.90      13.27 - 14.80
   Securities Sub-Account      2006 4,229,198 13.80 - 37.24  67,803,255     1.29        0.75 - 1.90      19.17 - 20.54
                               2005 5,193,955 11.44 - 30.90  67,994,861     1.17        0.85 - 1.90        8.10 - 9.54
                               2004 4,880,998 10.44 - 28.26  55,594,415     1.06        0.75 - 1.90      16.29 - 17.64
                               2003 2,898,825  8.86 - 24.02  27,135,338     1.74        0.75 - 1.90      29.73 - 31.23

  FTVIPT Templeton             2007 1,736,965 16.12 - 26.13  41,234,266     2.21        1.30 - 1.90      26.35 - 27.28
   Developing Markets          2006 2,629,249 12.75 - 20.53  48,883,729     1.13        1.30 - 1.90      25.69 - 26.44
   Securities Sub-Account      2005 3,488,075 10.15 - 16.21  52,192,308     1.28        1.30 - 1.90      25.04 - 25.79
                               2004 3,465,025  8.12 - 12.86  42,862,966     1.80        1.30 - 1.90      22.36 - 23.10
                               2003 3,014,050  6.63 - 10.45  31,239,919     1.21        1.30 - 1.90      50.12 - 51.02

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                    OF METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------- --------------------------------------------
                                               UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                LOWEST TO       NET        INCOME        LOWEST TO       LOWEST TO
                                       UNITS   HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                     --------- ------------- ---------- ------------  ---------------  ---------------
  Fidelity VIP Growth           2007    16,783         11.79    197,857       --               1.40              21.46
   Opportunities Sub-Account    2006    23,148          9.71    224,683     0.91               1.40               3.99
                                2005    37,228          9.33    347,477     0.99               1.40               7.38
                                2004    52,541          8.69    456,684     0.58               1.40             (5.70)
                                2003    65,087          8.22    535,242     0.83               1.40      28.07 - 28.07

  Fidelity VIP Equity-Income    2007   506,284 15.32 - 65.79  8,847,588     1.62        1.30 - 1.90      (0.64) - 0.11
   Sub-Account                  2006   549,152 15.41 - 65.81  9,156,792     3.01        1.30 - 1.90      17.68 - 18.38
                                2005   639,119 13.08 - 55.59  8,889,375     1.50        1.30 - 1.90        3.59 - 4.21
                                2004   703,824 12.61 - 53.35  9,118,491     1.71        1.30 - 1.90        9.13 - 9.79
                                2003   596,776 11.55 - 48.59  6,958,046     1.46        1.30 - 1.90      27.58 - 28.35

  PIMCO VIT High Yield          2007   589,348 13.82 - 14.64  8,446,130     6.83        1.30 - 1.90        1.55 - 2.16
   Sub-Account                  2006 1,027,968 13.61 - 14.33 14,434,061     6.97        1.30 - 1.90        7.06 - 7.70
                                2005   910,444 12.71 - 13.31 11,879,844     6.41        1.30 - 1.90        2.17 - 2.78
                                2004   332,838 12.44 - 12.95  4,215,670     7.15        1.30 - 1.90        7.50 - 8.14
                                2003   406,399 11.57 - 11.97  4,768,549     6.14        1.30 - 1.90      20.62 - 21.35

  PIMCO VIT Low Duration        2007   689,390 12.59 - 13.28  8,992,891     4.73        1.30 - 1.90        5.34 - 5.98
   Sub-Account                  2006   786,353 11.95 - 12.53  9,702,832     4.18        1.30 - 1.90        2.03 - 2.64
                                2005   863,341 11.71 - 12.21 10,399,997     2.75        1.30 - 1.90    (0.88) - (0.29)
                                2004   966,209 11.82 - 12.24 11,692,980     1.58        1.30 - 1.90    (0.09) - (0.52)
                                2003 1,080,533 11.83 - 12.18 13,038,249     1.86        1.30 - 1.90        0.42 - 1.03

  PIMCO VIT StocksPLUS Growth   2007   135,574 10.63 - 16.07  1,512,979     7.64        1.30 - 1.90        4.84 - 5.47
   and Income Sub-Account       2006   138,195 10.13 - 15.24  1,454,878     4.90        1.30 - 1.90      12.74 - 13.42
                                2005   154,607  8.97 - 13.44  1,430,485     2.26        1.30 - 1.90        1.55 - 2.16
                                2004   176,526  8.83 - 13.15  1,585,771     1.76        1.30 - 1.90        8.72 - 9.38
                                2003   150,319  8.11 - 12.03  1,229,167     2.20        1.30 - 1.90      27.93 - 28.70

  PIMCO VIT Total Return        2007 1,271,571 14.30 - 14.69 18,565,738     4.74        1.40 - 1.80        6.81 - 7.24
   Sub-Account                  2006 1,708,329 13.39 - 13.70 23,287,170     4.40        1.40 - 1.80        2.00 - 2.41
                                2005 2,134,374 13.13 - 13.38 28,433,489     3.37        1.40 - 1.80        0.63 - 1.03
                                2004 2,624,882 13.04 - 13.24 34,640,594     3.44        1.40 - 1.80        2.97 - 3.39
                                2003 2,785,578 12.67 - 12.81 35,590,216     3.43        1.40 - 1.80        3.18 - 3.60

  American Funds Global Growth  2007   344,425 27.80 - 31.43 10,517,598     3.93        0.75 - 1.90      12.68 - 13.99
   Sub-Account                  2006    12,186 24.68 - 27.58    325,343       --        0.75 - 1.90      18.17 - 19.53

1 The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
2 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.
3 These amounts represent the annualized contract expenses of the Separate
  Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.
4 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a)For the period January 1, 2007 to April 27, 2007
(b)For the period November 12, 2007 to December 31, 2007.

                       METLIFE INVESTORS INSURANCE COMPANY

                              Financial Statements
for the Years Ended December 31, 2007, 2006 (as restated) and 2005 (as restated)
           and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 13, the accompanying 2006 and 2005 financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 21, 2008

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                 2007        2006
                                                               -------   ------------
                                                                         AS RESTATED,
                                                                          SEE NOTE 13
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $2,043 and $2,093,
     respectively)...........................................  $ 2,017      $ 2,084
  Equity securities available-for-sale, at estimated fair
     value (cost: $21 and $1, respectively)..................       18            1
  Mortgage loans on real estate..............................       74           90
  Policy loans...............................................       29           28
  Real estate joint ventures held-for-investment.............        1            2
  Other limited partnership interests........................        2            2
  Short-term investments.....................................       74           83
  Other invested assets......................................       28           15
                                                               -------      -------
     Total investments.......................................    2,243        2,305
Cash and cash equivalents....................................       81          117
Accrued investment income....................................       20           22
Premiums and other receivables...............................      906          993
Deferred policy acquisition costs and value of business
  acquired...................................................      598          633
Current income tax recoverable...............................        2           76
Other assets.................................................      131          124
Separate account assets......................................    9,432        8,757
                                                               -------      -------
     Total assets............................................  $13,413      $13,027
                                                               =======      =======
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
  Future policy benefits.....................................  $   292      $   288
  Policyholder account balances..............................    2,167        2,543
  Other policyholder funds...................................       34           31
  Deferred income tax liability..............................      116           94
  Payables for collateral under securities loaned
     transactions............................................      541          529
  Other liabilities..........................................       43           63
  Separate account liabilities...............................    9,432        8,757
                                                               -------      -------
     Total liabilities.......................................   12,625       12,305
                                                               -------      -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 8)

STOCKHOLDER'S EQUITY:
Common stock, par value $2 per share; 5,000,000 shares
  authorized; 2,899,446 shares issued and outstanding........        6            6
Additional paid-in capital...................................      586          586
Retained earnings............................................      210          133
Accumulated other comprehensive loss.........................      (14)          (3)
                                                               -------      -------
     Total stockholder's equity..............................      788          722
                                                               -------      -------
     Total liabilities and stockholder's equity..............  $13,413      $13,027
                                                               =======      =======




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)


                                                               2007   2006   2005
                                                               ----   ----   ----
                                                                           AS
                                                                       RESTATED,
                                                                      SEE NOTE 13
REVENUES
Premiums.....................................................  $ 12   $ 65   $122
Universal life and investment-type product policy fees.......   162    143    115
Net investment income........................................   104    106    114
Other revenues...............................................    59     62     61
Net investment gains (losses)................................    99    (60)   (13)
                                                               ----   ----   ----
     Total revenues..........................................   436    316    399
                                                               ----   ----   ----
EXPENSES
Policyholder benefits and claims.............................    36     91    142
Interest credited to policyholder account balances...........   100    114    120
Other expenses...............................................   205    122    111
                                                               ----   ----   ----
     Total expenses..........................................   341    327    373
                                                               ----   ----   ----
Income before provision (benefit) for income tax.............    95    (11)    26
Provision (benefit) for income tax...........................    23    (17)     3
                                                               ----   ----   ----
Net income...................................................  $ 72   $  6   $ 23
                                                               ====   ====   ====




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                                            ACCUMULATED
                                                   ADDITIONAL                  OTHER
                                          COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                           STOCK     CAPITAL    EARNINGS        LOSS       TOTAL
                                          ------   ----------   --------   -------------   -----
Balance at January 1, 2005..............    $6        $586        $104          $  6        $702
Comprehensive income:
  Net income, as restated, see Note 13..                            23                        23
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                         (10)        (10)
                                                                                            ----
  Comprehensive income..................                                                      13
                                            --        ----        ----          ----        ----
Balance at December 31, 2005 as
  restated, see Note 13.................     6         586         127            (4)        715
Comprehensive income:
  Net income, as restated, see Note 13..                             6                         6
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                           1           1
                                                                                            ----
  Comprehensive income..................                                                       7
                                            --        ----        ----          ----        ----
Balance at December 31, 2006, as
  restated, see Note 13.................     6         586         133            (3)        722
Cumulative effect of a change in
  accounting principle, net of income
  tax (Note 1)..........................                             5                         5
                                            --        ----        ----          ----        ----
Balance at January 1, 2007..............     6         586         138            (3)        727
Comprehensive income:
  Net income............................                            72                        72
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                         (11)        (11)
                                                                                            ----
  Comprehensive income..................                                                      61
                                            --        ----        ----          ----        ----
Balance at December 31, 2007............    $6        $586        $210          $(14)       $788
                                            ==        ====        ====          ====        ====




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                            2007      2006      2005
                                                          -------   -------   -------
                                                                       AS RESTATED,
                                                                       SEE NOTE 13
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..............................................  $    72   $     6   $    23
Adjustments to reconcile net income to net cash provided
  by operating activities:
     Amortization of premiums and accretion of discounts
       associated with investments, net.................       --         4         8
     (Gains) losses from sales of investments and
       businesses, net..................................      (99)       60        13
     Interest credited to policyholder account
       balances.........................................      100       114       120
     Universal life and investment-type product policy
       fees.............................................     (162)     (143)     (115)
     Change in accrued investment income................        2         2        (3)
     Change in premiums and other receivables...........      206       (28)      (74)
     Change in deferred policy acquisition costs, net...       38       (27)      (21)
     Change in insurance-related liabilities............       (1)       52       125
     Change in income tax payable.......................      102       (15)       24
     Change in other assets.............................      132       121        83
     Change in other liabilities........................        9         1         6
                                                          -------   -------   -------
Net cash provided by operating activities...............      399       147       189
                                                          -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..........................      925     1,435     2,025
     Mortgage loans on real estate......................       16        32        67
     Real estate joint ventures.........................        1         1         2
  Purchases of:
     Fixed maturity securities..........................     (910)   (1,162)   (2,245)
     Equity securities..................................      (21)       --        --
     Mortgage loans on real estate......................       --       (58)       --
  Net change in short-term investments..................        9        (4)       24
  Net change in other invested assets...................        1         1        (6)
                                                          -------   -------   -------
Net cash provided by (used in) investing activities.....       21       245      (133)
                                                          -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...........................................    1,579     1,421     1,355
     Withdrawals........................................   (2,047)   (1,733)   (1,589)
  Net change in payables for collateral under securities
     loaned transactions................................       12        20        21
                                                          -------   -------   -------
Net cash used in financing activities...................     (456)     (292)     (213)
                                                          -------   -------   -------
Change in cash and cash equivalents.....................      (36)      100      (157)
Cash and cash equivalents, beginning of year............      117        17       174
                                                          -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    81   $   117   $    17
                                                          =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash received during the year for:
     Income tax.........................................  $    84   $     2   $    19
                                                          =======   =======   =======




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). On November 9, 2006, MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company was merged into MLIIC.

     The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products. The Company is licensed to do business in 48 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of MLIIC and its former subsidiary through the date of merger. Intercompany transactions have been eliminated for all periods presented on a consolidated basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     Certain amounts in the prior years' financial statements have been reclassified to conform with the 2007 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv)   the fair value of and accounting for derivatives;

          (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vi)   the liability for future policyholder benefits;

          (vii) accounting for income taxes and the valuation of deferred tax assets;

          (viii)  accounting for reinsurance transactions; and

          (ix)   the liability for litigation and regulatory matters.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


     securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


     follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and forwards, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company may use credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income
(loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair value is determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The Company recognized no impairments of goodwill during the years ended December 31, 2007, 2006 and 2005. Goodwill was $33 million at both December 31, 2007 and 2006.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities is approximately 5%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 8%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


       guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 2% to 14% less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees and policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues primarily include fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)  future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv)  tax planning strategies.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 7) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  Employee Benefit Plans

     The Company participates in a noncontributory defined benefit pension plan sponsored by Metropolitan Life Insurance Company ("MLIC"), an affiliate. The Company does not bear direct obligation for benefits under this plan. MLIC allocated a proportionate share of net expense related to the plan to the Company. The Company's share of net expense for the pension plan was $0 for the year ended December 31, 2007 and insignificant for each of the years ended December 31, 2006 and 2005.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $5 million decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits. See also Note 7.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of SOP 05-1 and the related TPAs had no effect on the Company's financial statements.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

     In June 2005, the Emerging Issues Task Force, ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 primarily changes the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $10 million to $15 million, net of income tax, in the Company's statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1") . Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position No. FSP FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its financial statements.

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                        DECEMBER 31, 2007
                                        -------------------------------------------------
                                         COST OR    GROSS UNREALIZED
                                        AMORTIZED   ----------------    ESTIMATED    % OF
                                           COST     GAIN        LOSS   FAIR VALUE   TOTAL
                                        ---------   ----        ----   ----------   -----
                                                          (IN MILLIONS)
U.S. corporate securities.............    $  825     $ 6         $16     $  815      40.4%
Residential mortgage-backed
  securities..........................       459       2           6        455      22.6
Commercial mortgage-backed
  securities..........................       289       1           6        284      14.1
U.S. Treasury/agency securities.......       225       3          --        228      11.3
Foreign corporate securities..........       136       1           4        133       6.6
Asset-backed securities...............        95      --           9         86       4.2
Foreign government securities.........        14       2          --         16       0.8
State and political subdivision
  securities..........................        --      --          --         --        --
                                          ------     ---         ---     ------     -----
  Total fixed maturity securities.....    $2,043     $15         $41     $2,017     100.0%
                                          ======     ===         ===     ======     =====
Common stock..........................    $   --     $--         $--     $   --        --%
Non-redeemable preferred stock........        21      --           3         18     100.0
                                          ------     ---         ---     ------     -----
  Total equity securities.............    $   21     $--         $ 3     $   18     100.0%
                                          ======     ===         ===     ======     =====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

                                                         DECEMBER 31, 2006
                                         ------------------------------------------------
                                                          GROSS
                                          COST OR       UNREALIZED
                                         AMORTIZED   ---------------    ESTIMATED    % OF
                                            COST     GAIN       LOSS   FAIR VALUE   TOTAL
                                         ---------   ----       ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities..............    $  884     $ 4        $10     $  878      42.1%
Residential mortgage-backed
  securities...........................       479       4          3        480      23.0
Commercial mortgage-backed securities..       281       1          5        277      13.3
U.S. Treasury/agency securities........       231      --          1        230      11.0
Foreign corporate securities...........       104      --          1        103       5.0
Asset-backed securities................        96      --         --         96       4.6
Foreign government securities..........        14       2         --         16       0.8
State and political subdivision
  securities...........................         4      --         --          4       0.2
                                           ------     ---        ---     ------     -----
  Total fixed maturities...............    $2,093     $11        $20     $2,084     100.0%
                                           ======     ===        ===     ======     =====
Common stock...........................    $    1     $--        $--     $    1     100.0%
Non-redeemable preferred stock.........        --      --         --         --        --
                                           ------     ---        ---     ------     -----
  Total equity securities..............    $    1     $--        $--     $    1     100.0%
                                           ======     ===        ===     ======     =====



     The Company held foreign currency derivatives with notional amounts of $8 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at both December 31, 2007 and 2006.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $19 million and $21 million, respectively, and unrealized losses of $7 million and less than $1 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 44% have been guaranteed by financial guarantors, all of which were guaranteed by financial guarantors who remained Aaa rated through March 2008. Overall, at December 31, 2007, $9 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors, all of which are included within asset-backed securities, and were guaranteed by financial guarantors who remained Aaa rated through March 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $88 million and $104 million at December 31, 2007 and 2006, respectively. These securities had net unrealized gains of less than $1 million and $2 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were less than $1 million at December 31, 2007. There were no non-income producing fixed maturity securities at December 31, 2006. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million at December 31, 2007.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $   74      $   74       $   72      $   71
Due after one year through five years...       508         506          537         534
Due after five years through ten years..       311         306          431         430
Due after ten years.....................       307         306          197         196
                                            ------      ------       ------      ------
  Subtotal..............................     1,200       1,192        1,237       1,231
Mortgage-backed and other asset-backed
  securities............................       843         825          856         853
                                            ------      ------       ------      ------
  Total fixed maturity securities.......    $2,043      $2,017       $2,093      $2,084
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity securities classified as available-for-sale are as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007    2006     2005
                                                       ----   ------   ------
                                                            (IN MILLIONS)
Proceeds.............................................  $657   $1,051   $1,645
Gross investment gains...............................  $  1   $    4   $    2
Gross investment losses..............................  $ (6)  $  (21)  $  (19)

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                DECEMBER 31, 2007
                                      ---------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                                                       THAN
                                       LESS THAN 12 MONTHS          12 MONTHS                 TOTAL
                                      ---------------------  -----------------------  ---------------------
                                      ESTIMATED     GROSS    ESTIMATED       GROSS    ESTIMATED     GROSS
                                         FAIR    UNREALIZED     FAIR      UNREALIZED     FAIR    UNREALIZED
                                        VALUE       LOSS       VALUE         LOSS       VALUE       LOSS
                                      ---------  ----------  ---------    ----------  ---------  ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities...........     $305        $11        $143          $ 5       $  448       $16
Residential mortgage-backed
  securities........................      215          5          68            1          283         6
Commercial mortgage-backed
  securities........................       16         --         174            6          190         6
U.S. Treasury/agency securities.....       --         --          --           --           --        --
Foreign corporate securities........       78          4          23           --          101         4
Asset-backed securities.............       51          6          17            3           68         9
State and political subdivision
  securities........................       --         --          --           --           --        --
                                         ----        ---        ----          ---       ------       ---
  Total fixed maturity securities...     $665        $26        $425          $15       $1,090       $41
                                         ====        ===        ====          ===       ======       ===
Equity securities...................     $ 18        $ 3        $ --          $--       $   18       $ 3
                                         ====        ===        ====          ===       ======       ===
Total number of securities in an
  unrealized loss position..........      154                    103
                                         ====                   ====





                                                                DECEMBER 31, 2006
                                      ---------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                                                       THAN
                                       LESS THAN 12 MONTHS          12 MONTHS                 TOTAL
                                      ---------------------  -----------------------  ---------------------
                                      ESTIMATED     GROSS    ESTIMATED       GROSS    ESTIMATED     GROSS
                                         FAIR    UNREALIZED     FAIR      UNREALIZED     FAIR    UNREALIZED
                                        VALUE       LOSS       VALUE         LOSS       VALUE       LOSS
                                      ---------  ----------  ---------    ----------  ---------  ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities...........     $367        $ 3        $261          $ 7       $  628       $10
Residential mortgage-backed
  securities........................       99          1         114            2          213         3
Commercial mortgage-backed
  securities........................       96          1         141            4          237         5
U.S. Treasury/agency securities.....      162          1           3           --          165         1
Foreign corporate securities........       50          1          20           --           70         1
Asset-backed securities.............       20         --           7           --           27        --
State and political subdivision
  securities........................       --         --           4           --            4        --
                                         ----        ---        ----          ---       ------       ---
  Total fixed maturity securities...     $794        $ 7        $550          $13       $1,344       $20
                                         ====        ===        ====          ===       ======       ===
Equity securities...................     $ --        $--        $ --          $--       $   --       $--
                                         ====        ===        ====          ===       ======       ===
Total number of securities in an
  unrealized loss position..........      179                    124
                                         ====                   ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2007
                                        ----------------------------------------------------------------
                                          COST OR AMORTIZED     GROSS UNREALIZED
                                                COST                  LOSS          NUMBER OF SECURITIES
                                        --------------------  --------------------  --------------------
                                        LESS THAN     20% OR  LESS THAN     20% OR  LESS THAN     20% OR
                                           20%         MORE      20%         MORE      20%         MORE
                                        ---------     ------  ---------     ------  ---------     ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months..................    $  431        $11      $11          $ 4       88           5
Six months or greater but less than
  nine months.........................       152         --        7           --       44          --
Nine months or greater but less than
  twelve months.......................       119         --        8           --       20          --
Twelve months or greater..............       439         --       14           --      101          --
                                          ------        ---      ---          ---
  Total...............................    $1,141        $11      $40          $ 4
                                          ======        ===      ===          ===




                                                                DECEMBER 31, 2006
                                        ----------------------------------------------------------------
                                          COST OR AMORTIZED     GROSS UNREALIZED
                                                COST                  LOSS          NUMBER OF SECURITIES
                                        --------------------  --------------------  --------------------
                                        LESS THAN     20% OR  LESS THAN     20% OR  LESS THAN     20% OR
                                           20%         MORE      20%         MORE      20%         MORE
                                        ---------     ------  ---------     ------  ---------     ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months..................    $  695        $--      $ 5          $--      136          --
Six months or greater but less than
  nine months.........................        41         --        1           --       21          --
Nine months or greater but less than
  twelve months.......................        65         --        1           --       22          --
Twelve months or greater..............       563         --       13           --      124          --
                                          ------        ---      ---          ---
  Total...............................    $1,364        $--      $20          $--
                                          ======        ===      ===          ===



     At December 31, 2007 and 2006, $40 million and $20 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 1%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $4 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 36% of the cost or amortized cost of such securities. All such unrealized losses related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     At December 31, 2007 and 2006, the Company had $44 million and $20 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
U.S. corporate securities....................................    36%    50%
Asset-backed securities......................................    20     --
Commercial mortgage-backed securities........................    14     25
Residential mortgage-backed securities.......................    14     15
Foreign corporate securities.................................     9      5
U.S. Treasury/agency securities..............................    --      5
Other........................................................     7     --
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===
INDUSTRY:
Finance......................................................    35%    12%
Mortgage-backed..............................................    28     40
Industrial...................................................    13     31
Utility......................................................     3     11
Government...................................................    --      5
Other........................................................    21      1
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $523 million and $515 million and an estimated fair value of $525 million and $511 million were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $541 million and $529 million at December 31, 2007 and 2006, respectively. There was no security collateral on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006.

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $7 million and $13 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Agricultural mortgage loans...................    $40       54%      $43       48%
Commercial mortgage loans.....................     34       46        47       52
                                                  ---      ---       ---      ---
  Total mortgage loans on real estate.........    $74      100%      $90      100%
                                                  ===      ===       ===      ===



     Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2007, 20%, 17% and 15% of the value of the Company's mortgage loans on real estate were collateralized by property located in District of Columbia, Alabama and California, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Balance at January 1,.................................   $--       $--       $ 1
Deductions............................................    --        --        (1)
                                                         ---       ---       ---
Balance at December 31,...............................   $--       $--       $--
                                                         ===       ===       ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Fixed maturity securities..............................  $118   $119   $114
Equity securities......................................     1     --     --
Mortgage loans on real estate..........................     5      5      9
Policy loans...........................................     2      2      3
Other limited partnership interests....................     1      1     --
Cash, cash equivalents and short-term investments......     8      7      6
                                                         ----   ----   ----
  Total investment income..............................   135    134    132
Less: Investment expenses..............................    31     28     18
                                                         ----   ----   ----
  Net investment income................................  $104   $106   $114
                                                         ====   ====   ====



     For each of the years ended December 31, 2007 and 2006, affiliated investment expenses of $1 million are included in the table above. For the year ended December 31, 2005, there were no affiliated investment expenses. See Related Party Investment Transactions for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                                 AS RESTATED,
                                                                  SEE NOTE 13
                                                                --------------
                                                      2007      2006      2005
                                                      ----      ----      ----
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $ (6)     $(17)     $(17)
Equity securities...................................    (1)       --        --
Mortgage loans on real estate.......................    --        --         1
Other limited partnership interests.................    --        (1)       --
Derivatives.........................................   106       (42)        3
                                                      ----      ----      ----
  Net investment gains (losses).....................  $ 99      $(60)     $(13)
                                                      ====      ====      ====



     For the years ended December 31, 2007, 2006 and 2005, affiliated net investment gains (losses) of $110 million, ($38) million and ($8) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     For the year ended December 31, 2007, the Company recorded losses of $2 million from fixed maturity and equity securities deemed other-than-temporarily impaired which were included within net investment gains (losses). Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were less than $1 million for each of the years ended December 31, 2006 and 2005.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive loss, are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Fixed maturity securities............................  $(26)      $(9)      $(9)
Equity securities....................................    (3)       --        --
                                                       ----       ---       ---
  Subtotal...........................................   (29)       (9)       (9)
                                                       ----       ---       ---
Amounts allocated from DAC and VOBA..................     8         4         3
Deferred income tax..................................     7         2         2
                                                       ----       ---       ---
  Subtotal...........................................    15         6         5
                                                       ----       ---       ---
Net unrealized investment gains (losses).............  $(14)      $(3)      $(4)
                                                       ====       ===       ===



     The changes in net unrealized investment gains (losses) are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance, January 1,..................................  $ (3)      $(4)     $  6
Unrealized investment gains (losses) during the
  year...............................................   (20)       --       (25)
Unrealized investment gains (losses) relating to:
  DAC and VOBA.......................................     4         1        10
  Deferred income tax................................     5        --         5
                                                       ----       ---      ----
Balance, December 31,................................  $(14)      $(3)     $ (4)
                                                       ====       ===      ====
Net change in unrealized investment gains (losses)...  $(11)      $ 1      $(10)
                                                       ====       ===      ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                         NOT PRIMARY BENEFICIARY
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Trust preferred securities(3)..........................     $500         $20
                                                            ----         ---
  Total................................................     $500         $20
                                                            ====         ===



--------

   (1) The assets of the trust preferred securities are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)



   (2) The maximum exposure to loss relating to trust preferred securities is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $70 million and $77 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $4 million, $3 million and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................   $23      $127       $--
Amortized cost of assets transferred to affiliates...   $23      $129       $--
Net investment gains (losses) recognized on
  transfers..........................................   $--      $ (2)      $--
Estimated fair value of assets transferred from
  affiliates.........................................   $--      $ 21       $ 4


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $    9      $--        $--        $    2      $--        $--
Interest rate floors............    2,460       27         --         2,460       15         --
Foreign currency swaps..........        8        1         --             8       --         --
Financial forwards..............       --       --         --            --       --          1
Credit default swaps............       30       --         --            30       --         --
                                   ------      ---        ---        ------      ---        ---
  Total.........................   $2,507      $28        $--        $2,500      $15        $ 1
                                   ======      ===        ===        ======      ===        ===



     The above table does not include notional amounts for equity variance swaps. At both December 31, 2007 and 2006, the Company owned 2,500 equity variance swaps. Fair values of equity variance swaps are included in financial forwards in the preceding table.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                       REMAINING LIFE
                           ----------------------------------------------------------------------
                           ONE YEAR     AFTER ONE YEAR      AFTER FIVE YEARS     AFTER
                            OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   TEN YEARS    TOTAL
                           --------   ------------------   -----------------   ---------   ------
                                                        (IN MILLIONS)
Interest rate swaps......     $--             $ 9                $   --           $--      $    9
Interest rate floors.....      --              --                 2,460            --       2,460
Foreign currency swaps...      --              --                    --             8           8
Credit default swaps.....      --              30                    --            --          30
                              ---             ---                ------           ---      ------
  Total..................     $--             $39                $2,460           $ 8      $2,507
                              ===             ===                ======           ===      ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate floors are used by the Company primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $    8      $ 1        $--        $   --      $--        $--
Cash flow.......................        4       --         --             8       --         --
Non-qualifying..................    2,495       27         --         2,492       15          1
                                   ------      ---        ---        ------      ---        ---
  Total.........................   $2,507      $28        $--        $2,500      $15        $ 1
                                   ======      ===        ===        ======      ===        ===



     The Company recognized insignificant net investment income (expense) from settlement payments related to qualifying hedges for the years ended December 31, 2007 and 2006. The Company did not have any qualifying hedges for the year ended December 31, 2005.

     The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2007 and 2006. The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of $1 million for the year ended December 31, 2005.

  FAIR VALUE HEDGES

     The Company designates and accounts for interest rate swaps to convert fixed rate investments to floating rate investments as fair value hedges when they have met the requirements of SFAS 133.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2007. The Company did not have any fair value hedges during the years ended December 31, 2006 and 2005.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities as cash flow hedges, when they have met the requirements of SFAS 133.

     For each of the years ended December 31, 2007 and 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company had no cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     For the years ended December 31, 2007, 2006 and 2005, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was insignificant. At December 31, 2007, 2006 and 2005, the net amount accumulated in other comprehensive income (loss) relating to cash flow hedges was insignificant.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     At December 31, 2007, an insignificant amount of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and purchased floors to economically hedge its exposure to interest rate volatility; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; and (iv) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives........................................   $15      $(12)      $10


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivative assets...................................   $56    $--
Embedded derivative liabilites...............................   $--    $37


     The following table presents changes in fair value related to embedded derivatives:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Net investment gains (losses)........................   $91      $(30)      $(7)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     In addition, the Company may have exchange traded futures, which require the pledging of collateral. At both December 31, 2007 and 2006, the Company pledged collateral of $3 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                          DAC   VOBA   TOTAL
                                                         ----   ----   -----
                                                            (IN MILLIONS)
Balance at January 1, 2005.............................  $391   $182    $573
  Capitalizations......................................    66     --      66
                                                         ----   ----    ----
     Subtotal..........................................   457    182     639
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses), as restated, see
       Note 13.........................................    (2)    --      (2)
     Unrealized investment gains (losses)..............    (4)    (6)    (10)
     Other expenses, as restated, see Note 13..........    22     25      47
                                                         ----   ----    ----
       Total amortization..............................    16     19      35
                                                         ----   ----    ----
Balance at December 31, 2005, as restated, see Note
  13...................................................   441    163     604
  Capitalizations......................................    80     --      80
                                                         ----   ----    ----
     Subtotal..........................................   521    163     684
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses), as restated, see
       Note 13.........................................   (13)    (3)    (16)
     Unrealized investment gains (losses)..............    --     (1)     (1)
     Other expenses, as restated, see Note 13..........    85    (17)     68
                                                         ----   ----    ----
       Total amortization..............................    72    (21)     51
                                                         ----   ----    ----
Balance at December 31, 2006, as restated, see Note
  13...................................................   449    184     633
  Capitalizations......................................    89     --      89
                                                         ----   ----    ----
     Subtotal..........................................   538    184     722
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses).....................    34      6      40
     Unrealized investment gains (losses)..............    (3)    (1)     (4)
     Other expenses....................................    63     25      88
                                                         ----   ----    ----
       Total amortization..............................    94     30     124
                                                         ----   ----    ----
Balance at December 31, 2007...........................  $444   $154    $598
                                                         ====   ====    ====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $19 million in 2008, $17 million in 2009, $15 million in 2010, $13 million in 2011 and $13 million in 2012.

     Amortization of VOBA and DAC is related to: (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

5.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                        DECEMBER 31,
                                      ------------------------------------------------
                                         FUTURE       POLICYHOLDER          OTHER
                                         POLICY         ACCOUNT         POLICYHOLDER
                                        BENEFITS        BALANCES            FUNDS
                                      -----------   ---------------   ----------------
                                      2007   2006    2007     2006    2007        2006
                                      ----   ----   ------   ------   ----        ----
                                                        (IN MILLIONS)
Traditional life....................  $  8   $  7   $   --   $   --    $--         $--
Universal variable life.............    --     --      134      137      3           4
Annuities...........................   284    281    2,033    2,406     31          27
                                      ----   ----   ------   ------    ---         ---
  Total.............................  $292   $288   $2,167   $2,543    $34         $31
                                      ====   ====   ======   ======    ===         ===



  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance at January 1,................................   $80      $ 75       $59
Capitalization.......................................    19        19        19
Amortization.........................................    (9)      (14)       (3)
                                                        ---      ----       ---
Balance at December 31,..............................   $90      $ 80       $75
                                                        ===      ====       ===



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $9,432 million and $8,757 million at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $138 million, $115 million and $93 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For each of the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

     Information regarding the types of guarantees relating to annuity contracts is as follows:

                                                                AT DECEMBER 31,
                                        ---------------------------------------------------------------
                                                     2007                             2006
                                        ------------------------------   ------------------------------
                                            IN THE             AT            IN THE             AT
                                        EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                        --------------   -------------   --------------   -------------
                                                                 (IN MILLIONS)
ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
Separate account value................     $   2,635             N/A        $   1,941             N/A
Net amount at risk(2).................     $      10(3)          N/A        $       1(3)          N/A
Average attained age of
  contractholders.....................      60 years             N/A         65 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value................     $   8,070       $   5,516        $   8,072       $   5,157
Net amount at risk(2).................     $     225(3)    $      89(4)     $     151(3)    $      18(4)
Average attained age of
  contractholders.....................      63 years        62 years         65 years        61 years


--------

   (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts is as follows:

                                                                  ANNUITY
                                                                 CONTRACTS
                                                               -------------
                                                                 GUARANTEED
                                                               ANNUITIZATION
                                                                  BENEFITS
                                                               -------------
Balance at January 1, 2005...................................       $--
Incurred guaranteed benefits.................................        --
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2005.................................        --
Incurred guaranteed benefits.................................        --
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2006.................................        --
Incurred guaranteed benefits.................................         8
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2007.................................       $ 8
                                                                    ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Excluded from the table above are guaranteed annuitization benefit liabilities on the Company's annuity contracts of $21 million, $24 million and $17 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                            AT DECEMBER 31,
                                                            ---------------
                                                             2007     2006
                                                            ------   ------
                                                             (IN MILLIONS)
Mutual Fund Groupings
  Equity..................................................  $4,670   $7,550
  Bond....................................................     445      499
  Balanced................................................   4,073      454
  Money Market............................................     125      107
  Specialty...............................................      58       93
                                                            ------   ------
     Total................................................  $9,371   $8,703
                                                            ======   ======



6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks. The Company reinsures 90% of its new production of fixed annuities to an affiliate. The Company currently reinsures 100% of its new production of riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Direct premiums earned...............................   $13       $65      $122
Reinsurance ceded....................................    (1)       --        --
                                                        ---       ---      ----
Net premiums earned..................................   $12       $65      $122
                                                        ===       ===      ====



     Unaffiliated reinsurance recoverables, included in premiums and other receivables, were insignificant at both December 31, 2007 and 2006. Unaffiliated reinsurance and ceded commissions payables, included in other liabilities, were insignificant at both December 31, 2007 and 2006.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries including Exeter Reassurance Company, Ltd., MLIC and Reinsurance Group of America, Incorporated. At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $877 million and $5 million, respectively. At December 31, 2006, comparable assets and liabilities were $978 million and $8 million, respectively.

     The following table reflects the related party reinsurance information recorded in income for the:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Ceded fees, included in universal life and investment-
  type product policy fees............................   $38       $33       $28
Interest earned on ceded reinsurance, included in
  other revenues......................................   $45       $45       $47
Ceded benefits, included in policyholder benefits and
  claims..............................................   $ 7       $ 8       $ 8
Interest costs on ceded reinsurance, included in other
  expenses............................................   $(2)      $(2)      $(3)


     The Company has ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance agreements also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts, included in net investment gains (losses), were $110 million, ($36) million and ($8) million for the years ended December 31, 2007, 2006 and 2005, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

7.  INCOME TAXES

     The provision (benefit) for income tax is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                                  AS RESTATED,
                                                                   SEE NOTE 13
                                                              --------------------
                                                       2007        2006       2005
                                                       ----   -------------   ----
                                                              (IN MILLIONS)
Current:
  Federal............................................   $(4)       $(81)       $ 4
Deferred:
  Federal............................................    27          64         (1)
                                                        ---        ----        ---
Provision (benefit) for income tax...................   $23        $(17)       $ 3
                                                        ===        ====        ===



     The reconciliation of the income tax provision (benefit) at the U.S. statutory rate to the provision (benefit) for income tax as reported is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                                  AS RESTATED,
                                                                   SEE NOTE 13
                                                              --------------------
                                                       2007        2006       2005
                                                       ----   -------------   ----
                                                              (IN MILLIONS)
Tax provision at U.S. statutory rate.................   $33        $ (4)       $ 9
Tax effect of:
  Tax-exempt investment income.......................    (9)         (9)        (6)
  Prior year tax.....................................    (2)         (3)        --
  Other..............................................     1          (1)        --
                                                        ---        ----        ---
Provision (benefit) for income tax...................   $23        $(17)       $ 3
                                                        ===        ====        ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                          --------------------
                                                                  AS RESTATED,
                                                                   SEE NOTE 13
                                                                  ------------
                                                           2007       2006
                                                          -----   ------------
                                                              (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..............  $  73       $103
  Tax credit carryforwards..............................     --          2
  Net unrealized investment losses......................      7          2
  Other, net............................................      1          5
                                                          -----       ----
                                                             81        112
                                                          -----       ----
Deferred income tax liabilities:
  Investments...........................................     13         10
  DAC...................................................    184        196
                                                          -----       ----
                                                            197        206
                                                          -----       ----
Net deferred income tax liability.......................  $(116)      $(94)
                                                          =====       ====



     A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

     Effective January 1, 2006, the Company joined with MetLife and its includable affiliates in filing a federal income tax return. The Company participates in a tax sharing agreement with MetLife. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     Pursuant to the tax sharing agreement, the amount due from affiliates is $2 million and $82 million as of December 31, 2007 and 2006, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

     As a result of the implementation of FIN 48, the Company recognized a $5 million decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $9 million related to the separate account DRD.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced claims alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005. At December 31, 2007 and 2006, the Company maintained a liability of $8 million and $12 million, respectively. The related asset for premium tax offsets was $800 thousand and $400 thousand at December 31, 2007 and 2006, respectively, for undiscounted future assessments in respect of impaired, insolvent or failed insurers. At December 31, 2007 and 2006, the Company also held a receivable of $7 million and $10 million, respectively, recorded in other assets, for reimbursement of assessments incurred in a prior acquisition.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. At December 31, 2007, there were no unfunded commitments. The amount of these unfunded commitments was $8 million at December 31, 2006.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at December 31, 2007 and 2006.

9.  EQUITY

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance ("the Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of the Codification on the statutory surplus and capital of the Company.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income of the Company, as filed with the Department, was $40 million, $116 million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Department, was $329 million and $284 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, the maximum amount of dividends the Company is permitted, without prior insurance regulatory clearance, to pay is the greater of: (i) 10% of its surplus to policyholders as of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding year (excluding realized investment gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since the Company's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2008 without prior approval of the Missouri Commissioner of Insurance.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        YEARS ENDED DECEMBER 31,
                                                      ---------------------------
                                                      2007        2006       2005
                                                      ----   -------------   ----
                                                             (IN MILLIONS)
Holding losses on investments arising during the
  year..............................................  $(27)       $(22)      $(50)
Income tax effect of holding gains (losses).........     9           8         17
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................     7          18         16
  Amortization of premiums and accretion of
     discounts associated with investments..........    --           4          9
Income tax effect...................................    (3)         (8)        (9)
Allocation of holding gains on investments relating
  to other policyholder amounts.....................     4           1         10
Income tax effect of allocation of holding gains to
  other policyholder amounts........................    (1)         --         (3)
                                                      ----        ----       ----
Other comprehensive income (loss)...................  $(11)       $  1       $(10)
                                                      ====        ====       ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

10.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                                     AS
                                                                 RESTATED,
                                                                SEE NOTE 13
                                                                -----------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Compensation...........................................  $ --   $  1   $  1
Commissions............................................    95     82     71
Amortization of DAC and VOBA...........................   128     52     45
Capitalization of DAC..................................   (89)   (80)   (66)
Insurance tax..........................................     3      3      4
Other..................................................    68     64     56
                                                         ----   ----   ----
  Total other expenses.................................  $205   $122   $111
                                                         ====   ====   ====



     For the years ended December 31, 2007, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 6. See also Note 12 for discussion of affiliated expenses included in the table above.

11.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments has been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2007
Assets:
  Fixed maturity securities......................              $2,017      $2,017
  Equity securities..............................              $   18      $   18
  Mortgage loans on real estate..................              $   74      $   76
  Policy loans...................................              $   29      $   29
  Short-term investments.........................              $   74      $   74
  Cash and cash equivalents......................              $   81      $   81
  Accrued investment income......................              $   20      $   20
Liabilities:
  Policyholder account balances..................              $2,033      $1,956
  Payables for collateral under securities loaned
     transactions................................              $  541      $  541

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2006
Assets:
  Fixed maturity securities......................              $2,084      $2,084
  Equity securities..............................              $    1      $    1
  Mortgage loans on real estate..................              $   90      $   90
  Policy loans...................................              $   28      $   28
  Short-term investments.........................              $   83      $   83
  Cash and cash equivalents......................              $  117      $  117
  Accrued investment income......................              $   22      $   22
  Commitments to fund private corporate bond
     investments.................................     $8       $   --      $   --
Liabilities:
  Policyholder account balances..................              $2,406      $2,300
  Payables for collateral under securities loaned
     transactions................................              $  529      $  529


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE AND COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For commitments to fund private corporate bond investments, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED TRANSACTIONS

     The carrying value for payables for collateral under securities loaned transactions approximates fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

12.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $11 million, $11 million and $9 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $20 million, $30 million and $24 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates to provide and receive services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, and distribution services. Expenses incurred, net of income earned, related to these agreements and recorded in other expenses, were $25 million, $14 million and $15 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     At December 31, 2007 and 2006, amounts due (to)/from affiliates were ($11) million and $1 million respectively. These amounts exclude affiliated reinsurance balances discussed in Note 6.

     See Notes 2 and 6 for additional related party transactions.

13.  RESTATEMENT

     As discussed in Note 6, the Company has ceded risks related to guaranteed minimum benefit riders written by the Company to an affiliate. Prior to 2007, the Company accounted for these reinsurance treaties in the same manner as the related direct guaranteed minimum benefit rider. Subsequent to the issuance of the 2006 financial statements, the Company determined that a portion of the minimum benefit guarantee within the reinsurance contract was an embedded derivative which should be measured at fair value. As such, the Company has restated its financial statements for the years ended December 31, 2006 and 2005 to properly reflect the embedded derivatives at fair

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


values. The impact to the Company's financial statements for the years ended December 31, 2006 and 2005 was an increase to net realized losses of $30 million and $7 million, respectively, a decrease to other expenses of $10 million and $3 million, respectively and an increase to policyholder benefits and claims of $0 and $3 million, respectively. The resulting impact to the Company's net income for the years ended December 31, 2006 and 2005 was a reduction of $12 million and $5 million, respectively. The related impact on the Company's balance sheet at December 31, 2006 was a reduction to premiums and other receivables of $40 million and an increase to DAC of $13 million and a decrease to deferred income tax liability of $10 million.

     Subsequent to the issuance of its 2006 financial statements, the Company identified items that were inadvertently excluded from its analysis of the amortization of DAC. These items changed the level of DAC amortization related to historical rider charges, partial withdrawals, lapses, interest rates and other assumptions. The Company has restated its financial statements for the years ended December 31, 2006 and 2005 to reflect the appropriate rate of amortization of DAC. The impact to the Company's financial statements for the years ended December 31, 2006 and 2005 was an increase to other expenses of $1 million and $11 million, respectively. The impact to the Company's financial statements for the year ended December 31, 2006 was an increase to policyholder benefits and claims of $1 million. The resulting impact to the Company's net income for the years ended December 31, 2006 and 2005 was a reduction of $1 million and $7 million, respectively. The related impact on the Company's balance sheet at December 31, 2006 was a decrease to DAC of $12 million and a decrease to other assets of $1 million and a decrease to deferred income tax liability of $5 million.

     A summary of the effects of these restatements on the Company's financial statements is as follows:

                                                            DECEMBER 31, 2006
                                                       ---------------------------
                                                       AS PREVIOUSLY
                                                          REPORTED     AS RESTATED
                                                       -------------   -----------
                                                              (IN MILLIONS)
ASSETS:
  Premiums and other receivables.....................     $ 1,033        $   993
  Deferred policy acquisitions and value of business
     acquired........................................     $   632        $   633
  Other assets.......................................     $   125        $   124
  Total assets.......................................     $13,067        $13,027
LIABILITIES:
  Deferred income tax liability......................     $   109        $    94
  Total liabilities..................................     $12,320        $12,305
STOCKHOLDER'S EQUITY:
  Retained earnings..................................     $   158        $   133
  Total stockholder's equity.........................     $   747        $   722
  Total liabilities and stockholder's equity.........     $13,067        $13,027

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

----------------------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                DECEMBER 31, 2006             DECEMBER 31, 2005
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                 (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........       $(30)          $(60)          $ (6)          $(13)
  Total revenues.........................       $346           $316           $406           $399
EXPENSES:
  Policyholder benefits and claims.......       $ 90           $ 91           $139           $142
  Other expenses.........................       $131           $122           $103           $111
  Total expenses.........................       $335           $327           $362           $373
Income before provision (benefit) for
  income tax.............................       $ 11           $(11)          $ 44           $ 26
Provision (benefit) for income tax.......       $ (8)          $(17)          $  9           $  3
Net income...............................       $ 19           $  6           $ 35           $ 23



                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                DECEMBER 31, 2006             DECEMBER 31, 2005
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                 (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income.............................       $ 19           $  6           $ 35           $ 23
  (Gains) losses from sales of
     investments and businesses, net.....       $ 30           $ 60           $  6           $ 13
  Change in premiums and other
     receivables.........................       $(28)          $(28)          $(77)          $(74)
  Change in deferred policy acquisition
     costs, net..........................       $(18)          $(27)          $(29)          $(21)
  Change in income tax payable...........       $ (6)          $(15)          $ 30           $ 24
  Change in other assets.................       $120           $121           $ 83           $ 83

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS

              for the Years Ended December 31, 2007, 2006 and 2005 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans as required by accounting guidance adopted on December 31, 2006.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 14, 2008
(November 5, 2008, as to Note 20)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                    2007      2006
                                                                  -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $16,422 and $15,282,
     respectively)..............................................  $17,317   $16,134
  Equity securities available-for-sale, at estimated fair value
     (cost: $187 and $205, respectively)........................      168       210
  Mortgage loans on real estate.................................    1,073       971
  Policy loans..................................................    2,716     2,664
  Real estate and real estate joint ventures held-for-
     investment.................................................       55        56
  Other limited partnership interests...........................       33        20
  Short-term investments........................................      312       435
  Other invested assets.........................................    4,735     4,068
                                                                  -------   -------
     Total investments..........................................   26,409    24,558
Cash and cash equivalents.......................................      507       357
Accrued investment income.......................................      185       183
Premiums and other receivables..................................    3,482     3,256
Deferred policy acquisition costs and value of business
  acquired......................................................    3,650     3,388
Current income tax recoverable..................................       86       168
Other assets....................................................      327       339
Separate account assets.........................................    2,097     2,210
                                                                  -------   -------
     Total assets...............................................  $36,743   $34,459
                                                                  =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits........................................  $11,285   $10,291
  Policyholder account balances.................................   10,791    10,398
  Other policyholder funds......................................    2,492     2,202
  Policyholder dividends payable................................      102       108
  Short-term debt -- affiliated.................................       50        --
  Long-term debt................................................      628       408
  Collateral financing arrangements.............................      850       850
  Junior subordinated debt securities...........................      399       399
  Shares subject to mandatory redemption........................      159       159
  Deferred income tax liability.................................      973     1,022
  Payables for collateral under securities loaned and other
     transactions...............................................    1,438     1,642
  Other liabilities.............................................    2,201     1,736
  Separate account liabilities..................................    2,097     2,210
                                                                  -------   -------
     Total liabilities..........................................   33,465    31,425
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 14)
STOCKHOLDER'S EQUITY:
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized; 3,000,000 shares issued and outstanding...........        3         3
Additional paid-in capital......................................    1,849     1,839
Retained earnings...............................................      969       775
Accumulated other comprehensive income..........................      457       417
                                                                  -------   -------
     Total stockholder's equity.................................    3,278     3,034
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $36,743   $34,459
                                                                  =======   =======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $5,218   $4,647   $4,179
Universal life and investment-type product policy fees....     188      226      149
Net investment income.....................................   1,419    1,302    1,171
Other revenues............................................     104       67       57
Net investment gains (losses).............................    (268)     (14)      57
                                                            ------   ------   ------
     Total revenues.......................................   6,661    6,228    5,613
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................   4,474    3,935    3,714
Interest credited to policyholder account balances........     409      405      374
Policyholder dividends....................................     163      170      171
Other expenses............................................   1,293    1,361    1,147
                                                            ------   ------   ------
     Total expenses.......................................   6,339    5,871    5,406
                                                            ------   ------   ------
Income before provision for income tax....................     322      357      207
Provision for income tax..................................     123      125       66
                                                            ------   ------   ------
Net income................................................  $  199   $  232   $  141
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                          ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                        -----------------------------------------
                                                                              NET          FOREIGN       DEFINED
                                                ADDITIONAL                UNREALIZED       CURRENCY      BENEFIT
                                       COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION      PLANS
                                       STOCK      CAPITAL    EARNINGS   GAINS (LOSSES)    ADJUSTMENT   ADJUSTMENT    TOTAL
                                      -------   ----------   --------   --------------   -----------   ----------   -------
Balance at January 1, 2005..........  $     3    $  1,843     $  428      $       356    $        38    $      (6)  $ 2,662
Sale of subsidiary..................                    7                                                                 7
Equity transactions of majority
  owned subsidiary..................                  (14)                                                              (14)
Dividends on common stock...........                             (13)                                                   (13)
Comprehensive income:
  Net income........................                             141                                                    141
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                               75                                    75
     Foreign currency translation
       adjustments, net of income
       tax..........................                                                               3                      3
     Additional minimum pension
       liability adjustment, net of
       income tax...................                                                                            2         2
                                                                                                                    -------
     Other comprehensive income
       (loss).......................                                                                                     80
                                                                                                                    -------
  Comprehensive income..............                                                                                    221
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at December 31, 2005........        3       1,836        556              431             41           (4)    2,863
Sale of subsidiary..................                   (9)                                                               (9)
Equity transactions of majority
  owned subsidiary..................                   12                                                                12
Dividends on common stock...........                             (13)                                                   (13)
Comprehensive income:
  Net income........................                             232                                                    232
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                              (62)                                  (62)
     Foreign currency translation
       adjustments, net of income
       tax..........................                                                              11                     11
     Additional minimum pension
       liability adjustment, net of
       income tax...................                                                                            1         1
                                                                                                                    -------
     Other comprehensive income
       (loss).......................                                                                                    (50)
                                                                                                                    -------
  Comprehensive income..............                                                                                    182
                                                                                                                    -------
  Adoption of SFAS 158, net of
     income tax.....................                                                                           (1)       (1)
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at December 31, 2006........        3       1,839        775              369             52           (4)    3,034
Cumulative effect of a change in
  accounting principle, net of
  income tax (Note 1)...............                              (5)                                                    (5)
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at January 1, 2007..........        3       1,839        770              369             52           (4)    3,029
Equity transactions of majority
  owned subsidiary..................                   10                                                                10
Comprehensive income:
  Net income........................                             199                                                    199
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                              (21)                                  (21)
     Foreign currency translation
       adjustments, net of income
       tax..........................                                                              60                     60
     Defined benefit plans
       adjustment, net of income
       tax..........................                                                                            1         1
                                                                                                                    -------
     Other comprehensive income
       (loss).......................                                                                                     40
                                                                                                                    -------
  Comprehensive income..............                                                                                    239
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at December 31, 2007........       $3      $1,849       $969             $348           $112          $(3)   $3,278
                                      =======    ========     ======      ===========    ===========    =========   =======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                            2007      2006      2005
                                                          -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..............................................  $   199   $   232   $   141
Adjustments to reconcile net income to net cash provided
  by operating activities:
     Depreciation and amortization expenses.............        7         8        12
     Amortization of premiums and accretion of discounts
       associated with investments, net.................      (33)      (13)      (11)
     (Gains) losses from sales of investments and
       businesses, net..................................      268        14       (57)
     Interest credited to policyholder account
       balances.........................................      409       405       374
     Universal life and investment-type product policy
       fees.............................................     (188)     (226)     (149)
     Change in premiums and other receivables...........     (226)     (511)      (25)
     Change in deferred policy acquisition costs, net...     (339)     (306)     (219)
     Change in insurance-related liabilities............    1,348       963       874
     Change in income tax payable.......................       65       194       (14)
     Change in other assets.............................      117        87       (93)
     Change in other liabilities........................      432        97        52
     Other, net.........................................        3       (24)       (2)
                                                          -------   -------   -------
Net cash provided by operating activities...............    2,062       920       883
                                                          -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..........................    2,974     4,623     5,353
     Equity securities..................................       34        68        --
     Mortgage loans on real estate......................       26        87       194
     Real estate and real estate joint ventures.........        1        --         6
     Other limited partnership interests................        1         5         2
  Purchases of:
     Fixed maturity securities..........................   (4,116)   (6,056)   (6,686)
     Equity securities..................................      (12)      (40)      (28)
     Mortgage loans on real estate......................     (129)     (160)      (38)
     Real estate and real estate joint ventures.........       (1)       (3)       (1)
     Other limited partnership interests................      (19)       --        --
  Net change in short-term investments..................      123      (282)      (67)
  Proceeds from sales of businesses, net of cash
     disposed of $0, $5 and $0, respectively............       --        71        37
  Net change in other invested assets...................     (976)     (705)     (521)
  Other, net............................................      (43)      (50)      (18)
                                                          -------   -------   -------
Net cash used in investing activities...................  $(2,137)  $(2,442)  $(1,767)
                                                          -------   -------   -------




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.............................................  $1,147   $1,446   $1,424
     Withdrawals..........................................    (986)    (828)    (953)
  Net change in payables for collateral under securities
     loaned and other transactions........................    (204)     259      (78)
  Net change in short-term debt -- affiliated.............      50       --       --
  Long-term debt issued...................................     297       --       --
  Long-term debt repaid...................................     (79)    (100)      (3)
  Collateral financing arrangements issued................      --      850       --
  Capital contribution from parent from sales of
     subsidiaries, net....................................      --       --        7
  Junior subordinated debt securities issued..............      --       --      397
  Dividends on common stock...............................      --      (13)     (13)
  Debt issuance costs.....................................      --      (13)      (6)
  Other, net..............................................      --       10        5
                                                            ------   ------   ------
Net cash provided by financing activities.................     225    1,611      780
                                                            ------   ------   ------
Change in cash and cash equivalents.......................     150       89     (104)
Cash and cash equivalents, beginning of year..............     357      268      372
                                                            ------   ------   ------
CASH AND CASH EQUIVALENTS, END OF YEAR....................  $  507   $  357   $  268
                                                            ======   ======   ======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.............................................  $  129   $   73   $   48
                                                            ======   ======   ======
     Income tax...........................................  $  (85)  $   --   $  143
                                                            ======   ======   ======
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed....................................  $   --   $  321   $   40
       Less: liabilities disposed.........................      --      236        3
                                                            ------   ------   ------
       Net assets disposed................................      --       85       37
       Less: cash disposed................................      --        5       --
                                                            ------   ------   ------
       Business dispositions, net of cash disposed........  $   --   $   80   $   37
                                                            ======   ======   ======
     Return of capital to parent from sale of subsidiary..  $   --   $   (9)  $   --
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. GenAmerica is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals, group insurance and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in forty-nine states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, Africa and Australia.

     On May 1, 2006, the Company sold its wholly-owned subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, MetLife. Immediately following the sale, Paragon was merged with and into MLIC. Paragon is included in the accompanying consolidated financial statements until the date of its sale. See Note 2.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and its subsidiaries, including Reinsurance Group of America, Incorporated ("RGA"). Intercompany accounts and transactions have been eliminated.

     General American owned approximately 52% of RGA in 2007 and 53% in 2006 and 2005. See Note 14.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,534 million and $1,347 million at December 31, 2007 and 2006, respectively.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2007 presentation. Such reclassifications include $850 million relating to long-term debt reclassified to collateral financing arrangements on the consolidated balance sheet at December 31, 2006 and the consolidated statement of cash flows for the year ended December 31, 2006. See Note 10 for a description of the transaction.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)   the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the liability for future policyholder benefits;

          (viii) accounting for income taxes and the valuation of deferred tax assets;

          (ix)  accounting for reinsurance transactions;

          (x)   accounting for employee benefit plans; and

          (xi)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses).

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of funds withheld at interest. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies, and equal to the net statutory reserves, are withheld and continue to be legally owned by the ceding companies. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the treaty terms which may be contractually specified or directly related to the investment portfolio and records it in net investment income. Other invested assets also include stand-alone derivatives with positive fair values and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain structured investment transactions, real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses) or interest credited to policyholder balances. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) or interest credited to policyholder balances. Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) or interest credited to policyholder account balances, if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $106 million and $105 million at December 31, 2007 and 2006, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $71 million at both December 31, 2007 and 2006, respectively. Related depreciation and amortization expense was $7 million for each of the years ended December 31, 2007, 2006 and 2005.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $59 million and $56 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $37 million and $30 million at December 31, 2007 and 2006, respectively. Related amortization expense was $7 million, $6 million and $11 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts, future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair value is determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3% to 7%.

     Participating business represented approximately 30% and 31% of General American's life insurance in-force, and 52% and 56% of the number of its life insurance policies in-force, at December 31, 2007 and 2006, respectively. Participating policies represented approximately 95%, 99% and 98% of gross life insurance premiums for the years ended December 31, 2007, 2006 and 2005, respectively. Total premiums for General American were $302 million, $299 million and $311 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities is 5%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's 500 Index experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments and (ii) credited interest, ranging from 3% to 6%, less expenses, mortality charges, and withdrawals.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Policyholder Dividends

     Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Income Taxes

     General American joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either a separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 13) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans in various forms. These benefit plans are accounted for following the guidance outlined in Statement of Financial Accounting Standards ("SFAS") No. 87, Employers' Accounting for Pensions ("SFAS 87"), SFAS No. 106, Employers Accounting for Postretirement Benefits Other Than Pensions, SFAS No. 112, Employers Accounting for Postemployment Benefits -- An Amendment of FASB Statements No. 5 and No. 43 and as of December 31, 2006, SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and SFAS No. 132(r) ("SFAS 158"). The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS 158. Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $6 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits, offset by $11 million of minority interest, resulting in no corresponding change to the January 1, 2007 balance of retained earnings. See also Note 13.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of ($5) million, net of income tax of ($3) million, which was recorded as a reduction to retained earnings.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

          (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

          (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

          (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

          (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

          (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $1 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also "Summary of Significant Accounting Policies and Critical Accounting Estimates" and Note 15.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133"), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

            (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

            (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

            (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

            (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively Emerging Issues Task Force ("EITF") Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that: (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. While the Company does not expect such changes in valuation to have a material impact on the Company's financial statements at January 1, 2008, the addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1") . Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

2.  DISPOSITIONS

     On May 1, 2006, the Company sold Paragon to its ultimate parent, MetLife. The Company received consideration of $71 million, net of cash sold of $5 million. Immediately following the sale, MetLife merged Paragon with and into MLIC. The amount received below book value was recorded as a return of capital to MLIC of $9 million. Total assets and total liabilities of Paragon at December 31, 2005 were $727 million and $643 million, respectively. Total revenues of Paragon included in the Company's consolidated revenues were $23 million and $61 million for the years ended December 31, 2006 and 2005, respectively.

     In March 2005, the Company sold its White Oak and Krisman subsidiaries to MLIC for consideration of $44 million. The amount received above book value was recorded as a capital contribution from MLIC of $7 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Total assets and total liabilities of the entities sold at December 31, 2004 were $40 million and $3 million, respectively. Total revenues of the entities sold included in the Company's consolidated revenues were less than $1 million for the year ended December 31, 2005.

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST      GAIN    LOSS   FAIR VALUE   TOTAL
                                        ---------   ------   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $ 5,940    $  129   $163     $ 5,906     34.1%
Foreign government securities.........     2,486       868      8       3,346     19.3
Residential mortgage-backed
  securities..........................     3,142        25     26       3,141     18.2
Foreign corporate securities..........     1,986       170     39       2,117     12.2
Commercial mortgage-backed
  securities..........................     1,517        20     19       1,518      8.8
Asset-backed securities...............       820         2     48         774      4.5
U.S. Treasury/agency securities.......       372        14     --         386      2.2
State and political subdivision
  securities..........................        56        --      1          55      0.3
Other fixed maturity securities.......       103        --     29          74      0.4
                                         -------    ------   ----     -------    -----
  Total fixed maturity securities.....   $16,422    $1,228   $333     $17,317    100.0%
                                         =======    ======   ====     =======    =====
Non-redeemable preferred stocks.......   $   159    $    2   $ 21     $   140     83.3%
Common stocks.........................        28        --     --          28     16.7
                                         -------    ------   ----     -------    -----
  Total equity securities.............   $   187    $    2   $ 21     $   168    100.0%
                                         =======    ======   ====     =======    =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                       DECEMBER 31, 2006
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST      GAIN    LOSS   FAIR VALUE   TOTAL
                                        ---------   ------   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $ 5,714    $  153   $ 71     $ 5,796     35.9%
Foreign government securities.........     1,947       687      5       2,629     16.3
Residential mortgage-backed
  securities..........................     3,158        13     33       3,138     19.5
Foreign corporate securities..........     1,519       153     13       1,659     10.3
Commercial mortgage-backed
  securities..........................     1,259        14     14       1,259      7.8
Asset-backed securities...............       854         4      2         856      5.3
U.S. Treasury/agency securities.......       657         3      5         655      4.1
State and political subdivision
  securities..........................        72         1      1          72      0.4
Other fixed maturity securities.......       102        --     32          70      0.4
                                         -------    ------   ----     -------    -----
  Total fixed maturity securities.....   $15,282    $1,028   $176     $16,134    100.0%
                                         =======    ======   ====     =======    =====
Non-redeemable preferred stocks.......   $   191    $    4   $  2     $   193     91.9%
Common stocks.........................        14         3     --          17      8.1
  Total equity securities.............   $   205    $    7   $  2     $   210    100.0%
                                         =======    ======   ====     =======    =====



     The Company held foreign currency derivatives with notional amounts of $839 million and $670 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $285 million and $349 million, respectively, and unrealized losses of $28 million and less than $1 million, respectively. These securities are classified within asset-backed securities in the immediately preceding table. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 27% was guaranteed by financial guarantors who remain Aaa rated through March 2008. Overall, at December 31, 2007, $729 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $375 million, $227 million and $127 million at December 31, 2007, are included within asset-backed securities, corporate securities and state and political subdivision securities, respectively, and 86% were guaranteed by financial guarantors who remained Aaa rated through March 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $488 million and $452 million at December 31, 2007 and 2006, respectively. These securities had net unrealized gains of $4 million and $18 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were less than $1 million at December 31, 2007. There were no non-income producing fixed maturity securities at December 31, 2006. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million at December 31, 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $   269      $   276     $   326      $   331
Due after one year through five years...     2,290        2,348       2,052        2,103
Due after five years through ten years..     2,615        2,668       2,649        2,680
Due after ten years.....................     5,769        6,592       4,984        5,767
                                           -------      -------     -------      -------
  Subtotal..............................    10,943       11,884      10,011       10,881
Mortgage-backed and other asset-backed
  securities............................     5,479        5,433       5,271        5,253
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $16,422      $17,317     $15,282      $16,134
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Proceeds............................................  $2,572   $3,989   $5,608
Gross investment gains..............................  $   36   $   47   $   99
Gross investment losses.............................  $  (59)  $  (67)  $  (65)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                  DECEMBER 31, 2007
                                     ---------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                                                         THAN
                                       LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     -----------------------   -----------------------   -----------------------
                                                     GROSS                     GROSS                     GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                     ----------   ----------   ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........    $1,914        $105        $1,048        $ 58        $2,962        $163
Foreign government securities......       231           3           101           5           332           8
Residential mortgage-backed
  securities.......................       690          14           705          12         1,395          26
Foreign corporate securities.......       510          23           254          16           764          39
Commercial mortgage-backed
  securities.......................       154           6           529          13           683          19
Asset-backed securities............       557          37           117          11           674          48
U.S. Treasury/agency securities....         1          --            --          --             1          --
State and political subdivision
  securities.......................        28           1            15          --            43           1
Other fixed maturity securities....        74          29            --          --            74          29
                                       ------        ----        ------        ----        ------        ----
  Total fixed maturity securities..    $4,159        $218        $2,769        $115        $6,928        $333
                                       ======        ====        ======        ====        ======        ====
Equity securities..................    $   92        $ 19        $   15        $  2        $  107        $ 21
                                       ======        ====        ======        ====        ======        ====
Total number of securities in an
  unrealized loss position.........     1,160                       607
                                       ======                    ======




                                                                  DECEMBER 31, 2006
                                     ---------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                                                         THAN
                                       LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     -----------------------   -----------------------   -----------------------
                                                     GROSS                     GROSS                     GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                     ----------   ----------   ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........    $1,397         $19        $1,322        $ 52        $2,719        $ 71
Foreign government securities......       267           4            31           1           298           5
Residential mortgage-backed
  securities.......................       855           7         1,267          26         2,122          33
Foreign corporate securities.......       407           8           139           5           546          13
Commercial mortgage-backed
  securities.......................       319           1           508          13           827          14
Asset-backed securities............       272           1            60           1           332           2
U.S. Treasury/agency securities....       458           4            60           1           518           5
State and political subdivision
  securities.......................        29          --            13           1            42           1
Other fixed maturity securities....        71          32            --          --            71          32
                                       ------         ---        ------        ----        ------        ----
  Total fixed maturity securities..    $4,075         $76        $3,400        $100        $7,475        $176
                                       ======         ===        ======        ====        ======        ====
Equity securities..................    $   49         $ 1        $   16        $  1        $   65        $  2
                                       ======         ===        ======        ====        ======        ====
Total number of securities in an
  unrealized loss position.........       907                       676
                                       ======                    ======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2007
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................    $2,388     $159       $ 94       $43       550        88
Six months or greater but less than nine
  months................................     1,243       10         64         3       340         8
Nine months or greater but less than
  twelve months.........................       715       --         40        --       186        --
Twelve months or greater................     2,864       10        107         3       595         4
                                            ------     ----       ----       ---
  Total.................................    $7,210     $179       $305       $49
                                            ======     ====       ====       ===




                                                                DECEMBER 31, 2006
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................    $3,369      $ 8       $ 58       $ 2       621         4
Six months or greater but less than nine
  months................................       184       --          3        --        78        --
Nine months or greater but less than
  twelve months.........................       640       --         14        --       204        --
Twelve months or greater................     3,516        1        101        --       675         1
                                            ------      ---       ----       ---
  Total.................................    $7,709      $ 9       $176       $ 2
                                            ======      ===       ====       ===



     At December 31, 2007 and 2006, $305 million and $176 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 2%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $49 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. Of such unrealized losses of $49 million, $43 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 22% of the cost or amortized cost of such securities. All such unrealized losses related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held no fixed maturity and equity securities with a gross unrealized loss at December 31, 2007 of greater than $10 million. The Company held one fixed maturity security with a gross unrealized loss at December 31, 2006 of equal to or greater than $10 million. This security represented 6%, or $10 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2007 and 2006, the Company had $354 million and $178 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
U.S. corporate securities....................................    46%    40%
Asset-backed securities......................................    14      1
Foreign corporate securities.................................    11      7
Residential mortgage-backed securities.......................     7     19
Commercial mortgage-backed securities........................     5      8
Other........................................................    17     25
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===
INDUSTRY:
Finance......................................................    37%    11%
Asset-backed.................................................    14      1
Mortgage-backed..............................................    12     27
Utility......................................................     8     13
Industrial...................................................     6     16
Government...................................................     2      6
Other........................................................    21     26
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $1,372 million and $1,566 million and an estimated fair value of $1,392 million and $1,587 million were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $1,434 million and $1,640 million at December 31, 2007 and 2006, respectively. There was no security collateral on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006.

  ASSETS ON DEPOSIT AND HELD IN TRUST AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,368 million and $1,009 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had a cost or amortized cost of $2,307 million and $2,228 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as
collateral for various derivative transactions as described in            Note
4.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $1,033      96%     $925       95%
Agricultural mortgage loans...................      42       4        46        5
                                                ------     ---      ----      ---
  Total.......................................   1,075     100%      971      100%
                                                           ===                ===
Less: Valuation allowances....................       2                --
                                                ------              ----
  Mortgage loans on real estate...............  $1,073              $971
                                                ======              ====



     Mortgage loans on real estate are collateralized by properties primarily located in the United States. At December 31, 2007, 22%, 12% and 7% of the value of the Company's mortgage loans on real estate were collateralized by property located in California, Florida and Illinois, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2007      2006      2005
                                                         ----      ----      ----
                                                               (IN MILLIONS)
Balance at January 1,..................................   $--       $ 1       $ 3
Additions..............................................     2        --        --
Deductions.............................................    --        (1)       (2)
                                                          ---       ---       ---
Balance at December 31,................................   $ 2       $--       $ 1
                                                          ===       ===       ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $6     $ 6
Less: Valuation allowances on impaired loans.................    2      --
                                                                --     ---
  Impaired loans.............................................   $4     $ 6
                                                                ==     ===



     The average investment on impaired loans was $6 million, $1 million and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Real estate..................................................  $ 68   $ 68
Accumulated depreciation.....................................   (16)   (14)
                                                               ----   ----
Net real estate..............................................    52     54
Real estate joint ventures...................................     3      2
                                                               ----   ----
  Total real estate holdings.................................  $ 55   $ 56
                                                               ====   ====



     All of the Company's real estate holdings are classified as held-for-investment. Related depreciation expense on real estate was $2 million, $1 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................    $37       67%      $37       66%
Industrial....................................     16       29        17       30
Retail........................................      2        4         2        4
                                                  ---      ---       ---      ---
  Total real estate holdings..................    $55      100%      $56      100%
                                                  ===      ===       ===      ===



     The Company's real estate holdings are located in the United States. At December 31, 2007, 95% of the Company's real estate holdings were located in California.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $33 million and $20 million at December 31, 2007 and 2006, respectively. Included within other limited partnership interests at December 31, 2007 are $9 million of hedge funds. The Company had no hedge funds included within other limited partnership interests at December 31, 2006. For the year ended December 31, 2007, net investment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES income from other limited partnership interests included a loss of less than $1 million, related to hedge funds. The Company did not have net investment income from other limited partnership interests related to hedge funds for the years ended December 31, 2006 and 2005.

  FUNDS WITHHELD AT INTEREST

     Funds withheld at interest, included in other invested assets, were $4,508 million and $3,806 million at December 31, 2007 and 2006, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $  951   $  864   $  772
Equity securities...................................      15       16       11
Mortgage loans on real estate.......................      65       63       75
Policy loans........................................     164      154      159
Real estate and real estate joint ventures..........      11       12       11
Other limited partnership interests.................      (4)      (1)      (5)
Cash, cash equivalents and short-term investments...      29       17       11
Interest on funds held at interest..................     277      257      192
Other...............................................      16       16        9
                                                      ------   ------   ------
  Total investment income...........................   1,524    1,398    1,235
Less: Investment expenses...........................     105       96       64
                                                      ------   ------   ------
  Net investment income.............................  $1,419   $1,302   $1,171
                                                      ======   ======   ======



     For the years ended December 31, 2007 and 2006, there was no affiliated net investment income related to fixed maturity securities. For the year ended December 31, 2005, affiliated net investment income related to fixed maturity securities was less than $1 million and is included in the table above. For each of the years ended December 31, 2007 and 2006, affiliated investment expenses of $5 million are included in the table above. For the year ended December 31, 2005, there were no affiliated investment expenses. See Related Party Investment Transactions for discussion of affiliated net investment income related to short-term investments included in the table above.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2007   2006   2005
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Fixed maturity securities..............................  $ (32)  $(27)  $ 32
Equity securities......................................     --      6     --
Mortgage loans on real estate..........................     (2)     1     10
Real estate and real estate joint ventures.............      1     --      4
Derivatives............................................   (257)     8    (15)
Other..................................................     22     (2)    26
                                                         -----   ----   ----
  Net investment gains (losses)........................  $(268)  $(14)  $ 57
                                                         =====   ====   ====



     For the years ended December 31, 2007 and 2005, affiliated net investment gains of less then $1 million and $29 million, respectively, are included in the table above. There were no affiliated net investment gains (losses) for the year ended December 31, 2006.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $9 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $ 893   $ 852   $ 997
Equity securities....................................    (19)      5       2
Derivatives..........................................     (2)     (2)     (2)
Minority interest....................................   (150)   (159)   (171)
Other................................................    (28)    (20)    (39)
                                                       -----   -----   -----
  Subtotal...........................................    694     676     787
                                                       -----   -----   -----
Amounts allocated from DAC and VOBA..................    (97)    (27)    (45)
Deferred income tax..................................   (249)   (280)   (311)
                                                       -----   -----   -----
  Subtotal...........................................   (346)   (307)   (356)
                                                       -----   -----   -----
Net unrealized investment gains (losses).............  $ 348   $ 369   $ 431
                                                       =====   =====   =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) are as follows:

                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2007    2006   2005
                                                        ----   -----   ----
                                                           (IN MILLIONS)
Balance, January 1,...................................  $369   $ 431   $356
Unrealized investment gains (losses) during the year..    18    (111)    94
Unrealized gains (losses) relating to:
  DAC and VOBA........................................   (70)     18     42
  Deferred income tax.................................    31      31    (61)
                                                        ----   -----   ----
Balance, December 31,.................................  $348   $ 369   $431
                                                        ====   =====   ====
Net change in unrealized investment gains (losses)....  $(21)  $ (62)  $ 75
                                                        ====   =====   ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                         NOT PRIMARY BENEFICIARY
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Other limited partnership interest(3)..................    $    7        $ 5
Trust preferred securities(4)..........................     5,275         67
                                                           ------        ---
  Total................................................    $5,282        $72
                                                           ======        ===



--------

   (1) The assets of the other limited partnership interests and trust preferred securities are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to other limited partnership interests and trust preferred securities is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

   (4) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $224 million and $238 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $15 million, $4 million and less than $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                           YEARS ENDED DECEMBER
                                                                    31,
                                                          ----------------------
                                                          2007     2006     2005
                                                          ----     ----     ----
                                                               (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................      $19      $--     $536
Amortized cost of assets transferred to affiliates...      $19      $--     $501
Net investment gains (losses) recognized on
  transfers..........................................      $--      $--     $ 35
Estimated fair value of assets transferred from
  affiliates.........................................      $10      $--     $382


4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                                  DECEMBER 31, 2007                 DECEMBER 31, 2006
                                           -------------------------------   -------------------------------
                                                         CURRENT MARKET                    CURRENT MARKET
                                                          OR FAIR VALUE                     OR FAIR VALUE
                                           NOTIONAL   --------------------   NOTIONAL   --------------------
                                            AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                           --------   ------   -----------   --------   ------   -----------
                                                                    (IN MILLIONS)
Interest rate swaps......................   $  422      $38        $ 1        $  359      $29        $ 2
Financial futures........................      213        1          2           213        2         --
Foreign currency swaps...................      226       --         11            31       --          4
Foreign currency forwards................      815       38         --           643       20         --
Financial forwards.......................       --       --         --            --       --          1
Credit default swaps.....................      395        1          2           241       --         --
                                            ------      ---        ---        ------      ---        ---
  Total..................................   $2,071      $78        $16        $1,487      $51        $ 7
                                            ======      ===        ===        ======      ===        ===



     The above table does not include notional amounts for equity futures and equity variance swaps. At December 31, 2007, the Company owned 160 equity futures. The Company did not own equity futures at December 31, 2006. Fair values of equity futures are included in financial futures in the preceding table. At both December 31, 2007 and 2006, the Company owned 4,500 equity variance swaps. Fair values of equity variance swaps are included in financial forwards in the preceding table.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                          ------------------------------------------------------------------------------------
                                               AFTER ONE YEAR      AFTER FIVE YEARS
                          ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                          ----------------   ------------------   -----------------   ---------------   ------
                                                              (IN MILLIONS)
Interest rate swaps.....       $   18               $ 91                 $ 66               $247        $  422
Financial futures.......          213                 --                   --                 --           213
Foreign currency swaps..           --                  5                   20                201           226
Foreign currency
  forwards..............          807                 --                   --                  8           815
Credit default swaps....           --                147                   23                225           395
                               ------               ----                 ----               ----        ------
  Total.................       $1,038               $243                 $109               $681        $2,071
                               ======               ====                 ====               ====        ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
Fair value......................   $   17      $--        $ 1        $    3      $--        $--
Cash flow.......................        4       --         --             9       --         --
Foreign operations..............      197       --          5            --       --         --
Non-qualifying..................    1,853       78         10         1,475       51          7
                                   ------      ---        ---        ------      ---        ---
  Total.........................   $2,071      $78        $16        $1,487      $51        $ 7
                                   ======      ===        ===        ======      ===        ===



     The Company recognized insignificant net investment income (expense) from settlement payments related to qualifying hedges for the years ended December 31, 2007, 2006 and 2005.

     The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of $3 million, $3 million, and $11 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  FAIR VALUE HEDGES

     The Company utilizes interest rate swaps to convert fixed rate investments to floating rate investments. The Company designates and accounts for these interest rate swaps as fair value hedges when they have met the requirements of SFAS 133.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Changes in the fair value of derivatives..............   $(1)      $--       $--
Changes in the fair value of the items hedged.........     1        --        --
                                                         ---       ---       ---
Net ineffectiveness of fair value hedging activities..   $--       $--       $--
                                                         ===       ===       ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) as the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized an insignificant amount in net investment gains (losses), which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     For the years ended December 31, 2007 and 2006, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was insignificant. For the year ended December 31, 2005, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was ($2) million. At December 31, 2007, 2006 and 2005, the net amount accumulated in other comprehensive income (loss) relating to cash flow hedges was ($2) million.

     At December 31, 2007, insignificant amounts of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2007, 2006 and 2005.

     The Company's consolidated statement of stockholder's equity for the year ended December 31, 2007 includes gains (losses) of ($5) million related to foreign currency contracts used to hedge its net investments in foreign operations. The Company did not record any gains (losses) on foreign currency contracts for the years ended December 31, 2006 and 2005. At December 31, 2007, the cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income related to these hedges was approximately ($5) million. There was no foreign currency translation gain (loss) recorded in 2006. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

(iv) equity variance swaps, equity futures and interest rate futures to economically hedge liabilities embedded in certain variable annuity products; and (v) credit default swaps to synthetically create investments.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2007      2006      2005
                                                      -----      ----      ----
                                                            (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives.......................................  $(110)      $(3)     $(34)


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include modified coinsurance contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivatives assets..................................  $ 66    $57
Embedded derivatives liabilities.............................  $628    $52


     The following table presents changes in fair value related to embedded derivatives:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2007   2006   2005
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Net investment gains (losses)..........................  $(150)  $  7   $  7
Interest credited to policyholder account balances.....  $ (66)  $(80)  $(45)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require the accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $4 million and $2 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

     The Company has exchange traded futures, which require the pledging of collateral. At both December 31, 2007 and 2006, the Company pledged collateral of $2 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC    VOBA    TOTAL
                                                      ------   ----   ------
                                                           (IN MILLIONS)
Balance at January 1, 2005..........................  $2,617   $648   $3,265
  Capitalizations...................................     649     --      649
                                                      ------   ----   ------
     Subtotal.......................................   3,266    648    3,914
                                                      ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      12      2       14
     Unrealized investment gains (losses)...........     (28)   (14)     (42)
     Other expenses.................................     652     31      683
                                                      ------   ----   ------
       Total amortization...........................     636     19      655
                                                      ------   ----   ------
  Less: Dispositions and other......................     120     --      120
                                                      ------   ----   ------
Balance at December 31, 2005........................   2,510    629    3,139
  Capitalizations...................................     761     --      761
                                                      ------   ----   ------
     Subtotal.......................................   3,271    629    3,900
                                                      ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..................       2     (2)      --
     Unrealized investment gains (losses)...........      (3)   (15)     (18)
     Other expenses.................................     570    (15)     555
                                                      ------   ----   ------
          Total amortization........................     569    (32)     537
                                                      ------   ----   ------
  Less: Dispositions and other......................     (52)    27      (25)
                                                      ------   ----   ------
Balance at December 31, 2006........................   2,754    634    3,388
  Effect of SOP 05-1 adoption.......................      (3)    (5)      (8)
  Capitalizations...................................     810     --      810
                                                      ------   ----   ------
     Subtotal.......................................   3,561    629    4,190
                                                      ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..................    (112)    (2)    (114)
     Unrealized investment gains (losses)...........      (1)    71       70
     Other expenses.................................     644     12      656
                                                      ------   ----   ------
          Total amortization........................     531     81      612
                                                      ------   ----   ------
  Less: Dispositions and other......................     (72)    --      (72)
                                                      ------   ----   ------
Balance at December 31, 2007........................  $3,102   $548   $3,650
                                                      ======   ====   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $39 million in 2008, $33 million in 2009, $33 million in 2010, $35 million in 2011 and $36 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

6.  GOODWILL

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Balance at January 1,.......................................  $131   $134
Dispositions and other, net.................................    --     (3)
                                                              ----   ----
Balance at December 31,.....................................  $131   $131
                                                              ====   ====



7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                      DECEMBER 31,
                                -------------------------------------------------------
                                                       POLICYHOLDER          OTHER
                                  FUTURE POLICY          ACCOUNT          POLICYHOLDER
                                     BENEFITS            BALANCES            FUNDS
                                -----------------   -----------------   ---------------
                                  2007      2006      2007      2006     2007     2006
                                -------   -------   -------   -------   ------   ------
                                                     (IN MILLIONS)
Group life....................  $    34   $    39   $    --   $    --   $    1   $    1
Retirement & savings..........       35        36        42        65       --       --
Non-medical health & other....      329       352        --        --        5        4
Traditional life..............    4,596     4,616        --        --      118      113
Universal variable life.......       64        65     3,079     3,069       58       59
Annuities.....................       87        76       886       926       --       --
Reinsurance...................    6,159     5,140     6,657     6,212    2,297    1,978
Other.........................      (19)      (33)      127       126       13       47
                                -------   -------   -------   -------   ------   ------
  Total.......................  $11,285   $10,291   $10,791   $10,398   $2,492   $2,202
                                =======   =======   =======   =======   ======   ======



     Affiliated future policy benefits, included in the table above, were less than $1 million at both December 31, 2007 and 2006. Affiliated policyholder account balances, included in the table above, were less than $1 million at both December 31, 2007 and 2006. Affiliated other policyholder funds, included in the table above, were ($227) million and ($163) million at December 31, 2007 and 2006, respectively.

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $2,020 million and $1,997 million at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $77 million and $213 million at December 31, 2007 and 2006, respectively. The average interest rate credited on these contracts was 4.14% and 4.02% at December 31, 2007 and 2006, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $57 million, $84 million and $113 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For each of the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     RGA issues fixed and floating rate obligations under its GIC program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2007, 2006 and 2005, there were no new issuances by RGA under the GIC program. During the years ended December 31, 2007, 2006 and 2005, RGA repaid $5 million, $3 million and $23 million, respectively, of GICs under this program. At December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $15 million and $17 million, respectively. During each of the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which is included in interest credited to policyholder account balances, was $1 million.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and
(ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                           DECEMBER 31,
                                -----------------------------------------------------------------
                                              2007                              2006
                                -------------------------------   -------------------------------
                                IN THE EVENT OF         AT        IN THE EVENT OF         AT
                                     DEATH        ANNUITIZATION        DEATH        ANNUITIZATION
                                ---------------   -------------   ---------------   -------------
                                                          (IN MILLIONS)
ANNUITY CONTRACTS (1)
TWO TIER ANNUITIES
  General account value.......           N/A        $     286              N/A        $     296
  Net amount at risk (2)......           N/A        $      51(4)           N/A        $      53(4)
  Average attained age of
     contractholders..........           N/A         60 years              N/A         58 years


                                                           DECEMBER 31,
                                -----------------------------------------------------------------
                                              2007                              2006
                                -------------------------------   -------------------------------
                                   SECONDARY         PAID UP         SECONDARY         PAID UP
                                   GUARANTEES       GUARANTEES       GUARANTEES       GUARANTEES
                                ---------------   -------------   ---------------   -------------
                                                          (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE
  CONTRACTS (1)
Account value (general and
  separate account)...........     $   1,107              N/A        $   1,024              N/A
Net amount at risk (2)........     $  18,250(3)           N/A        $  19,066(3)           N/A
Average attained age of
  policyholders...............      57 years              N/A         56 years              N/A


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                                 VARIABLE LIFE
                                                                   CONTRACTS
                                                                 -------------
                                                    ANNUITY
                                                   CONTRACTS
                                                 -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2005.....................       $ 7             $ 5         $12
Incurred guaranteed benefits...................        --               1           1
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2005...................         7               6          13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2006...................         7               6          13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2007...................       $ 7             $ 6         $13
                                                      ===             ===         ===



     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Mutual Fund Groupings
  Equity.....................................................   $18    $16
  Bond.......................................................     1      1
  Balanced...................................................     2     --
  Money Market...............................................     2      3
                                                                ---    ---
     Total...................................................   $23    $20
                                                                ===    ===



8.  REINSURANCE

     General American's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. General American has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, General American reinsured up to 90% of the mortality risk for all new individual life insurance. This practice was initiated for different products starting at various points in time between the mid-1990's and 2000. During 2005, General American changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, General American reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes and for certain individual life policies the retention limits remained unchanged. On a case by case basis, General American may retain up to $2.5 million per life and reinsure 100% of amounts in excess of General American retention limits. RGA retains a maximum of $6 million of coverage per individual life with respect to its assumed business. The Company evaluates its reinsurance programs

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Direct premiums.....................................  $  412   $  415   $  445
Reinsurance assumed.................................   5,575    4,737    4,222
Reinsurance ceded...................................    (769)    (505)    (488)
                                                      ------   ------   ------
Net premiums........................................  $5,218   $4,647   $4,179
                                                      ======   ======   ======
Reinsurance recoverables netted against policyholder
  benefits and claims...............................  $  372   $  375   $  321
                                                      ======   ======   ======



     Reinsurance assumed premiums for the years ended December 31, 2007, 2006 and 2005 include $5,394 million, $4,735 million and $4,220 million, respectively, from RGA, a life reinsurer.

     Reinsurance recoverables, included in premiums and other receivables, were $1,246 million and $1,137 million at December 31, 2007 and 2006, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $331 million and $245 million at December 31, 2007 and 2006, respectively.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including Exeter Reassurance Company, Ltd. ("Exeter Re"), MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI USA"), Metropolitan Tower Life Insurance Company, New England Life Insurance Company, MLIC and Missouri Reinsurance (Barbados), Inc. ("Missouri Re"), all of which are related parties. At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $760 million and $227 million, respectively. At December 31, 2006, comparable assets and liabilities were $653 million and $171 million, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table reflects the related party reinsurance information recorded in income for the:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Assumed premiums.......................................  $129   $129   $129
Assumed benefits, included in policyholder benefits and
  claims...............................................  $194   $155   $174
Assumed benefits, included in policyholder dividends...  $  9   $  7   $  6
Assumed acquisition costs, included in other expenses..  $ --   $  1   $ --
Ceded premiums.........................................  $ 80   $ 85   $108
Ceded fees, included in universal life and investment-
  type product policy fees.............................  $ 65   $ 90   $260
Interest earned on ceded reinsurance, included in other
  revenues.............................................  $  2   $  2   $  5
Ceded benefits, included in policyholder benefits and
  claims...............................................  $ 25   $ 10   $ 90
Ceded benefits, included in interest credited to
  policyholder account balances........................  $ 58   $ 54   $ 54
Ceded benefits, included in policyholder dividends.....  $  9   $  7   $  6
Interest costs on ceded reinsurance, included in other
  expenses.............................................  $  5   $ 45   $106


     Effective September 30, 2005, the Company recaptured its reinsurance agreement with Missouri Re. This agreement ceded, on a coinsurance basis, all business owned life insurance policies. As a result of the recapture of this agreement, the Company paid a recapture fee of $15 million to Missouri Re and $276 million in assets representing the liabilities on this treaty were transferred from Missouri Re to the Company.

     Effective January 1, 2005, the Company entered into a reinsurance agreement to cede an in-force block of business to MLI USA. This agreement covers certain term and universal life policies issued by the Company on and after January 1, 2000 through December 31, 2004. The agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, the Company transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in force as of December 31, 2004. As a result of the transfer of assets, the Company realized a gain of $20 million, net of income taxes. The Company also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, the Company ceded premiums and related fees of $121 million, $119 million and $192 million and ceded benefits and related costs of $86 million, $98 million and $143 million for the years ended December 31, 2007, 2006 and 2005, respectively. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2007 and 2006 were $1,096 million and $1,020 million, respectively.

     Effective January 1, 2005, the Company recaptured its reinsurance agreement with Exeter Re. This agreement ceded, on a modified coinsurance basis, certain policies issued by the Company with universal life secondary guarantees. There was no recapture fee paid since the terms of the recapture agreement for this treaty resulted in no fees due to either party. For the year ended December 31, 2005, the final treaty settlement resulted in a pre-tax gain of $1 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

9.  LONG-TERM DEBT AND SHORT-TERM DEBT -- AFFILIATED

     Long-term debt and short-term debt -- affiliated outstanding is as follows:

                                        INTEREST RATES                      DECEMBER
                                   ------------------------                   31,
                                                   WEIGHTED               -----------
                                       RANGE        AVERAGE    MATURITY   2007   2006
                                   -------------   --------   ---------   ----   ----
                                                                              (IN
                                                                           MILLIONS)
Senior notes.....................  5.63% - 6.75%     6.08%    2011-2017   $497   $200
Fixed rate notes.................      7.25%         7.25%       2008       30    107
Surplus notes....................      7.63%         7.63%       2024      100    100
Other notes......................     8% - 12%       9.44%    2009-2016      1      1
                                                                          ----   ----
Total long-term debt.............                                          628    408
Total short-term
  debt -- affiliated.............                                           50     --
                                                                          ----   ----
  Total..........................                                         $678   $408
                                                                          ====   ====



     The aggregate maturities of long-term debt as of December 31, 2007 for the next five years are $30 million in 2008, less than $1 million in 2009, less than $1 million in 2010, $200 million in 2011, less than $1 million in 2012 and $398 million thereafter.

     Unsecured senior debt ranks highest in priority and consists of senior notes, fixed rate notes and other notes with varying interest rates; followed by subordinated debt which consists of junior subordinated debentures and surplus notes. Payments of interest and principal on the Company's surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the insurance department of the state of domicile.

  SENIOR NOTES

     In March 2007, RGA issued $300 million of 10-year senior notes with a fixed rate of 5.625%, payable semiannually. RGA used $50 million of the net proceeds of the offering to repay existing debt during the year ended December 31, 2007.

     RGA repaid a $100 million 7.25% senior note which matured in April 2006.

  SHORT-TERM DEBT -- AFFILIATED

     On December 31, 2007, MetLife Credit Corp., an affiliate, issued a $50 million short-term loan to the Company with a fixed rate of 4.82%, which was repaid at maturity on January 2, 2008. The Company used the net proceeds of the loan for general corporate purposes.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $42 million, $30 million and $35 million for the years ended December 31, 2007, 2006 and 2005, respectively, and does not include interest expense on collateral financing arrangements, junior subordinated debt securities or shares subject to mandatory redemption. See Notes 10, 11, and 12.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT AND COMMITTED FACILITIES AND LETTERS OF CREDIT

     Credit Facilities. RGA maintains committed and unsecured credit facilities aggregating $824 million as of December 31, 2007. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. Information on these credit facilities as of December 31, 2007 is as follows:

                                                                      LETTER OF
                                                                        CREDIT                   UNUSED
BORROWER(S)                                EXPIRATION      CAPACITY   ISSUANCES   DRAWDOWNS   COMMITMENTS
-----------                                ----------      --------   ---------   ---------   -----------
                                                                  (IN MILLIONS)
Reinsurance Group of America,
  Incorporated.......................  May 2008              $ 30        $ --        $30          $ --
Reinsurance Group of America,
  Incorporated.......................  September 2012(1)      750         406         --           344
Reinsurance Group of America,
  Incorporated.......................  March 2011              44          --         --            44
                                                             ----        ----        ---          ----
  Total..............................                        $824        $406        $30          $388
                                                             ====        ====        ===          ====



--------

   (1) In September 2007, RGA and certain of its subsidiaries entered into a credit agreement with various financial institutions. Under the credit agreement, RGA may borrow and obtain letters of credit for general corporate purposes for its own account or for the account of its subsidiaries with an overall credit facility amount of up to $750 million. The credit agreement replaced a former credit agreement in the amount of up to $600 million which was scheduled to expire on September 29, 2010.

     Committed Facilities. Information on committed facilities as of December 31, 2007 is as follows:

                                                                    LETTER OF
                                                                      CREDIT       UNUSED     MATURITY
ACCOUNT PARTY/BORROWER(S)      EXPIRATION    CAPACITY   DRAWDOWNS   ISSUANCES   COMMITMENTS    (YEARS)
-------------------------     ------------   --------   ---------   ---------   -----------   --------
                                                            (IN MILLIONS)
Timberlake Financial
  L.L.C. ...................  June 2036(1)    $1,000       $850        $--          $150         29
                                              ======       ====        ===          ====



--------

   (1) As described in Note 10, RGA may, at its option, offer up to $150 million of additional notes under this facility in the future.

     Letters of Credit. At December 31, 2007, the Company had outstanding $482 million in letters of credit from various financial institutions, of which $406 million were part of credit facilities. As commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

10.  COLLATERAL FINANCING ARRANGEMENTS

     In June 2006, Timberlake Financial L.L.C. ("Timberlake Financial"), a subsidiary of RGA, completed an offering of $850 million of Series A Floating Rate Insured Notes due June 2036 in a private placement. Interest on the notes accrues at an annual rate of 1-month LIBOR plus 29 basis points payable monthly. The payment of interest and principal on the notes is insured through a financial guaranty insurance policy with a third party. The notes represent senior, secured indebtedness of Timberlake Financial with no recourse to RGA or its other subsidiaries. Up to $150 million of additional notes may be offered in the future. In order to make payments of principal and interest on the notes, Timberlake Financial will rely upon the receipt of interest and principal payments on surplus notes and dividend payments from its wholly-owned subsidiary, Timberlake Reinsurance Company II ("Timberlake Re"), a South Carolina captive insurance company. The ability of Timberlake Re to make interest and principal payments on the surplus note and dividend payments to Timberlake Financial is contingent upon South Carolina regulatory approval and the performance of specified term life insurance policies with guaranteed level premiums retroceded by RGA's subsidiary, RGA Reinsurance Company ("RGA Reinsurance"), to Timberlake Re.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Proceeds from the offering of the notes, along with a $113 million direct investment by RGA, collateralize the notes and are not available to satisfy the general obligations of RGA or the Company. Most of these assets were placed in a trust and provide long-term collateral as support for statutory reserves required by U.S. Valuation of Life Policies Model Regulation (commonly referred to as Regulation XXX) on term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance. The trust is consolidated by Timberlake Re which in-turn is consolidated by Timberlake Financial. Timberlake Financial is considered to be a VIE and RGA is considered to be the primary beneficiary. As such, the results of Timberlake Financial have been consolidated by RGA and ultimately by the Company.

     At December 31, 2007, the Company held assets in trust of $899 million associated with the transaction. In addition, the Company held $50 million in custody as of December 31, 2007. The Company's consolidated balance sheets include the assets of Timberlake Financial recorded as fixed maturity securities and other invested assets, which consists of the restricted cash and cash equivalents held in custody. The Company's consolidated statements of income include the investment returns on the assets held as collateral as investment income and the interest on the notes is included as a component of other expenses.

     Issuance costs associated with the offering of the notes of $13 million have been capitalized, are included in other assets, and are amortized using the effective interest method over the estimated life of the notes. Total interest expense was $52 million and $26 million for the years ended December 31, 2007 and 2006, respectively.

11.  JUNIOR SUBORDINATED DEBENTURES

     In December 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% up to but not including the scheduled redemption date, December 15, 2015. The debentures may be redeemed (i) in whole or in part, at any time on or after December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption, or (ii) in whole or in part, prior to December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption or, if greater, a make-whole price. In the event the debentures are not redeemed on or before the scheduled redemption date of December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 2.665%, payable quarterly in arrears. The final maturity of the debentures is December 15, 2065. RGA has the right to, and in certain circumstances the requirement to, defer interest payments on the debentures for a period up to ten years. Upon an optional or mandatory deferral of interest payments, RGA is generally not permitted to pay common stock dividends or make payments of interest or principal on securities which rank equal or junior to the subordinated debentures, until the accrued and unpaid interest on the subordinated debentures is paid. Interest compounds during periods of deferral. Issuance costs associated with the offering of the debentures of $6 million have been capitalized, are included in other assets, and are amortized using the effective interest method over the period from the issuance date of the debentures until their scheduled redemption. Interest expense on the debentures was $27 million, $27 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

12. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "RGA Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of: (i) a preferred security issued by the RGA Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the RGA Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million, at both December 31, 2007 and 2006. Interest expense on these instruments is included in other expenses and was $13 million for each of the years ended December 31, 2007, 2006 and 2005.

13.  INCOME TAXES

     The provision for income tax is as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2007    2006   2005
                                                         ----   -----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $(41)  $(154)  $ 23
  Foreign..............................................    60      41     70
                                                         ----   -----   ----
  Subtotal.............................................    19    (113)    93
                                                         ----   -----   ----
Deferred:
  Federal..............................................    93     228    (31)
  Foreign..............................................    11      10      4
                                                         ----   -----   ----
  Subtotal.............................................   104     238    (27)
                                                         ----   -----   ----
Provision for income tax...............................  $123   $ 125   $ 66
                                                         ====   =====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Tax provision at U.S. statutory rate..................  $113     $125      $72
Tax effect of:
  Foreign tax rate differing from U.S. tax rate.......    (2)      (2)      (2)
  Tax-exempt investment income........................     2       (2)      (1)
  State and local income taxes........................    --        1        1
  Prior year tax......................................     8       (2)      (2)
  Valuation allowance for carryforward items..........     1       --       (2)
  Other, net..........................................     1        5       --
                                                        ----     ----      ---
Provision for income tax..............................  $123     $125      $66
                                                        ====     ====      ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                            2007      2006
                                                           ------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Employee benefits......................................  $   64   $    35
  Investments............................................      --        27
  Loss and credit carryforwards..........................     334       781
  Other..................................................      13        71
                                                           ------   -------
                                                              411       914
  Less: Valuation allowance..............................       8         5
                                                           ------   -------
                                                              403       909
                                                           ------   -------
Deferred income tax liabilities:
  DAC....................................................     885     1,141
  Liability for future poicy benefits....................      27       486
  Investments............................................     200        --
  Net unrealized investment gains........................     249       280
  Other..................................................      15        24
                                                           ------   -------
                                                            1,376     1,931
                                                           ------   -------
Net deferred income tax liability........................  $ (973)  $(1,022)
                                                           ======   =======



     The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries, except for RGA International Reinsurance Company Ltd. and RGA Global Reinsurance Company, Ltd., because the Company considers these earnings to be permanently reinvested and does not expect these earnings to be repatriated in the foreseeable future.

     The Company believes that it is more likely than not that the deferred tax assets established will be realized except for the amount of the valuation allowance. As of December 31, 2007, and 2006, a valuation allowance for deferred tax assets of approximately $8 million and $5 million respectively, was provided on the foreign tax credits, net operating and capital losses of General American Argentina Seguros de Vida, S.A., RGA South Africa Holdings,

     RGA Financial Products Limited, RGA UK Services Limited, and RGA Reinsurance Company. At December 31, 2007 the Company's subsidiaries had net operating loss carryforwards of $932 million, which begin to expire in 2019, capital loss carryforwards of $11 million, which begin to expire in 2010, and tax credit carryforwards of $4 million, which begin to expire in 2009. The remaining loss carryforwards and tax credit carryforwards are expected to be utilized during the period allowed.

     Effective January 1, 2006, General American joined with MetLife and its includable affiliates in filing a federal income tax return. General American participates in a tax sharing agreement with MetLife. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     Pursuant to the tax sharing agreement, the amount due from affiliates is $120 million and $238 million as of December 31, 2007 and 2006, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. General American is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which General American has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, General American is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2001. Due to a lapse of the statute of limitations, the 2003 tax year is no longer subject to audit. In the first quarter of 2005, the IRS commenced an examination of General American's U.S. income tax returns for 2001 and 2002 that is anticipated to be completed in 2008.

     RGA files income tax returns with the U.S. federal government and various state and non U.S. jurisdictions. RGA is under continuous examination by the IRS and is subject to audit by taxing authorities in other non U.S. jurisdictions in which RGA has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, RGA is no longer subject to U.S. federal, state and non U.S. income tax examinations by tax authorities for years prior to 2003.

     As a result of the implementation of FIN 48, the Company recognized a $6 million increase in the liability for unrecognized tax benefits, and a $5 million increase in the interest liability for unrecognized tax benefits, offset by $11 million of minority interest, resulting in no corresponding change to the January 1, 2007 balance of retained earnings. The Company's total amount of unrecognized tax benefits upon adoption of FIN 48 was $217 million. The Company reclassified, at adoption, $41 million of current income tax payables to the liability for unrecognized tax benefits included within other liabilities. The Company also reclassified, at adoption, $170 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $47 million. The Company also had $33 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $222 million, an increase of $5 million from the date of adoption, and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is $52 million. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits, for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
Balance at January 1, 2007 (date of adoption).............         $217
Reductions for tax positions of prior years...............           (6)
Additions for tax positions of current year...............           15
Lapses of statutes of limitations.........................           (4)
                                                                   ----
Balance at December 31, 2007..............................         $222
                                                                   ====



     During the year ended December 31, 2007, the Company recognized $5 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $38 million of accrued interest associated with the liability for unrecognized tax benefits. The $5 million increase from the date of adoption in accrued interest resulted from an increase of $19 million of interest expense and a decrease of $14 million primarily related to effectively settled positions.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $1 million related to the separate account DRD.

14.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company and its affiliates continue to vigorously defend against the claims in these matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company and its affiliates' marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Regulators have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has been cooperating fully with these inquiries. The Company is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, state insurance regulatory authorities or other federal, state or industry authorities may conduct investigations or make inquiries, such as information requests, subpoenas, or books and records examinations, concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows.

     In 2007, the Company received $39 million, included in other revenues, based on the resolution of an indemnification claim associated with the 2000 acquisition of the Company by MLIC.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, the Company maintained a liability of $4 million and $5 million, respectively. The related asset for premium tax offsets was $3 million at both December 31, 2007 and 2006 for undiscounted future assessments in respect of impaired, insolvent or failed insurers. The Company maintained at both December 31, 2007 and 2006, an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                                           GROSS
                                                     RENTAL   SUBLEASE    RENTAL
                                                     INCOME    INCOME    PAYMENTS
                                                     ------   --------   --------
                                                             (IN MILLIONS)
2008...............................................    $7        $ 4        $ 9
2009...............................................    $4        $ 4        $ 8
2010...............................................    $3        $--        $ 7
2011...............................................    $2        $--        $ 4
2012...............................................    $2        $--        $ 4
Thereafter.........................................    $1        $--        $11


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $164 million and $34 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $5 million and $20 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. At December 31, 2007, there were no unfunded commitments. The amount of these unfunded commitments was $11 million at December 31, 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMMITMENTS

     In December 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and purchased the shares in the open market over the subsequent few months to return to the lenders. RGA would either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined, resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $2 million to $45 million, with a cumulative maximum of $106 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2007, the Company did not record any liabilities for indemnities, guarantees and commitments. The Company had no liability for indemnities, guarantees and commitments at both December 31, 2007 and 2006.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $3 million at December 31, 2007. The credit default swaps expire at various times during the next five years.

15.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     General American's employees, sales representatives and retirees participate in qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually, for each account balance. The majority of the plan's obligation is calculated using the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     General American also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of General American who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for General American, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     General American is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. General American's share of pension expense was $7 million, $8 million and $8 million for the years ended December 31, 2007, 2006 and 2005, respectively. In addition, General American's share of other postretirement expense was less than $1 million, $3 million and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The combined allocated benefit expense is included in the accompanying consolidated statements of income.

     General American continues to sponsor non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service credits while employed, but are not accruing additional benefits in these plans.

     RGA sponsors separate defined benefit pension plans for its eligible employees. Also, RGA sponsors a postretirement plan. Employees of RGA may also become eligible for certain postretirement medical and life insurance benefits if they attain retirement age, with sufficient service, while working for RGA. The assets and obligations of the RGA plans, along with the related net periodic expense, are included in the accompanying consolidated financial statements and additional disclosures below.

     Effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $7 million at December 31, 2005, $4 million net of income tax, and was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $6 million, $4 million, net of income tax of $2 million, and remained as a reduction of accumulated other comprehensive income. Upon adoption of SFAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, and prior service costs and credits that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                                  DECEMBER 31, 2006
                                                  -------------------------------------------------
                                                               ADDITIONAL
                                                                 MINIMUM
                                                      PRE        PENSION   ADOPTION OF      POST
                                                    SFAS 158    LIABILITY    SFAS 158     SFAS 158
                                                  ADJUSTMENTS  ADJUSTMENT   ADJUSTMENT  ADJUSTMENTS
BALANCE SHEET CAPTION                             -----------  ----------  -----------  -----------
                                                                    (IN MILLIONS)
Other liabilities: Accrued pension benefit
  cost..........................................    $    (47)   $      1     $    (3)     $    (49)
Other liabilities: Accrued postretirement
  benefit cost..................................        $ (7)        $--         $(5)         $(12)
                                                                --------     -------
Accumulated other comprehensive income (loss),
  before income tax:
  Defined benefit plans.........................        $ (7)        $ 1         $(8)         $(14)
Minority interest...............................                     $--         $ 8
Deferred income tax.............................                     $--         $(1)
Accumulated other comprehensive income (loss),
  net of income tax:
                                                                --------     -------
  Defined benefit plans.........................        $ (4)        $ 1         $(1)         $ (4)
                                                                ========     =======



     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                            DECEMBER 31,
                                                     -------------------------
                                                                      OTHER
                                                                   POSTRETIRE-
                                                       PENSION         MENT
                                                       BENEFITS      BENEFITS
                                                     -----------   -----------
                                                     2007   2006   2007   2006
                                                     ----   ----   ----   ----
                                                           (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year..  $ 71   $ 60   $ 12   $ 10
  Service cost.....................................     3      3      1      1
  Interest cost....................................     4      4     --     --
  Net actuarial (gains) losses.....................    (3)     2     (2)     1
  Change in benefits...............................    --      5     --     --
  Benefits paid....................................    (4)    (3)    --     --
                                                     ----   ----   ----   ----
Benefit obligation at end of year..................    71     71     11     12
                                                     ----   ----   ----   ----
Change in plan assets:
Fair value of plan assets at beginning of year.....    22     16     --     --
  Actual return on plan assets.....................     1      2     --     --
  Employer contribution............................     5      7     --     --
  Benefits paid....................................    (4)    (3)    --     --
                                                     ----   ----   ----   ----
Fair value of plan assets at end of year...........    24     22     --     --
                                                     ----   ----   ----   ----
Funded status at end of year.......................  $(47)  $(49)  $(11)  $(12)
                                                     ====   ====   ====   ====
Amounts recognized in consolidated balance sheet
  consist of:
  Other liabilities................................  $(47)  $(49)  $(11)  $(12)
                                                     ====   ====   ====   ====
Accumulated other comprehensive (income) loss:
  Net actuarial losses.............................  $ 19   $ 23   $  2   $  5
  Prior service credit.............................   (11)   (14)    --     --
                                                     ----   ----   ----   ----
                                                        8      9      2      5
  Deferred income tax and minority interest........    (6)    (7)    (1)    (3)
                                                     ----   ----   ----   ----
                                                     $  2   $  2   $  1   $  2
                                                     ====   ====   ====   ====



     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                              NON-
                                             QUALIFIED     QUALIFIED
                                                PLAN          PLAN         TOTAL
                                            -----------   -----------   -----------
                                            2007   2006   2007   2006   2007   2006
                                            ----   ----   ----   ----   ----   ----
                                                         (IN MILLIONS)
Aggregate fair value of plan assets.......   $24    $22   $ --   $ --   $ 24   $ 22
Aggregate projected benefit obligation....    26     25     45     46     71     71
                                             ---    ---   ----   ----   ----   ----
Over (under) funded.......................   $(2)   $(3)  $(45)  $(46)  $(47)  $(49)
                                             ===    ===   ====   ====   ====   ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The accumulated benefit obligation for all defined benefit pension plans was $65 million and $61 million at December 31, 2007 and 2006, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Projected benefit obligation.................................   $45    $45
Accumulated benefit obligation...............................   $42    $40
Fair value of plan assets....................................   $--    $--


     The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2007 and 2006.

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income were as follows:

                                                                         OTHER
                                                                    POSTRETIREMENT
                                              PENSION BENEFITS         BENEFITS
                                             ------------------   ------------------
                                             2007   2006   2005   2007   2006   2005
                                             ----   ----   ----   ----   ----   ----
                                                          (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost.............................   $ 3    $ 3    $ 2    $ 1    $ 1    $ 1
  Interest cost............................     4      4      3     --     --     --
  Expected return on plan assets...........    (2)    (2)    (1)    --     --     --
  Amortization of net actuarial (gains)
     losses................................     1      1      1     --     --     --
  Amortization of prior service cost
     (credit)..............................    (2)    (2)    (2)    --     --     --
                                              ---    ---    ---    ---    ---    ---
  Net periodic benefit cost................     4    $ 4    $ 3      1    $ 1    $ 1
                                              ---    ===    ===    ---    ===    ===

OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS RECOGNIZED IN OTHER
  COMPREHENSIVE INCOME
  Net acturial (gains) losses..............    (3)                  (3)
  Prior Service cost (credit)..............     1                   --
  Amortization of net actuarial gains
     (losses)..............................    (1)                  --
  Amortization of prior service (cost)
     credit................................     2                   --
                                              ---                  ---
     Total recognized in other
       comprehensive income................    (1)                  (3)
                                              ---                  ---
     Total recognized in net periodic
       benefit cost and other comprehensive
       income..............................   $ 3                  $(2)
                                              ===                  ===



     Included in other comprehensive income for the year ended December 31, 2007 are other changes in plan assets and benefit obligations associated with pension benefits of ($1) million and other postretirement benefits of ($3) million for an aggregate reduction in other comprehensive losses of ($4) million before income tax and ($1) million, net of income tax and minority interest for the year ended December 31, 2007.

     The estimated net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are less than $1 million and $2 million, respectively.

     It is anticipated that no net actuarial loss will be amortized from accumulated other comprehensive income into net periodic benefit cost for the other postretirement plans over the next year.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                              DECEMBER 31,
                                                   ----------------------------------
                                                                            OTHER
                                                       PENSION         POSTRETIREMENT
                                                      BENEFITS            BENEFITS
                                                   --------------      --------------
                                                   2007      2006      2007      2006
                                                   ----      ----      ----      ----
Weighted average discount rate...............      6.24%     5.85%     6.00%     5.75%
Rate of compensation increase................      4.25%     4.25%      N/A       N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                          DECEMBER 31,
                                            ---------------------------------------
                                                                        OTHER
                                                                   POSTRETIREMENT
                                             PENSION BENEFITS         BENEFITS
                                            ------------------   ------------------
                                            2007   2006   2005   2007   2006   2005
                                            ----   ----   ----   ----   ----   ----
Weighted average discount rate............  5.75%  5.75%  5.76%  5.75%  5.75%  5.75%
Expected rate of return on plan assets....  8.50%  8.50%  8.50%   N/A    N/A    N/A
Rate of compensation increase.............  4.25%  4.25%  4.25%   N/A    N/A    N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted expected return on plan assets for use in the plan's valuation in 2008 is currently anticipated to be 8.50% for pension benefits.

     The assumed healthcare cost trend rates used in measuring the accumulated postretirement benefit obligation and net periodic benefit cost were as follows:

                                                       DECEMBER 31,
                                      ----------------------------------------------
                                               2007                    2006
                                      ---------------------   ----------------------
Pre-Medicare eligible claims........  9% down to 5% in 2012   10% down to 5% in 2012
Medicare eligible claims............  9% down to 5% in 2012   10% down to 5% in 2012


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                       ONE PERCENT   ONE PERCENT
                                                         INCREASE      DECREASE
                                                       -----------   -----------
                                                             (IN THOUSANDS)
Effect on total of service and interest cost
  components.........................................     $  314       $  (235)
Effect on accumulated postretirement benefit
  obligation.........................................     $2,372       $(1,827)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  PLAN ASSETS

     The targeted and weighted average allocations of the pension plan assets are as follows:

                                                                     DECEMBER
                                                          TARGET       31,
                                                          ------   -----------
                                                           2008    2007   2006
ASSET CATEGORY                                            ------   ----   ----
Equity securities.......................................     75%     75%    76%
Fixed maturity securities...............................     25%     25%    24%
                                                            ---     ---    ---
  Total.................................................    100%    100%   100%
                                                            ===     ===    ===



     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification and partial liability immunization. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

  CASH FLOWS

     In 2008, the Company expects to make contributions of $4 million to its pension plans, which includes $3 million of benefit payments for its non-qualified pension plans. Benefit payments are funded from the Company's general assets as they become due under the provision of the plans.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. The Company uses its general assets to pay claims as they come due. The Company does not anticipate making any contributions other than benefits payments to its postretirement plan.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                            PENSION BENEFITS   OTHER POSTRETIREMENT BENEFITS
                                            ----------------   -----------------------------
                                                              (IN MILLIONS)
2008......................................         $ 4                      $--
2009......................................         $ 5                      $--
2010......................................         $ 5                      $--
2011......................................         $ 5                      $--
2012......................................         $ 6                      $--
2013 -- 2017..............................         $31                      $ 2


  SAVINGS AND INVESTMENT PLANS

     The Company's employees participate in savings and investment plans for which a portion of employee contributions are matched. The Company's expense was $3 million, $2 million and $3 million to these plans during the years ended December 31, 2007, 2006 and 2005, respectively.

16.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES action. General American and RGA's U.S. insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of General American and RGA's U.S. insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $106 million, $316 million and ($50) million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $2,280 million and $2,142 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its statutory surplus to policyholders as of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized investment gains). General American will be permitted to pay a stockholder dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Director of Insurance (the "Director"). For the year ended December 31, 2007, the Company did not pay any dividends to GenAmerica. The Company paid $13 million for each of the years ended December 31, 2006 and 2005 in dividends for which prior insurance regulatory clearance was not required. Based on amounts at December 31, 2007, General American could pay to GenAmerica a stockholder dividend of $228 million without prior approval of the Director in 2008.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              -----------------
                                                              2007   2006  2005
                                                              ----  -----  ----
                                                                (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year......................................................  $ 22  $(115) $137
Income tax effect of holding gains (losses).................   (13)    38   (61)
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................    29     16   (35)
  Amortization of premiums and accretion of discounts
     associated with investments............................   (33)   (12)   (8)
Income tax effect...........................................     2     (1)   21
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................   (70)    18    42
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................    42     (6)  (21)
                                                              ----  -----  ----
Net unrealized investment gains (losses)....................   (21)   (62)   75
Foreign currency translation adjustment.....................    60     11     3
Minimum pension liability adjustment........................    --      1     2
Defined benefit plans adjustment............................     1     --    --
                                                              ----  -----  ----
Other comprehensive income (loss)...........................  $ 40  $ (50) $ 80
                                                              ====  =====  ====



17.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Compensation........................................  $   10   $   21   $   39
Commissions.........................................     877      904      493
Interest and debt issue costs.......................     139       96       50
Amortization of DAC and VOBA........................     542      555      697
Capitalization of DAC...............................    (810)    (761)    (649)
Minority interest...................................     217      211      164
Insurance tax.......................................     267      239      186
Other...............................................      51       96      167
                                                      ------   ------   ------
  Total other expenses..............................  $1,293   $1,361   $1,147
                                                      ======   ======   ======



     For the years ended December 31, 2007, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 8. See also Note 19 for discussion of affiliated expenses included in the table above.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments has been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2007
Assets:
  Fixed maturity securities......................              $17,317     $17,317
  Equity securities..............................              $   168     $   168
  Mortgage loans on real estate..................              $ 1,073     $ 1,088
  Policy loans...................................              $ 2,716     $ 2,716
  Short-term investments.........................              $   312     $   312
  Cash and cash equivalents......................              $   507     $   507
  Accrued investment income......................              $   185     $   185
  Mortgage loan commitments......................     $5       $    --     $    --
Liabilities:
  Policyholder account balances..................              $ 6,034     $ 5,262
  Short-term debt -- affiliated..................              $    50     $    50
  Long-term debt.................................              $   628     $   638
  Collateral financing arrangements..............              $   850     $   761
  Junior subordinated debt securities............              $   399     $   356
  Shares subject to mandatory redemption.........              $   159     $   178
  Payables for collateral under securities loaned
     and other transactions......................              $ 1,438     $ 1,438

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2006
Assets:
  Fixed maturity securities......................              $16,134     $16,134
  Equity securities..............................              $   210     $   210
  Mortgage loans on real estate..................              $   971     $   943
  Policy loans...................................              $ 2,664     $ 2,664
  Short-term investments.........................              $   435     $   435
  Cash and cash equivalents......................              $   357     $   357
  Accrued investment income......................              $   183     $   183
  Mortgage loan commitments......................     $20      $    --     $    --
  Commitments to fund bank credit facilities.....     $11      $    --     $    --
Liabilities:
  Policyholder account balances..................              $ 5,739     $ 4,999
  Long-term debt.................................              $   408     $   443
  Collateral financing arrangements..............              $   850     $   850
  Junior subordinated debt securities............              $   399     $   400
Shares subject to mandatory redemption...........              $   159     $   226
  Payables for collateral under securities loaned
     and other transactions......................              $ 1,642     $ 1,642


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  SHORT-TERM DEBT -- AFFILIATED, LONG-TERM DEBT, COLLATERAL FINANCING ARRANGEMENTS, JUNIOR SUBORDINATED DEBT SECURITIES AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The carrying value for short-term debt -- affiliated approximates fair value due to the short-term duration of the instrument. The fair values of long-term debt, collateral financing arrangements, junior subordinated debt securities and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximates fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $44 million, $50 million and $60 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $5 million, $8 million and $16 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates to provide and receive services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions and distribution services. Expenses and (fees) related to these agreements and recorded in other expenses, were $11 million, $31 million and ($13) million for the years ended December 31, 2007, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In 2005, the Company entered into broker-dealer wholesale sales agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $1 million, $2 million and $10 million, included in other expenses, for the years ended December 31, 2007, 2006 and 2005, respectively. The Company received fees for this service of $26 million, $11 million and $4 million, included in other expenses, for the years ended December 31, 2007, 2006 and 2005.

     At December 31, 2007 and 2006, amounts due from affiliates were $32 million and $4 million, respectively. These receivables exclude affiliated reinsurance balances discussed in Note 8.

     See Notes 3, 7, 8 and 9 for additional related party transactions.

20.  SUBSEQUENT EVENT

     On September 12, 2008, MetLife completed a tax-free split-off of its majority-owned subsidiary, RGA. In connection with this transaction, General American dividended to MLIC and MLIC dividended to MetLife substantially all of its interest in RGA at a value of $1,318 million. The net book value of RGA at the time of the dividend was $1,716 million. The loss recognized in connection with the dividend was approximately $400 million. General American retained 3,000,000 shares of RGA class A common stock. These shares are marketable equity securities which do not constitute significant continuing involvement in the operations of RGA; accordingly, they will be classified within equity securities available for sale in the Company's consolidated financial statements at a cost basis of $157 million which is equivalent to the net book value of the shares. The carrying value will be adjusted to fair value at each subsequent reporting date. General American has agreed to dispose of the remaining shares of RGA within the next five years. In connection with General American's agreement to dispose of the remaining shares, General American also recognized, in its provision for income tax on continuing operations, a deferred tax liability of $16 million which represents the difference between the book and taxable basis of the remaining investment in RGA.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company's consolidating balance sheet and consolidating income statement, showing amounts included for RGA's assets and liabilities, income and expenses are as follows:

                                                                DECEMBER 31, 2007
                                                                  (IN MILLIONS)
                                        ----------------------------------------------------------------
                                          RGA     GENERAL AMERICAN       ADJUSTMENTS(1)      THE COMPANY
                                        -------   ----------------   ---------------------   -----------
                                                                     (INCREASE/(DECREASE))
ASSETS
Investments:
  Fixed maturity securities available-
     for-sale, at estimated fair
     value............................  $ 9,398        $ 7,923              $    (4)           $17,317
  Equity securities available-for-
     sale, at estimated fair value....      137             31                   --                168
  Mortgage loans on real estate.......      832            241                   --              1,073
  Policy loans........................    1,059          1,657                   --              2,716
  Real estate and real estate joint
     ventures held-for-investment.....       --             55                   --                 55
  Other limited partnership
     interests........................       --             33                   --                 33
  Short-term investments..............       75            237                   --                312
  Other invested assets...............    4,897          2,158               (2,320)             4,735
                                        -------        -------              -------            -------
     Total investments................   16,398         12,335               (2,324)            26,409
Cash and cash equivalents.............      404            103                   --                507
Accrued investment income.............       78            107                   --                185
Premiums and other receivables........    1,440          2,154                 (112)             3,482
Deferred policy acquisition costs and
  value of business acquired..........    3,513            137                   --              3,650
Current income tax recoverable........       --            119                  (33)                86
Other assets..........................      187            140                   --                327
Separate account assets...............       17          2,080                   --              2,097
                                        -------        -------              -------            -------
     Total assets.....................  $22,037        $17,175              $(2,469)           $36,743
                                        =======        =======              =======            =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits..............  $ 6,159        $ 5,197              $   (71)           $11,285
  Policyholder account balances.......    6,657          4,134                   --             10,791
  Other policyholder funds............    2,297            229                  (34)             2,492
  Policyholder dividends payable......       --            102                   --                102
  Short-term debt -- affiliated.......       --             50                   --                 50
  Long-term debt......................      528            100                   --                628
  Collateral financing arrangements...      850             --                   --                850
  Junior subordinated debt
     securities.......................      399             --                   --                399
  Shares subject to mandatory
     redemption.......................      159             --                   --                159
  Current income tax payable..........       33             --                  (33)                --
  Deferred income tax liability.......      941             21                   11                973
  Payables for collateral under
     securities loaned and other
     transactions.....................       --          1,438                   --              1,438
  Other liabilities...................    1,918            569                 (286)             2,201
  Separate account liabilities........       17          2,080                   --              2,097
                                        -------        -------              -------            -------
     Total liabilities................   19,958         13,920                 (413)            33,465
                                        -------        -------              -------            -------
STOCKHOLDER'S EQUITY:
Common stock..........................        1              3                   (1)                 3
Additional paid-in capital............    1,072          1,895               (1,118)             1,849
Retained earnings.....................      728            783                 (542)               969
Accumulated other comprehensive
  income..............................      278            574                 (395)               457
                                        -------        -------              -------            -------
     Total stockholder's equity.......    2,079          3,255               (2,056)             3,278
                                        -------        -------              -------            -------
     Total liabilities and
       stockholder's equity...........  $22,037        $17,175              $(2,469)           $36,743
                                        =======        =======              =======            =======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                        YEAR ENDED DECEMBER 31, 2007
                                                               (IN MILLIONS)
                                      ---------------------------------------------------------------
                                        RGA    GENERAL AMERICAN       ADJUSTMENTS(1)      THE COMPANY
                                      ------   ----------------   ---------------------   -----------
                                                                  (INCREASE/(DECREASE))
REVENUES
Premiums............................  $4,910        $  308                $  --              $5,218
Universal life and investment-type
  product policy fees...............      --           188                   --                 188
Net investment income...............     908           679                 (168)              1,419
Other revenues......................      77            37                  (10)                104
Net investment gains (losses).......    (177)          (91)                  --                (268)
                                      ------        ------                -----              ------
  Total revenues....................   5,718         1,121                 (178)              6,661
                                      ------        ------                -----              ------
EXPENSES
Policyholder benefits and claims....   3,989           485                   --               4,474
Interest credited to policyholder
  account balances..................     262           147                   --                 409
Policyholder dividends..............      --           163                   --                 163
Other expenses......................   1,226            77                  (10)              1,293
                                      ------        ------                -----              ------
  Total expenses....................   5,477           872                  (10)              6,339
                                      ------        ------                -----              ------
Income before provision for income
  tax...............................     241           249                 (168)                322
Provision for income tax............      84            39                   --                 123
                                      ------        ------                -----              ------
Net income..........................  $  157        $  210                $(168)             $  199
                                      ======        ======                =====              ======



--------

   (1) Includes intercompany eliminations and income tax reclassifications.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2007.

3.   Statement of Operations for the year ended December 31, 2007.

4.   Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006.

5.   Notes to Financial Statements

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2007 and 2006.

3.   Statements of Income for the years ended December 31, 2007, 2006 and 2005.

4.   Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.

5.   Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

6.   Notes to Financial Statements.



The Following Consolidated financial statements of General American Life Insurance Company (the
"Guarantor") are
included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2007 and 2006.

3.   Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and
     2005.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

6.   Notes to Consolidated Financial Statements.



b.           Exhibits
             ---------

1.   (i)     Resolution of Board of Directors of the Company authorizing the establishment of the Variable
             Account(1)

     (ii)    Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(11)

2.           Not Applicable.

3.   (i)     Form of Principal Underwriter's Agreement(7)

     (ii)    Principal Underwriter's and Selling Agreement (effective January 1, 2001)(11)

     (iii)   Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(11)

     (iv)    Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(11)

     (v)     Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC))(19)

     (vi)    Agreement and Plan of Merger (12-01-04)(MLIDC into GAD)(22)

4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract(5)

     (ii)    Enhanced Dollar Cost Averaging Rider(5)

     (iii)   Three Month Market Entry Rider(5)

     (iv)    Death Benefit Rider - (Compounded-Plus)(5)

     (v)     Death Benefit Rider - (Annual)(5)

     (vi)    Death Benefit Rider - (Annual Step-Up)(5)


     (vii)       Guaranteed Minimum Income Benefit Rider - (GMIB)(5)

     (viii)      Additional Death Benefit Rider - (Earnings Preservation Benefit)(5)

     (ix)        Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(5)

     (x)         Terminal Illness Rider(5)

     (xi)        Individual Retirement Annuity Endorsement(5)

     (xii)       Roth Individual Retirement Annuity Endorsement(5)

     (xiii)      401 Plan Endorsement(5)

     (xiv)       Tax Sheltered Annuity Endorsement(5)

     (xv)        Unisex Annuity Rates Rider(5)

     (xvi)       Form of Endorsement (Name change - effective February 5, 2001. MetLife Investors Insurance
                 Company; formerly, Cova Financial Services Life Insurance Company.)(2)

     (xvii)      Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(23)

     (xviii)     Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(24)

     (xix)       Individual Retirement Annuity Endorsement 7023.1 (9/02)(11)

     (xx)        Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(11)

     (xxi)       401(a)/403(a) Plan Endorsement 7026.1 (9/02)(11)

     (xxii)      Tax Sheltered Annuity Endorsement 7026.1 (9/02)(11)

     (xxiii)     Simple Individual Retirement Annuity Endorsement 7276 (9/02)(11)

     (xxiv)      Form of Contract Schedule [Class AA, B, C, L, VA or XC 7028-2] (7/04)(11)

     (xxv)       Form of Contract Schedule 7028-3 (27)

     (xxvi)      Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (14)

     (xxvii)     Form of Lifetime Guaranteed Withdrawal Benefit Rider (17)

     (xxviii)    Form of Guaranteed Minimum Income Benefit Rider (17)

     (xxix)      Form of Contract Schedule (enhanced GMIB Plus) (17)

     (xxx)       Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06)(18)

     (xxxi)      Form of Contract Schedule [Class AA, B, C, L, or XC] 7028-4 (11/05)(27)

     (xxxii)     Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05)(27)

     (xxxiii)    Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)(27)

     (xxxiv)     Purchase Payment Credit Rider 7030 (11/00)(28)

     (xxxv)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06)(19)

     (xxxvi)     Non-qualified Annuity Endorsement MLI-NQ (11/04)-I(20)

     (xxxvii)    Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (31)

     (xxxviii)   Form of Contract Schedule MLI-EDB (4/08) (31)

     (xxxix)     Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08)(31)

     (xl)        Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (31)

5.   (i)         Form of Variable Annuity Application(5)

     (ii)        Form of Variable Annuity Application Class XC: [Class VA 7029 (7/04) APPVA-504VA](24)

     (iii)       Form of Variable Annuity Application [Class VA] 7029 (1/05) APPVA105VA(27)

     (iv)        Form of Variable Annuity Application [Class VA] 7029 (4/05) APPVA1105VA(13)

     (v)         Form of Variable Annuity Application [Class VA] 7029 (1/06) APPVAVA 606(19)


     (vi)        Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008 (32)

6.   (i)         Copy of Articles of Incorporation of the Company(6)


          (ii)     Copy of the Bylaws of the Company(6)

7.        (i)      Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance
                   Company(25)

          (ii)     Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
                   Reassurance Company, Ltd(25)

          (iii)    Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
                   American Life Insurance Company(18)

8.        (i)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors
                   Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(26)

          (ii)     First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors Advisory
                   Corp., Met Investors Distribution Company and MetLife Investors Insurance Company (September 14,
                     2001)(26)

          (iii)    Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
                   and Cova Financial Services Life Insurance Company (effective September 1, 2000)(11)

          (iv)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan
                   Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004)(16)

          (v)      Net Worth Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
                   December 31, 2002)(18)

          (vi)     Guarantee Agreement (General American Life Insurance Company) (June 1, 1995)(20)

          (vii)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                   Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007)(22)

          (viii)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                   Investors Distribution Company and MetLife Investors Company (effective August 31, 2007)(30)

9.        (i)      Opinion of Counsel (22)

          (ii)     Opinion of Counsel (General American Life Insurance Company)(21)

10.                Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
                   Registrant and the Guarantor (filed herewith)

11.                Not Applicable.

12.                Agreement Governing Contribution (1)

13.       (i)      Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Margaret C. Fechtmann,
                   Paul A. Sylvester, Richard C. Pearson, Elizabeth M. Forget, Charles V. Curcio, Jeffrey A. Tupper and
                   George Foulke (22)

          (ii)     Powers of Attorney (General American Life Insurance Company) for Lisa M. Weber, Michael K. Farrell,
                   William J. Mullaney, James L. Lipscomb, Catherine A. Rein, Stanley J. Talbi, Michael J. Vietri, William
                   J. Wheeler, Anthony J. Williamson, Joseph J. Prochaska, Jr., and Charles V. Curcio (22)

          (iii)    Power of Attorney (General American Life Insurance Company) for James J. Reilly (29)

 (1)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File
                   Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

 (2)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                   Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

 (3)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                   Nos. 333-34741 and 811-05200) as electronically filed on November 20, 1997.

 (4)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                   Nos. 333-34741 and 811-05200) as electronically filed on January 26, 1998.

 (5)               incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as
                   electronically filed on November 22, 2000.

 (6)               incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) as
                   electronically filed on August 29, 1997.

 (7)               incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos.
                   333-50540 and 811-05200) as electronically filed on March 6, 2001.


      (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on April 30, 2003.

      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File
          Nos. 333-50540 and 811-05200) as electronically filed on April 27, 2004.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (Files
          Nos. 333-54358 and 811-05200) filed electronically on April 28, 2004.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on November 2, 2004.

   (13)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (Files
          Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (Files
          Nos. 333-54358 and 811-05200) filed electronically on September 9, 2005.

   (16)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (Files
          Nos. 333-50540 and 811-03365) filed electronically on October 7, 2005.

   (17)   incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No. 16 to Form N-4 (Files Nos. 333-54464 and 811-03365) filed electronically on January
          13, 2006.

   (18)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (Files
          Nos. 333-51950 and 811-05200) filed electronically on April 21, 2006.

   (19)   incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No. 19 to Form N-4 (Files Nos. 333-54464 and 811-03365) filed electronically on April 24,
          2006.

   (20)   incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's
          Post-Effective Amendment No.11 to Form N-4 (Files Nos. 333-96795 and 811-08306) filed electronically on July 27, 2006.

   (21)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (Files
          Nos. 333-50540 and 811-05200) filed electronically on July 28, 2006.

   (22)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (Files
          Nos. 333-51950 and 811-05200) filed electronically on April 19, 2007.

   (23)   incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27,
          2004.

   (24)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

   (25)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-50540 and 811-05200) filed electronically on April 30, 2003.

   (26)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-51950 and 811-05200) filed electronically on April 30, 2003.

   (27)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
          Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

   (28)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
          Nos. 333-51950 and 811-05200) filed electronically on July 14, 2005.

   (29)   incorporated herein by reference to Registrant's Post-Effective Amendment No.16 to Form N-4 (File
          Nos. 333-51950 and 811-05200 filed electronically on July 12, 2007.

   (30)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
          Nos. 333-51950 and 811-05200) filed electronically on October 31, 2007.

   (31)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
          Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.


   (32)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
          Nos. 333-51950 and 811-05200) filed electronically on April 22, 2008.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962

Charles V. Curcio                       Vice President-Finance (principal financial officer and principal
501 Route 22                            accounting officer)
Bridgewater, NJ 08807

Jay S. Kaduson                          Vice President and Director
10 Park Avenue
Morristown, NJ 07962

Margaret C. Fechtmann                   Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Elizabeth M. Forget                     Executive Vice President and Director
260 Madison Avenue
New York, NY 10016

George Foulke                           Director
334 Madison Avenue
Convent Station, NJ 07961

Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07967

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Richard C. Pearson                      Vice President,
5 Park Plaza, Suite 1900                Associate General Counsel, Secretary and Director
Irvine, CA 92614

Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Roberto Baron                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Johnathan L. Rosenthal                  Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Betty E. Davis                          Vice President
1125 - 17th Street
Denver, CO 80202

Brian C. Kiel                           Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
300 Davidson Avenue
Somerset, NY 08873

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Bennett D. Kleinberg                    Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Lisa S. Kuklinski                       Vice President
260 Madison Avenue
New York, NY 10016

Eric T. Steigerwalt                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman                       Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey P. Halperin                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF SEPTEMBER 30, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99913% is owned by MetLife International Holdings, Inc. and 0.00087% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Participacoes Ltda.(Portugal) - 99% is owned by MetLife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.


      6. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      7. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14.   MetLife Insurance S.A./NV (Belgium)

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      43.   MLIC Asset Holdings, LLC (DE)

      44.   85 Brood Street LLC (CT)

      45.   575 Fifth Avenue LLC (DE)


V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)


Y.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)


           (ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


DD.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

EE.   MetLife Capital Trust X (DE)

FF.   Cova Life Management Company (DE)

GG.   MetLife Reinsurance Company of Charleston (SC)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of August 31, 2008, there were 6,931 qualified contract owners and 5,166 non-qualified contract owners of Class XC contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


  Met Investors Series Trust

     MetLife Investors USA Separate Account A
     MetLife Investors Variable Annuity Account Five
     MetLife Investors Variable Life Account One
     MetLife Investors Variable Life Account Five
     MetLife Investors USA Variable Life Account A
     First MetLife Investors Variable Annuity Account One
     General American Separate Account Eleven
     General American Separate Account Twenty-Eight
     General American Separate Account Twenty-Nine
     General American Separate Account Two
     Security Equity Separate Account Twenty-Six
     Security Equity Separate Account Twenty-Seven
  MetLife of CT Separate Account QPN for Variable Annuities
  MetLife of CT Fund UL for Variable Life Insurance,
  MetLife of CT Fund UL III for Variable Life Insurance
  Metropolitan Life Variable Annuity Separate Account I
  Metropolitan Life Variable Annuity Separate Account II
  MetLife of CT Separate Account Eleven for Variable Annuities
  Metropolitan Life Separate Account E
  Metropolitan Life Separate Account UL
  MetLife of CT Fund ABD for Variable Annuities
  MetLife of CT Fund ABD II for Variable Annuities
  MetLife of CT Fund BD for Variable Annuities
  MetLife of CT Fund BD II for Variable Annuities
  MetLife of CT Fund BD III for Variable Annuities
  MetLife of CT Fund BD IV for Variable Annuities
  MetLife of CT Fund U for Variable Annuities
  MetLife of CT Separate Account Five for Variable Annuities
  MetLife of CT Separate Account Six for Variable Annuities
  MetLife of CT Separate Account Seven for Variable Annuities
  MetLife of CT Separate Account Eight for Variable Annuities
  MetLife of CT Separate Account Nine for Variable Annuities
  MetLife of CT Separate Account Ten for Variable Annuities
  MetLife of CT Separate Account Twelve for Variable Annuities
  MetLife of CT Separate Account Thirteen for Variable Annuities
  MetLife of CT Separate Account Fourteen for Variable Annuities
  MetLife of CT Separate Account PF for Variable Annuities
  MetLife of CT Separate Account PF II for Variable Annuities
  MetLife of CT Separate Account QP for Variable Annuities
  MetLife of CT Separate Account TM for Variable Annuities
  MetLife of CT Separate Account TM II for Variable Annuities
  MetLife Insurance Company of Connecticut Variable Annuity Separate
     Account 2002
  MetLife Life and Annuity Company of Connecticut Variable Annuity Separate
     Account 2002
  MetLife of CT Fund UL II for Variable Life Insurance
  MetLife of CT Variable Life Insurance Separate Account One
  MetLife of CT Variable Life Insurance Separate Account Two
  MetLife of CT Variable Life Insurance Separate Account Three

  Paragon Separate Account A
  Paragon Separate Account B
  Paragon Separate Account C
  Paragon Separate Account D
  Metropolitan Series Fund, Inc.
  Metropolitan Tower Life Separate Account One
  Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Leslie Sutherland                       Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

John C. Kennedy                         Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Myrna F. Solomon                        Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------------------------

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
260 Madison Avenue
New York, NY 10016

Charles M. Deuth                        Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $93,279,104         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant

    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the city of Irvine and State of California on this 5th day of November 2008.



   METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
   (Registrant)
   By:   METLIFE INVESTORS INSURANCE COMPANY
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President, Associate General Counsel and Secretary

   METLIFE INVESTORS INSURANCE COMPANY
   (Depositor)
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President, Associate General Counsel and Secretary

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on November 5, 2008.



/s/ Michael K. Farrell*            Chairman of the Board, Chief Executive Officer,
--------------------------------   President and Director
Michael K. Farrell
/s/ Jay S. Kaduson*                Vice President and Director
--------------------------------
Jay S. Kaduson
/s/ Charles V. Curcio*             Vice President-Finance
--------------------------------   (principal financial officer and principal accounting
Charles V. Curcio                  officer)
/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum
/s/ Margaret C. Fechtmann*         Director
--------------------------------
Margaret C. Fechtmann
/s/ Elizabeth M. Forget*           Director
--------------------------------
Elizabeth M. Forget
/s/ George Foulke*                 Director
--------------------------------
George Foulke
/s/ Paul A. Sylvester*             Director
--------------------------------
Paul A. Sylvester
/s/ Richard C. Pearson*            Vice President, Associate General Counsel, Secretary and
--------------------------------   Director
Richard C. Pearson
/s/ Jeffrey A. Tupper*             Assistant Vice President and Director
--------------------------------
Jeffrey A. Tupper


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          November 5, 2008

*MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-51950/811-05200) filed as Exhibit 13(i) on April 19, 2007.

                                   SIGNATURES


    As required by the Securities Act of 1933, General American Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Registration Statement to be signed on its behalf, in the City of St. Louis and State of Missouri on this 5th day of November, 2008.



   GENERAL AMERICAN LIFE INSURANCE COMPANY
   (Guarantor)
   By:   /s/ William C. Lane
         ----------------------------------------
         William C. Lane
         Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on November 5, 2008.



/s/ Lisa M. Weber*                 Chairman of the Board, Chief Executive Officer,
--------------------------------   President and Director
Lisa M. Weber
/s/ Michael K. Farrell*            Director
--------------------------------
Michael K. Farrell
/s/ William J. Mullaney*           Director
--------------------------------
William J. Mullaney
/s/ James L. Lipscomb*             Director
--------------------------------
James L. Lipscomb
/s/ Joseph J. Prochaska, Jr.*      Executive Vice President and Chief Accounting Officer
--------------------------------
Joseph J. Prochaska, Jr.
/s/ Stanley J. Talbi*              Director
--------------------------------
Stanley J. Talbi
/s/ Michael J. Vietri*             Director
--------------------------------
Michael J. Vietri
/s/ William J. Wheeler*            Director
--------------------------------
William J. Wheeler
/s/ James J. Reilly*               Vice President (principal financial officer)
--------------------------------
James J. Reilly
                                   Senior Vice President, Treasurer and Director
--------------------------------
Eric T. Steigerwalt
                                   Director
--------------------------------
Ruth A. Fattori


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          November 5, 2008

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-51950/811-05200) filed as Exhibit 13(ii) on April 19, 2007, except for the power of attorney for James J. Reilly, which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-51950/811-05200) filed as Exhibit 13(iii) on July 12, 2007.

                               INDEX TO EXHIBITS


10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)